UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust
(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2012

Before investing you should carefully consider a Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectuses carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a `bull` market, when most equity securities and long only ETFs are increasing in value, a Fund's short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and as a result, the Fund could lose more that the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset's sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. Russell 1000 is an index of approximately 1000 of the largest companies in the U.S. Equity market. One cannot invest directly in an index.

The owners of Shares may purchase or redeem Shares from a Fund in Creation Units only, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

The views expressed in this letter where those of FFCM, LLC as of June 30, 2012, and may not necessarily reflect the view on the date of this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

i	Shareholder Letter
iii	Management Discussion of Fund Performance
1	Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral High Beta Fund
22	QuantShares U.S. Market Neutral Size Fund
29	QuantShares U.S. Market Neutral Quality Fund
36	QuantShares U.S. Market Neutral Anti-Momentum Fund
43	QuantShares U.S. Market Neutral Anti-Beta Fund
50	Statements of Assets and Liabilities
51	Statements of Operations
52	Statements of Changes in Net Assets
54	Financial Highlights
56	Notes to Financial Statements
70	Report of Independent Registered Public Accounting Firm
71	Expense Examples
73	Additional Information
74	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to the Index it seeks to track (i.e., Target Index), and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM”, which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

Dear Shareholder,

This Annual Report for the QuantShares covers the period from commencement of operations, September 2011 to June 30, 2012 (the “Annual Period”). During the Annual Period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	4.04%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	-1.70%
QuantShares U.S. Market Neutral High Beta Fund (“BTAH”)	-5.11%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	0.28%
QuantShares U.S. Market Neutral Quality Fund (“QLT”)	-5.62%
QuantShares U.S. Market Neutral Anti-Momentum Fund (“NOMO”)	-8.47%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	-3.21%

2011 was an important year for QuantShares. The QuantShares family of market neutral ETFs launched in September with seven strategies. The Funds are the first investment vehicles to incorporate long/short market neutral strategies using common stocks in an ETF vehicle. The Funds seek to track indexes that are designed to provide market neutral exposure to key investment factors, such as Value, Quality, Size, Momentum and Beta, which have a deep academic background and can be implemented in an ETF.

The investing environment in 2011 – 2012 can be characterized by one over-arching theme: volatility. This was especially the case in the second half of 2011. In the 3rd quarter of 2011 (ended September 30, 2011) (“Q3”) we saw the Standard & Poor’s (S&P) 500 Index (1) decline -13.86%. The United States Congress and the on-going debt ceiling debate provided the pivotal event of the quarter, which culminated with a downgrade from Standard & Poor’s on the United States long term debt. The economic backdrop was already very fragile: as we were slowly putting the events of the 2008 financial crisis behind us, this unexpected but preventable event sent tremors through the equity markets. In response to some of the cracks in ongoing recovery, the Federal Open Market Committee implemented Operation Twist in September of 2011, which led to increased risk aversion, and broad selling of risk assets in a flight to quality.

Although the QuantShares ETFs were only live for a small portion of Q3 2011, our strategies were able to capitalize on the uncertainty present in the market and the risk sell off in September. BTAL was up 5.04% in September 2011, as investors rotated out of risky assets. BTAL is designed to be long the lowest beta names in each sector and short the highest beta names in each sector. QLT has a negative correlation (2) to the broad market, so that as the market declined in September, QLT was able to post positive returns as it finished up 1.44%. CHEP performed well as “cheap” names held up in comparison to their expensive counterparts, and as the markets sold off, it finished September up 0.44%.

Continuing the theme of volatility (3), what we saw happen in Q3 was quickly reversed in the 4th quarter of 2011 (ended December 31, 2011) (“Q4”) as the equity markets roared back on the strengthening of economic data. After the S&P 500, the benchmark gauge for US equities, briefly

i

touched the year’s low on the first trading day of Q4, a strong rally took the index up over 14.41% over the final 3 months of the year. Finally after all this volatility, the S&P 500 finished the year flat before dividends.

QuantShares’ first full quarter of live performance was completed in Q4, and 4 of 7 Funds posted positive returns. For the quarter, BTAH returned 5.72%, as there was a return to risk assets; SIZ posted similar returns, up 3.52% as small caps were able to take advantage of the beta reach.

While the “risk-on” environment provided a nice backdrop for some of our strategies, others did not fare as well in Q4. While the BTAH posted positive performance for the quarter, BTAL posted negative returns, down -8.59% for the quarter. The funds design, long low beta names and short high beta names, caused underperformance as it was the high beta names that drove the market higher to close the year. With strong market performance in Q4, QLT which is designed to be long the highest quality (high Return on Equity and low Debt to Equity) in each sector and short the lowest quality names in each sector, failed to keep pace finishing the quarter down -3.78%, as higher quality names suffered at the expense of lower quality names.

As the calendar rolled from 2011 to 2012, we saw the market continue to shake off some of the concerns that took hold in 2011 when the global macro environment soured, and an increased appetite for risk continued to lead the market higher. This was evidenced by the continued strength in the BTAH which returned 8.31% for January, and 10.08% for the first quarter of 2012 (ended March 31, 2012) (“Q1”). During the quarter, the market reached some important psychological numbers. The S&P 500, rallied over 100% from its 2009 lows, during the depths of the financial crisis. The strength of the equity market was very apparent in Q1 2012 as both the Dow Jones Industrial Average (4) (8.14%) and the S&P 500 (12.00%) posted their strongest start to a year since 1998.

The start of the 2nd quarter of 2012 (ended June 30, 2012) (“Q2”) provided mixed economic data, which showed some positive surprises as well as signs that the overall economy was softening. The Institute for Supply Management unexpectedly picked up in April, consumer spending increased and there was strong demand for autos. Even with these positive developments, Q1 2012 Gross Domestic Product (GDP) moderated from Q4 2011. European concerns spread as continued flare ups roiled the global markets. Structural imbalances persist between the northern and southern European economies. The austerity measures imposed as part of bail-out packages were rebutted in Greece, and thwarted by both Spain and Italy even in the face of increasing funding costs in the public debt markets.

With increasing questions both home and abroad about the pace of the recovery and the ability to fight off a continued slowdown, there was a return to low-risk assets in Q2 2012. This could be seen in BTAL, which outpaced the broad market in Q2 and finished up 11.70% vs. the S&P 500 -3.29%. In addition to the low-risk trade, momentum strategies gained strength as evidenced by the MOM, which finished Q2 up 7.37% vs. the S&P 500 -3.29%.

Global market uncertainty in Q2 was the main driver for negative performance. As low beta names outperformed, high beta names lagged, as evidenced by the BTAH down -13.45% for the quarter. Similarly, continued strength in momentum names led to underperformance by the NOMO which closed down -7.83%.

We believe the QuantShares family of market neutral ETFs are positioned to achieve their investment objectives even in the face of a volatile and ever changing global landscape, due to their uncorrelated return profile to the broad market and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team
July 24, 2012

Management Discussion of Fund Performance

QuantShares U.S. Market Neutral Momentum Fund (“MOM”):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low momentum stocks within the Dow Jones U.S. Index. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. Stocks with a higher return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the reporting period that began with the Fund’s inception date of September 6, 2011, and ended June 30, 2012 the Fund’s market price return (5) was 4.28% and its NAV return (5) was 4.04% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned 5.77% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, or total returns over the first twelve of the last 13 months. During the period, the market extrapolated long term trends and high momentum stocks outperformed low momentum stocks resulting in positive performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.00%	-5.00%
Consumer Goods	10.00%	-10.02%
Consumer Services	14.54%	-14.49%
Energy	7.52%	-7.52%
Financials	18.55%	-18.53%
Health Care	10.02%	-10.00%
Industrials	17.50%	-17.51%
Technology	10.52%	-10.49%
Telecommunications	1.50%	-1.49%
Utilities	5.01%	-5.01%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	18.29	10.61
Price to Book Ratio (7)	4.03	1.45
Average Market Cap ($B)	18.84	7.65
Median Market Cap ($B)	5.90	3.88
Beta (8)	0.97	1.56

Frequency Distribution of Premiums and Discounts — MOM

For the period from Commencement of Operations (September 6, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	27	13.2%
0 to 49 basis points above NAV	49	23.9%
0 to 49 basis points below NAV	95	46.3%
greater than 50 basis points below NAV	34	16.6%
	205	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 6, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	4.04%
Market Price Return:	4.28%
DJUS Momentum Index:	5.77%
Russell 1000 Index:	18.50%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 5.40%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Value Fund (“CHEP”):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance before fees and expenses, of the Dow Jones U.S Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as earnings to price, book to price, and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the reporting period that began with the Fund’s inception date of September 12, 2011, and ended June 30, 2012 the Fund’s market price return (5) was -1.70% and its NAV return (5) was -1.70% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned -0.24% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the period, the market favored higher valuation companies over lower valuation companies resulting in negative performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	4.99%	-5.01%
Consumer Goods	9.51%	-9.46%
Consumer Services	14.01%	-14.01%
Energy	7.49%	-7.52%
Financials	18.51%	-18.56%
Health Care	10.00%	-9.99%
Industrials	17.48%	-17.47%
Technology	11.01%	-11.02%
Telecommunications	1.48%	-1.51%
Utilities	5.50%	-5.50%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	8.96	23.89
Price to Book Ratio (7)	1.19	5.47
Average Market Cap ($B)	15.15	12.45
Median Market Cap ($B)	4.82	5.54
Beta (8)	1.31	1.10

v

Frequency Distribution of Premiums and Discounts — CHEP

For the period from Commencement of Operations (September 12, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	19	9.5%
0 to 49 basis points above NAV	65	32.3%
0 to 49 basis points below NAV	102	50.7%
greater than 50 basis points below NAV	15	7.5%
	201	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 12, 2011 (Commencement of Operations) to June 30, 2012

CHEP NAV Return:	-1.70%
CHEP Market Price Return:	-1.70%
DJUS Value Index:	-0.24%
Russell 1000 Index:	18.72%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 4.80%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral High Beta Fund (“BTAH”):

The QuantShares U.S. Market Neutral High Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses of the Dow Jones U.S. Thematic Market Neutral High Beta Index (“DJUS High Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest beta stocks as long positions and lowest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of earning the spread return between high and low beta stocks. High beta stocks are those that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Beta investing entails investing in securities that have above average betas and shorting securities that have below-average betas. The performance of the Fund will depend on the differences in the rates of return between the long positions and short positions.

During the reporting period that began with the Fund’s inception of September 12, 2011, and ended June 30, 2012 the Fund’s market price return (5) was -4.87% and its NAV return (5) was -5.11% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned -3.68% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the period, the market was risk averse and favored low beta stocks over high beta stocks resulting in negative performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.01%	-5.02%
Consumer Goods	10.03%	-10.06%
Consumer Services	14.04%	-14.08%
Energy	7.04%	-7.05%
Financials	19.08%	-19.11%
Health Care	9.52%	-9.54%
Industrials	17.55%	-17.58%
Technology	11.03%	-11.05%
Telecommunications	1.50%	-1.51%
Utilities	5.53%	-5.53%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	11.85	14.99
Price to Book Ratio (7)	1.82	2.66
Average Market Cap ($B)	6.89	26.08
Median Market Cap ($B)	3.41	8.19
Beta (8)	1.97	0.65

Frequency Distribution of Premiums and Discounts — BTAH

For the period from Commencement of Operations (September 12, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	33	16.4%
0 to 49 basis points above NAV	38	18.9%
0 to 49 basis points below NAV	78	38.8%
greater than 50 basis points below NAV	52	25.9%
	201	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAH — QuantShares U.S. Market Neutral High Beta Fund
DJUS High Beta Index — Dow Jones U.S Thematic Market Neutral High Beta Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 12, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	-5.11%
Market Price Return:	-4.87%
DJUS High Beta Index:	-3.68%
Russell 1000 Index:	18.72%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 5.89%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (“SIZ”):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index. Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the reporting period that began with the Fund’s inception date of September 6, 2011, and ended June 30, 2012 the Fund’s market price return (5) was 0.28% and its NAV return (5) was 0.28% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned 1.73% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the period, the market slightly favored smaller cap names over larger cap names resulting in positive performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.02%	-5.04%
Consumer Goods	10.25%	-10.06%
Consumer Services	14.55%	-14.59%
Energy	7.55%	-7.59%
Financials	19.12%	-19.16%
Health Care	10.05%	-10.06%
Industrials	16.36%	-16.61%
Technology	11.05%	-11.12%
Telecommunications	1.49%	-1.51%
Utilities	5.02%	-5.04%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	14.66	13.71
Price to Book Ratio (7)	1.95	2.56
Average Market Cap ($B)	2.22	53.51
Median Market Cap ($B)	2.17	29.55
Beta (8)	1.34	1.01

Frequency Distribution of Premiums and Discounts — SIZ

For the period from Commencement of Operations (September 6, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	13	6.4%
0 to 49 basis points above NAV	62	30.2%
0 to 49 basis points below NAV	113	55.1%
greater than 50 basis points below NAV	17	8.3%
	205	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 6, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	0.28%
Market Price Return:	0.28%
DJUS Size Index:	1.73%
Russell 1000 Index:	18.50%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 5.26%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

x

QuantShares U.S. Market Neutral Quality Fund (“QLT”):

The QuantShares U.S. Market Neutral Quality Fund seeks performance results that correspond to the price and yield performance before fees and expenses of the Dow Jones U.S. Thematic Market Neutral Quality Index (“DJUS Quality Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the highest quality stocks as long positions and lowest quality stocks as short positions, of approximately equal dollar amounts within each sector. The Fund provides investors with the means of seeking the spread return between the high and low ranked stocks. Stocks with higher return on equity and lower debt-to-equity ratio (above average quality characteristics) within each sector receive higher rankings, and stocks with a lower return on equity and higher debt-to-equity ratio (below average quality characteristics) within each sector receive lower rankings. Quality investing entails investing in securities that have above-average quality characteristics and shorting securities that have below-average quality characteristics. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the reporting period that began with the Fund’s inception date of September 6, 2011, and ended June 30, 2012 the Fund’s market price return (5) was -5.62% and its NAV return (5) was -5.62%. (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned -4.14% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case quality as determined by a stocks return on equity and debt to equity. During the period, the market favored lower quality stocks over higher quality stocks resulting in negative performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.00%	-5.00%
Consumer Goods	9.49%	-9.75%
Consumer Services	13.51%	-13.52%
Energy	7.52%	-7.52%
Financials	19.05%	-19.05%
Health Care	10.03%	-10.00%
Industrials	17.52%	-17.29%
Technology	10.99%	-11.03%
Telecommunications	1.50%	-1.51%
Utilities	5.51%	-5.50%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	14.19	17.58
Price to Book Ratio (7)	2.65	1.82
Average Market Cap ($B)	20.23	9.28
Median Market Cap ($B)	5.59	3.86
Beta (8)	1.13	1.47

Frequency Distribution of Premiums and Discounts — QLT

For the period from Commencement of Operations (September 6, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	8	3.9%
0 to 49 basis points above NAV	75	36.6%
0 to 49 basis points below NAV	107	52.2%
greater than 50 basis points below NAV	15	7.3%
	205	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

QLT — QuantShares U.S. Market Neutral Quality Fund
DJUS Quality Index — Dow Jones U.S Thematic Market Neutral Quality Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 6, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	-5.62%
Market Price Return:	-5.62%
DJUS Quality Index:	-4.14%
Russell 1000 Index:	18.50%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 4.32%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Momentum Fund (“NOMO”):

The QuantShares U.S. Market Neutral Anti-Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses of the Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index (“DJUS Anti-Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest momentum stocks as long positions and highest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high momentum price stocks within the Dow Jones U.S. Index. A stocks momentum is based on its total return which is a function of price performance and dividend returns over the first twelve of the last thirteen months. Stocks with the lowest returns are low momentum stocks, stocks with the highest returns are highest momentum stocks. Anti-Momentum investing entails investing in securities that have had below-average returns and shorting securities that have had above-average returns. The performance of the Fund will depend on the difference in the rates of return between long positions and short positions.

During the reporting period that began with the Fund’s inception of September 6, 2011, and ended June 30, 2012 the Fund’s market price return (5) was -8.52% and its NAV return (5) was -8.47% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned -7.16% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, or total returns over the first twelve of the last 13 months. During the period, the market extrapolated long term trends and high momentum stocks outperformed low momentum stocks resulting in negative performance for the Fund.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.01%	-5.01%
Consumer Goods	10.03%	-10.04%
Consumer Services	14.53%	-14.55%
Energy	7.54%	-7.53%
Financials	18.57%	-18.61%
Health Care	10.02%	-10.03%
Industrials	17.54%	-17.53%
Technology	10.52%	-10.58%
Telecommunications	1.50%	-1.51%
Utilities	5.02%	-5.01%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	10.71	18.12
Price to Book Ratio (7)	1.81	3.92
Average Market Cap ($B)	7.28	19.47
Median Market Cap ($B)	3.66	5.95
Beta (8)	1.56	0.98

Frequency Distribution of Premiums and Discounts — NOMO

For the period from Commencement of Operations (September 6, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	26	12.6%
0 to 49 basis points above NAV	66	32.2%
0 to 49 basis points below NAV	77	37.6%
greater than 50 basis points below NAV	36	17.6%
	205	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

NOMO — QuantShares U.S. Market Neutral Anti-Momentum Fund
DJUS Anti-Momentum Index — Dow Jones U.S Thematic Market Neutral Anti-Momentum Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 6, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	-8.47%
Market Price Return:	-8.52%
DJUS Anti-Momentum Index:	-7.16%
Russell 1000 Index:	18.50%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 5.40%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the market index, and high beta stocks are those stocks that are more volatile than the market index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the reporting period that began with the Fund’s inception date of September 12, 2011, and ended June 30, 2012 the Fund’s market price return (5) was -3.13% and its NAV return (5) was -3.21% (for an explanation of the market price returns and the NAV returns, please refer to the Footnotes to Management Discussion of Fund Performance). The Index returned -1.67% during the same period.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the period, the market was risk averse and tended favored low beta stocks over high beta stocks. However, because of the effects of compounding, the fund had a negative total return for the period.

	Fund Sector Weights
As of 06/30/2012	% Long Weight	% Short Weight
Basic Materials	5.00%	-5.00%
Consumer Goods	10.01%	-10.00%
Consumer Services	14.02%	-14.00%
Energy	7.03%	-7.03%
Financials	19.05%	-19.02%
Health Care	9.51%	-9.49%
Industrials	17.51%	-17.50%
Technology	10.99%	-10.99%
Telecommunications	1.50%	-1.49%
Utilities	5.50%	-5.50%

	Portfolio Characteristics
As of 06/30/2012	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio (6)	14.93	11.93
Price to Book Ratio (7)	2.50	1.86
Average Market Cap ($B)	26.35	7.14
Median Market Cap ($B)	7.80	3.47
Beta (8)	0.64	1.97

Frequency Distribution of Premiums and Discounts — BTAL

For the period from Commencement of Operations (September 12, 2011) through June 30, 2012

	Number of Days	Percentage of Total Days
greater than 50 basis points above NAV	43	21.4%
0 to 49 basis points above NAV	69	34.3%
0 to 49 basis points below NAV	51	25.4%
greater than 50 basis points below NAV	38	18.9%
	201	100.0%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2012 assuming the reinvestment of distributions.

Annual Total Returns
From September 12, 2011 (Commencement of Operations) to June 30, 2012

NAV Return:	-3.21%
Market Price Return:	-3.13%
DJUS Anti-Beta Index:	-1.67%
Russell 1000 Index:	18.72%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. As stated in the current prospectus, the adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. The current gross expense ratio is 4.74%. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

Footnotes to Management Discussion of Fund Performance:

(1)	S&P 500 — Standard & Poor’s 500 Stock index, consists of 500 stocks that are widely held.
(2)	Correlation — A statistical measure of how two securities move in relation to each other.
(3)	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
(4)	Dow Jones Industrial Average — Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the NYSE Arca and the NASDAQ.
(5)	The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
(6)	Price / Earnings Ratio — Market Value per share / Earnings per share
(7)	Price / Book Ratio — Stock Price / Total Assets - Intangible Asset and Liabilities
(8)	A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.2%
Aerospace & Defense – 2.7%
BE Aerospace, Inc.*	524	$22,878
Hexcel Corp.*	888	22,901
Lockheed Martin Corp.	264	22,989
Precision Castparts Corp.	140	23,029
TransDigm Group, Inc.*(a)	172	23,100
Triumph Group, Inc.(a)	408	22,958
		137,855
Automobiles – 0.4%
Harley-Davidson, Inc.	500	22,865
Beverages – 0.9%
Brown-Forman Corp., Class B	232	22,469
Monster Beverage Corp.*	320	22,784
		45,253
Biotechnology – 5.4%
Alexion Pharmaceuticals, Inc.*(a)	232	23,038
Amgen, Inc.	312	22,788
Amylin Pharmaceuticals, Inc.*	808	22,810
Ariad Pharmaceuticals, Inc.*	1,324	22,786
Biogen Idec, Inc.*	160	23,101
BioMarin Pharmaceutical, Inc.*	580	22,956
Celgene Corp.*	356	22,841
Gilead Sciences, Inc.*	444	22,768
Incyte Corp. Ltd.*	1,008	22,882
Medivation, Inc.*	252	23,033
Pharmacyclics, Inc.*	420	22,936
Regeneron Pharmaceuticals, Inc.*(a)	200	22,844
		274,783
Chemicals – 5.4%
Airgas, Inc.	272	22,851
CF Industries Holdings, Inc.	116	22,474
Cytec Industries, Inc.	388	22,752
Ecolab, Inc.	332	22,752
FMC Corp.	428	22,890
LyondellBasell Industries N.V., Class A	568	22,873
NewMarket Corp.	104	22,526
PPG Industries, Inc.	216	22,922
RPM International, Inc.	836	22,739
Sherwin-Williams Co./The(a)	172	22,764
Valspar Corp.	432	22,676
W.R. Grace & Co.*	456	23,005
		273,224
Commercial Banks – 1.8%
BB&T Corp.	744	22,952
Signature Bank/NY*(a)	376	22,925
U.S. Bancorp(a)	712	22,898
Wells Fargo & Co.	684	22,873
		91,648

	Number of Shares	Value
Commercial Services & Supplies – 0.9%
Cintas Corp.	588	$22,703
Clean Harbors, Inc.*	404	22,793
		45,496
Computers & Peripherals – 1.4%
Apple, Inc.*	40	23,360
Diebold, Inc.	616	22,737
Seagate Technology plc(a)	932	23,048
		69,145
Consumer Finance – 0.9%
American Express Co.	392	22,818
Discover Financial Services	664	22,961
		45,779
Distributors – 0.4%
LKQ Corp.*	684	22,846
Diversified Consumer Services – 0.4%
Coinstar, Inc.*	332	22,795
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.	516	22,931
Electric Utilities – 1.8%
Cleco Corp.	544	22,755
Duke Energy Corp.	988	22,783
OGE Energy Corp.	440	22,788
Southern Co./The(a)	492	22,780
		91,106
Electrical Equipment – 0.9%
Hubbell, Inc., Class B	292	22,758
Roper Industries, Inc.	232	22,871
		45,629
Electronic Equipment, Instruments & Components – 0.4%
FEI Co.*	476	22,772
Energy Equipment & Services – 1.3%
Core Laboratories N.V.	196	22,717
Helix Energy Solutions Group, Inc.*	1,376	22,580
Oceaneering International, Inc.(a)	476	22,781
		68,078
Food & Staples Retailing – 0.9%
Casey's General Stores, Inc.	388	22,888
Whole Foods Market, Inc.(a)	240	22,877
		45,765
Food Products – 1.4%
Hain Celestial Group, Inc./The*	416	22,897
Hershey Co./The	316	22,761
Mead Johnson Nutrition Co.	284	22,865
		68,523

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Gas Utilities – 0.5%
ONEOK, Inc.	544	$23,017
Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.*	688	23,020
Intuitive Surgical, Inc.*	40	22,152
		45,172
Health Care Providers & Services – 0.9%
UnitedHealth Group, Inc.(a)	392	22,932
WellCare Health Plans, Inc.*(a)	432	22,896
		45,828
Health Care Technology – 0.9%
athenahealth, Inc.*(a)	288	22,801
Cerner Corp.*	280	23,145
		45,946
Hotels, Restaurants & Leisure – 2.3%
Chipotle Mexican Grill, Inc.*	60	22,797
Domino's Pizza, Inc.	740	22,874
Six Flags Entertainment Corp.(a)	424	22,972
Starbucks Corp.(a)	432	23,034
Wyndham Worldwide Corp.(a)	432	22,784
		114,461
Household Durables – 1.8%
D.R. Horton, Inc.	1,252	23,012
Garmin Ltd.	596	22,821
Lennar Corp., Class A	740	22,873
Toll Brothers, Inc.*	776	23,070
		91,776
Household Products – 0.4%
Church & Dwight Co., Inc.	412	22,854
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	432	22,905
Insurance – 4.1%
ACE Ltd.	308	22,832
Allied World Assurance Co. Holdings AG	288	22,887
American Financial Group, Inc./OH(a)	580	22,753
Arch Capital Group Ltd.*(a)	580	23,020
Arthur J. Gallagher & Co.	652	22,866
Cincinnati Financial Corp.	600	22,842
Fidelity National Financial, Inc., Class A	1,188	22,881
ProAssurance Corp.	256	22,807
W.R. Berkley Corp.	588	22,885
		205,773
Internet & Catalog Retail – 0.4%
Expedia, Inc.	472	22,689
Internet Software & Services – 1.8%
AOL, Inc.*	812	22,801

	Number of Shares	Value
Equinix, Inc.*	128	$22,483
IAC/InterActiveCorp	504	22,982
Rackspace Hosting, Inc.*(a)	524	23,025
		91,291
IT Services – 3.6%
Alliance Data Systems Corp.*(a)	168	22,680
International Business Machines Corp.	116	22,687
Mastercard, Inc., Class A	52	22,366
NeuStar, Inc., Class A*(a)	684	22,846
Teradata Corp.*(a)	316	22,755
Total System Services, Inc.(a)	956	22,877
Visa, Inc., Class A(a)	184	22,748
Wright Express Corp.*(a)	368	22,713
		181,672
Leisure Equipment & Products – 0.4%
Polaris Industries, Inc.(a)	320	22,874
Machinery – 3.6%
Chart Industries, Inc.*	332	22,828
Donaldson Co., Inc.	680	22,692
ITT Corp.	1,292	22,739
Lincoln Electric Holdings, Inc.	520	22,771
Robbins & Myers, Inc.	540	22,583
Valmont Industries, Inc.	188	22,742
Wabtec Corp.(a)	292	22,779
Woodward, Inc.(a)	576	22,717
		181,851
Media – 0.5%
CBS Corp., Class B	700	22,946
Metals & Mining – 0.5%
Royal Gold, Inc.	292	22,893
Multiline Retail – 1.8%
Dillard's, Inc., Class A	356	22,670
Dollar General Corp.*	424	23,061
Dollar Tree, Inc.*	424	22,811
Macy's, Inc.	664	22,809
		91,351
Multi-Utilities – 2.3%
Consolidated Edison, Inc.	368	22,886
NiSource, Inc.	924	22,869
SCANA Corp.	480	22,963
Sempra Energy	332	22,868
Wisconsin Energy Corp.(a)	576	22,793
		114,379
Oil, Gas & Consumable Fuels – 4.5%
Cabot Oil & Gas Corp.	584	23,009
Cobalt International Energy, Inc.*	976	22,936
Continental Resources, Inc.*	348	23,184

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
CVR Energy, Inc.*	860	$22,859
Kinder Morgan, Inc.	712	22,941
Kodiak Oil & Gas Corp.*	2,744	22,528
Plains Exploration & Production Co.*	656	23,078
Range Resources Corp.	372	23,015
Sunoco, Inc.	480	22,800
Williams Cos., Inc./The(a)	796	22,941
		229,291
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A(a)	488	22,887
Pharmaceuticals – 1.8%
Perrigo Co.	196	23,114
Questcor Pharmaceuticals, Inc.*(a)	428	22,787
Salix Pharmaceuticals Ltd.*(a)	420	22,865
Vivus, Inc.*	800	22,832
		91,598
Professional Services – 0.9%
Equifax, Inc.	492	22,927
Verisk Analytics, Inc., Class A*(a)	464	22,857
		45,784
Real Estate Investment Trusts (REITs) – 8.1%
American Campus Communities, Inc.(a)	508	22,850
American Capital Agency Corp.	680	22,855
American Tower Corp.	328	22,930
AvalonBay Communities, Inc.	160	22,637
Camden Property Trust	336	22,737
Digital Realty Trust, Inc.	308	23,122
Douglas Emmett, Inc.	992	22,915
Equity Lifestyle Properties, Inc.	332	22,898
Essex Property Trust, Inc.	148	22,780
Extra Space Storage, Inc.	752	23,011
Federal Realty Investment Trust	220	22,900
Kilroy Realty Corp.	472	22,849
Macerich Co./The(a)	388	22,911
Post Properties, Inc.	468	22,909
Public Storage	160	23,106
Simon Property Group, Inc.(a)	148	23,038
Tanger Factory Outlet Centers(a)	716	22,948
Taubman Centers, Inc.(a)	296	22,839
		412,235
Road & Rail – 1.8%
J.B. Hunt Transport Services, Inc.	384	22,886
Kansas City Southern	328	22,816
Landstar System, Inc.	444	22,964
Old Dominion Freight Line, Inc.*(a)	524	22,684
		91,350

	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 0.9%
Cirrus Logic, Inc.*	764	$22,828
Intel Corp.	856	22,813
		45,641
Software – 3.2%
Ariba, Inc.*	508	22,738
Aspen Technology, Inc.*	992	22,965
CommVault Systems, Inc.*	464	23,000
Concur Technologies, Inc.*	332	22,609
Microsoft Corp.	748	22,881
SolarWinds, Inc.*(a)	528	23,000
Ultimate Software Group, Inc.*(a)	256	22,815
		160,008
Specialty Retail – 7.2%
American Eagle Outfitters, Inc.	1,164	22,966
AutoZone, Inc.*	64	23,499
Cabela's, Inc.*	604	22,837
Foot Locker, Inc.	748	22,874
Gap, Inc./The	836	22,873
GNC Holdings, Inc., Class A	584	22,893
Home Depot, Inc./The	432	22,892
Ltd. Brands, Inc.	536	22,796
O'Reilly Automotive, Inc.*(a)	272	22,785
PetSmart, Inc.	336	22,908
Pier 1 Imports, Inc.	1,392	22,871
Ross Stores, Inc.(a)	364	22,739
Sally Beauty Holdings, Inc.*(a)	892	22,960
TJX Cos., Inc.	532	22,839
Tractor Supply Co.(a)	272	22,592
Ulta Salon Cosmetics & Fragrance, Inc.(a)	244	22,785
		366,109
Textiles, Apparel & Luxury Goods – 2.7%
Carter's, Inc.*	432	22,723
NIKE, Inc., Class B	256	22,472
PVH Corp.(a)	292	22,715
Ralph Lauren Corp.	164	22,970
Under Armour, Inc., Class A*	240	22,675
VF Corp.(a)	172	22,953
		136,508
Thrifts & Mortgage Finance – 0.5%
Ocwen Financial Corp.*(a)	1,220	22,911
Tobacco – 0.4%
Philip Morris International, Inc.	260	22,688
Trading Companies & Distributors – 1.3%
Fastenal Co.	568	22,896
United Rentals, Inc.*(a)	664	22,602

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
W.W. Grainger, Inc.	120	$22,949
		68,447
Water Utilities – 0.5%
American Water Works Co., Inc.	668	22,899
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp.*	388	22,760
SBA Communications Corp., Class A*(a)	400	22,820
		45,580
Total Common Stocks Held Long
(Cost $4,186,494)		4,570,107
Securities Sold Short – (90.1%)
Aerospace & Defense – (0.5%)
Alliant Techsystems, Inc.	(452)	(22,858)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(392)	(22,944)
Expeditors International of Washington, Inc.	(592)	(22,940)
		(45,884)
Airlines – (0.4%)
Southwest Airlines Co.	(2,464)	(22,718)
Auto Components – (4.1%)
Dana Holding Corp.	(1,784)	(22,853)
Gentex Corp.	(1,092)	(22,790)
Goodyear Tire & Rubber Co./The*	(1,920)	(22,675)
Johnson Controls, Inc.	(832)	(23,055)
Lear Corp.	(608)	(22,940)
Tenneco, Inc.*	(848)	(22,743)
TRW Automotive Holdings Corp.*	(616)	(22,644)
Visteon Corp.*	(612)	(22,950)
WABCO Holdings, Inc.*	(432)	(22,866)
		(205,516)
Automobiles – (0.9%)
Ford Motor Co.	(2,392)	(22,939)
General Motors Co.*	(1,164)	(22,954)
		(45,893)
Beverages – (0.5%)
Molson Coors Brewing Co., Class B	(552)	(22,969)
Biotechnology – (0.4%)
United Therapeutics Corp.*	(460)	(22,715)
Capital Markets – (5.4%)
Bank of New York Mellon Corp./The	(1,044)	(22,916)
Charles Schwab Corp./The	(1,760)	(22,757)
E*TRADE Financial Corp.*	(2,820)	(22,673)
Eaton Vance Corp.	(848)	(22,854)
Goldman Sachs Group, Inc./The	(240)	(23,006)
Jefferies Group, Inc.	(1,756)	(22,810)
Legg Mason, Inc.	(868)	(22,889)

	Number of Shares	Value
Morgan Stanley	(1,584)	$(23,111)
SEI Investments Co.	(1,152)	(22,913)
Stifel Financial Corp.*	(736)	(22,742)
TD Ameritrade Holding Corp.	(1,340)	(22,780)
Waddell & Reed Financial, Inc., Class A	(760)	(23,013)
		(274,464)
Chemicals – (1.3%)
Intrepid Potash, Inc.*	(996)	(22,669)
Mosaic Co./The	(416)	(22,780)
Scotts Miracle-Gro Co./The, Class A	(556)	(22,863)
		(68,312)
Commercial Banks – (3.1%)
Comerica, Inc.	(744)	(22,848)
First Horizon National Corp.	(2,640)	(22,836)
First Niagara Financial Group, Inc.	(2,948)	(22,552)
Popular, Inc.*	(1,376)	(22,855)
SunTrust Banks, Inc.	(944)	(22,873)
TCF Financial Corp.	(1,976)	(22,685)
Zions Bancorp	(1,180)	(22,916)
		(159,565)
Communications Equipment – (2.7%)
Acme Packet, Inc.*	(1,216)	(22,678)
Aruba Networks, Inc.*	(1,504)	(22,635)
JDS Uniphase Corp.*	(2,080)	(22,880)
Juniper Networks, Inc.*	(1,400)	(22,834)
Polycom, Inc.*	(2,152)	(22,639)
Riverbed Technology, Inc.*	(1,412)	(22,804)
		(136,470)
Computers & Peripherals – (0.9%)
Hewlett-Packard Co.	(1,136)	(22,845)
NetApp, Inc.*	(720)	(22,910)
		(45,755)
Construction & Engineering – (3.2%)
AECOM Technology Corp.*	(1,388)	(22,833)
Fluor Corp.	(464)	(22,894)
Foster Wheeler AG*	(1,328)	(23,014)
Jacobs Engineering Group, Inc.*	(604)	(22,868)
KBR, Inc.	(924)	(22,832)
Shaw Group, Inc./The*	(840)	(22,940)
URS Corp.	(656)	(22,881)
		(160,262)
Containers & Packaging – (1.8%)
Greif, Inc., Class A	(556)	(22,796)
Owens-Illinois, Inc.*	(1,192)	(22,851)
Rock-Tenn Co., Class A	(420)	(22,911)
Sealed Air Corp.	(1,484)	(22,913)
		(91,471)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Diversified Consumer Services – (1.3%)
Apollo Group, Inc., Class A*	(628)	$(22,727)
DeVry, Inc.	(736)	(22,794)
Sotheby's	(680)	(22,685)
		(68,206)
Diversified Financial Services – (1.4%)
Bank of America Corp.	(2,820)	(23,068)
Citigroup, Inc.	(836)	(22,915)
NYSE Euronext	(892)	(22,817)
		(68,800)
Electric Utilities – (0.9%)
Entergy Corp.	(336)	(22,811)
Exelon Corp.	(608)	(22,873)
		(45,684)
Electrical Equipment – (0.9%)
Babcock & Wilcox Co./The*	(932)	(22,834)
GrafTech International Ltd.*	(2,356)	(22,735)
		(45,569)
Electronic Equipment, Instruments & Components – (3.1%)
Arrow Electronics, Inc.*	(696)	(22,836)
Corning, Inc.	(1,768)	(22,860)
Dolby Laboratories, Inc., Class A*	(552)	(22,798)
FLIR Systems, Inc.	(1,172)	(22,854)
IPG Photonics Corp.*	(516)	(22,492)
Itron, Inc.*	(552)	(22,764)
Vishay Intertechnology, Inc.*	(2,404)	(22,670)
		(159,274)
Energy Equipment & Services – (3.6%)
Baker Hughes, Inc.	(556)	(22,852)
Halliburton Co.	(808)	(22,939)
McDermott International, Inc.*	(2,068)	(23,037)
Nabors Industries Ltd.*	(1,592)	(22,925)
Patterson-UTI Energy, Inc.	(1,568)	(22,830)
Superior Energy Services, Inc.*	(1,132)	(22,900)
Transocean Ltd.	(508)	(22,723)
Weatherford International Ltd.*	(1,836)	(23,189)
		(183,395)
Food & Staples Retailing – (0.9%)
Safeway, Inc.	(1,256)	(22,797)
Walgreen Co.	(776)	(22,954)
		(45,751)
Food Products – (0.9%)
Bunge Ltd.	(364)	(22,837)
Green Mountain Coffee Roasters, Inc.*	(1,048)	(22,826)
		(45,663)
Gas Utilities – (1.8%)
AGL Resources, Inc.	(592)	(22,940)

	Number of Shares	Value
Atmos Energy Corp.	(648)	$(22,725)
National Fuel Gas Co.	(484)	(22,738)
UGI Corp.	(780)	(22,956)
		(91,359)
Health Care Equipment & Supplies – (2.7%)
Alere, Inc.*	(1,184)	(23,017)
Boston Scientific Corp.*	(4,024)	(22,816)
Hill-Rom Holdings, Inc.	(740)	(22,829)
Hologic, Inc.*	(1,260)	(22,730)
St Jude Medical, Inc.	(572)	(22,829)
Stryker Corp.	(416)	(22,922)
		(137,143)
Health Care Providers & Services – (4.0%)
Brookdale Senior Living, Inc.*	(1,288)	(22,849)
Community Health Systems, Inc.*	(812)	(22,760)
HCA Holdings, Inc.	(736)	(22,397)
Health Management Associates, Inc., Class A*	(2,912)	(22,859)
HealthSouth Corp.*	(980)	(22,795)
Lincare Holdings, Inc.	(680)	(23,134)
Tenet Healthcare Corp.*	(4,328)	(22,679)
Universal Health Services, Inc., Class B	(528)	(22,788)
VCA Antech, Inc.*	(1,032)	(22,683)
		(204,944)
Health Care Technology – (0.5%)
Allscripts Healthcare Solutions, Inc.*	(2,104)	(22,997)
Hotels, Restaurants & Leisure – (3.2%)
Carnival Corp.	(664)	(22,755)
Hyatt Hotels Corp., Class A*	(616)	(22,891)
International Game Technology	(1,456)	(22,932)
MGM Resorts International*	(2,048)	(22,856)
Royal Caribbean Cruises Ltd.	(884)	(23,011)
Starwood Hotels & Resorts Worldwide, Inc.	(432)	(22,913)
Wynn Resorts Ltd.	(220)	(22,818)
		(160,176)
Household Durables – (0.5%)
Whirlpool Corp.	(376)	(22,996)
Independent Power Producers & Energy Traders – (0.9%)
AES Corp./The*	(1,788)	(22,940)
NRG Energy, Inc.*	(1,324)	(22,985)
		(45,925)
Insurance – (3.2%)
Aflac, Inc.	(536)	(22,828)
Assured Guaranty Ltd.	(1,616)	(22,786)
Genworth Financial, Inc., Class A*	(3,976)	(22,504)
Hartford Financial Services Group, Inc.	(1,296)	(22,848)
Lincoln National Corp.	(1,048)	(22,920)
MetLife, Inc.	(744)	(22,952)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Principal Financial Group, Inc.	(876)	$(22,978)
		(159,816)
Internet & Catalog Retail – (0.4%)
Netflix, Inc.*	(332)	(22,732)
IT Services – (1.4%)
Computer Sciences Corp.	(920)	(22,834)
SAIC, Inc.	(1,892)	(22,931)
Western Union Co./The	(1,360)	(22,903)
		(68,668)
Leisure Equipment & Products – (0.4%)
Hasbro, Inc.	(672)	(22,761)
Life Sciences Tools & Services – (1.4%)
Covance, Inc.*	(480)	(22,968)
Life Technologies Corp.*	(508)	(22,855)
Thermo Fisher Scientific, Inc.	(440)	(22,840)
		(68,663)
Machinery – (4.5%)
AGCO Corp.*	(500)	(22,865)
Gardner Denver, Inc.	(432)	(22,857)
Harsco Corp.	(1,128)	(22,989)
Ingersoll-Rand plc	(540)	(22,777)
Joy Global, Inc.	(400)	(22,692)
Navistar International Corp.*	(804)	(22,809)
Oshkosh Corp.*	(1,096)	(22,961)
PACCAR, Inc.	(584)	(22,887)
Terex Corp.*	(1,272)	(22,680)
Trinity Industries, Inc.	(912)	(22,782)
		(228,299)
Media – (2.2%)
Cablevision Systems Corp., Class A	(1,720)	(22,859)
Gannett Co., Inc.	(1,556)	(22,920)
Interpublic Group of Cos., Inc./The	(2,104)	(22,828)
Lamar Advertising Co., Class A*	(796)	(22,766)
Live Nation Entertainment, Inc.*	(2,464)	(22,619)
		(113,992)
Metals & Mining – (2.3%)
Alcoa, Inc.	(2,616)	(22,890)
Allegheny Technologies, Inc.	(716)	(22,833)
Cliffs Natural Resources, Inc.	(464)	(22,871)
Coeur d'Alene Mines Corp.*	(1,308)	(22,968)
Walter Energy, Inc.	(516)	(22,787)
		(114,349)
Multiline Retail – (0.5%)
J.C. Penney Co., Inc.	(984)	(22,937)
Multi-Utilities – (0.9%)
Public Service Enterprise Group, Inc.	(704)	(22,880)

	Number of Shares	Value
TECO Energy, Inc.	(1,264)	$(22,828)
		(45,708)
Office Electronics – (0.4%)
Xerox Corp.	(2,904)	(22,854)
Oil, Gas & Consumable Fuels – (4.5%)
Alpha Natural Resources, Inc.*	(2,604)	(22,681)
Chesapeake Energy Corp.	(1,232)	(22,915)
Cimarex Energy Co.	(416)	(22,930)
CONSOL Energy, Inc.	(760)	(22,983)
Hess Corp.	(532)	(23,115)
Newfield Exploration Co.*	(772)	(22,627)
Peabody Energy Corp.	(932)	(22,853)
QEP Resources, Inc.	(764)	(22,897)
SandRidge Energy, Inc.*	(3,416)	(22,853)
Ultra Petroleum Corp.*	(988)	(22,793)
		(228,647)
Personal Products – (0.5%)
Avon Products, Inc.	(1,416)	(22,953)
Pharmaceuticals – (0.9%)
Hospira, Inc.*	(652)	(22,807)
Warner Chilcott plc, Class A*	(1,272)	(22,794)
		(45,601)
Professional Services – (0.5%)
Manpower, Inc.	(624)	(22,870)
Real Estate Investment Trusts (REITs) – (0.9%)
Chimera Investment Corp.	(9,832)	(23,203)
Corporate Office Properties Trust	(980)	(23,040)
		(46,243)
Real Estate Management & Development – (1.3%)
CBRE Group, Inc., Class A*	(1,392)	(22,773)
Forest City Enterprises, Inc., Class A*	(1,564)	(22,834)
Jones Lang LaSalle, Inc.	(320)	(22,519)
		(68,126)
Road & Rail – (1.4%)
CSX Corp.	(1,020)	(22,807)
Hertz Global Holdings, Inc.*	(1,784)	(22,835)
Ryder System, Inc.	(636)	(22,903)
		(68,545)
Semiconductors & Semiconductor Equipment – (3.1%)
Advanced Micro Devices, Inc.*	(4,004)	(22,943)
Atmel Corp.*	(3,372)	(22,592)
Cree, Inc.*	(884)	(22,692)
Cypress Semiconductor Corp.*	(1,724)	(22,791)
Micron Technology, Inc.*	(3,628)	(22,893)
NVIDIA Corp.*	(1,652)	(22,831)
ON Semiconductor Corp.*	(3,180)	(22,578)
		(159,320)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Software – (0.9%)
Electronic Arts, Inc.*	(1,852)	$(22,872)
Rovi Corp.*	(1,160)	(22,759)
		(45,631)
Specialty Retail – (2.7%)
Abercrombie & Fitch Co., Class A	(664)	(22,669)
Best Buy Co., Inc.	(1,088)	(22,804)
Guess?, Inc.	(752)	(22,838)
Staples, Inc.	(1,756)	(22,916)
Tiffany & Co.	(428)	(22,663)
Urban Outfitters, Inc.*	(824)	(22,734)
		(136,624)
Textiles, Apparel & Luxury Goods – (0.5%)
Fossil, Inc.*	(300)	(22,962)
Thrifts & Mortgage Finance – (0.9%)
Hudson City Bancorp, Inc.	(3,592)	(22,881)
New York Community Bancorp, Inc.	(1,828)	(22,905)
		(45,786)
Trading Companies & Distributors – (0.4%)
Air Lease Corp.*	(1,164)	(22,570)

	Number of Shares	Value
Wireless Telecommunication Services – (1.3%)
MetroPCS Communications, Inc.*	(3,704)	$(22,409)
NII Holdings, Inc.*	(2,220)	(22,711)
Sprint Nextel Corp.*	(7,052)	(22,989)
		(68,109)
Total Securities Sold Short
(Proceeds Received $4,798,305)		(4,567,500)
Other assets less liabilities — 99.9%		5,067,466
Net Assets — 100.0%		$5,070,073
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $1,267,016.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$784,333
Aggregate gross unrealized depreciation	(203,411)
Net unrealized appreciation	$580,922
Federal income tax cost of investments	$(578,315)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
426,429 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Momentum Index	$81,215
(472,570) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index	(0.00)%	(33,058)
					$48,157

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.2%
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc.(a)	651	$32,921
Esterline Technologies Corp.*(a)	523	32,609
General Dynamics Corp.(a)	499	32,914
L-3 Communications Holdings, Inc.(a)	444	32,861
Northrop Grumman Corp.(a)	517	32,979
Raytheon Co.	584	33,049
		197,333
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	359	32,888
Airlines – 1.8%
Alaska Air Group, Inc.*(a)	918	32,956
Delta Air Lines, Inc.*(a)	3,010	32,960
Southwest Airlines Co.(a)	3,551	32,740
United Continental Holdings, Inc.*	1,362	33,137
		131,793
Auto Components – 2.2%
Dana Holding Corp.(a)	2,572	32,947
Goodyear Tire & Rubber Co./The*(a)	2,772	32,737
Lear Corp.(a)	876	33,052
TRW Automotive Holdings Corp.*	888	32,643
Visteon Corp.*	882	33,075
		164,454
Automobiles – 0.9%
Ford Motor Co.(a)	3,447	33,057
General Motors Co.*(a)	1,678	33,090
		66,147
Beverages – 0.9%
Constellation Brands, Inc., Class A*	1,222	33,067
Molson Coors Brewing Co., Class B	796	33,122
		66,189
Capital Markets – 0.9%
Bank of New York Mellon Corp./The(a)	1,508	33,100
Morgan Stanley(a)	2,286	33,353
		66,453
Chemicals – 1.3%
CF Industries Holdings, Inc.(a)	170	32,936
Huntsman Corp.(a)	2,529	32,725
LyondellBasell Industries N.V., Class A(a)	821	33,062
		98,723
Commercial Banks – 2.3%
Fifth Third Bancorp(a)	2,462	32,991
First Niagara Financial Group, Inc.(a)	4,250	32,512
KeyCorp(a)	4,268	33,034

	Number of Shares	Value
PNC Financial Services Group, Inc.(a)	541	$33,061
Popular, Inc.*(a)	1,982	32,921
		164,519
Commercial Services & Supplies – 0.9%
R.R. Donnelley & Sons Co.	2,772	32,626
Republic Services, Inc.	1,252	33,128
		65,754
Communications Equipment – 1.8%
Brocade Communications Systems, Inc.*(a)	6,810	33,573
Cisco Systems, Inc.(a)	1,927	33,087
Harris Corp.(a)	784	32,810
Polycom, Inc.*(a)	3,101	32,623
		132,093
Computers & Peripherals – 2.3%
Dell, Inc.*(a)	2,620	32,802
Hewlett-Packard Co.(a)	1,642	33,021
Lexmark International, Inc., Class A(a)	1,240	32,959
Seagate Technology plc	1,344	33,237
Western Digital Corp.*	1,094	33,345
		165,364
Construction & Engineering – 0.9%
AECOM Technology Corp.*(a)	2,000	32,900
URS Corp.	948	33,066
		65,966
Consumer Finance – 0.5%
Capital One Financial Corp.(a)	608	33,233
Containers & Packaging – 0.9%
Owens-Illinois, Inc.*(a)	1,721	32,992
Rock-Tenn Co., Class A	602	32,839
		65,831
Diversified Consumer Services – 0.9%
Apollo Group, Inc., Class A*(a)	906	32,788
DeVry, Inc.(a)	1,064	32,952
		65,740
Diversified Financial Services – 1.4%
Citigroup, Inc.(a)	1,210	33,166
JPMorgan Chase & Co.(a)	924	33,015
NASDAQ OMX Group, Inc./The(a)	1,453	32,939
		99,120
Diversified Telecommunication Services – 0.4%
Frontier Communications Corp.(a)	8,463	32,413
Electric Utilities – 2.7%
American Electric Power Co., Inc.(a)	827	32,997
Entergy Corp.(a)	486	32,995
Exelon Corp.(a)	876	32,955
IDACORP, Inc.(a)	784	32,991

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
NV Energy, Inc.(a)	1,867	$32,822
Portland General Electric Co.(a)	1,234	32,898
		197,658
Electrical Equipment – 0.4%
Regal-Beloit Corp.	529	32,936
Electronic Equipment, Instruments & Components – 4.5%
Arrow Electronics, Inc.*(a)	1,003	32,908
Avnet, Inc.*(a)	1,064	32,835
Corning, Inc.(a)	2,548	32,946
Flextronics International Ltd.*(a)	5,308	32,910
Ingram Micro, Inc., Class A*(a)	1,885	32,931
Itron, Inc.*(a)	796	32,827
Jabil Circuit, Inc.(a)	1,629	33,117
TE Connectivity Ltd.	1,034	32,995
Tech Data Corp.*	681	32,804
Vishay Intertechnology, Inc.*	3,466	32,684
		328,957
Energy Equipment & Services – 2.3%
Helix Energy Solutions Group, Inc.*(a)	1,982	32,524
Nabors Industries Ltd.*(a)	2,292	33,005
Patterson-UTI Energy, Inc.(a)	2,262	32,935
Superior Energy Services, Inc.*	1,636	33,096
Unit Corp.*	894	32,980
		164,540
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	705	32,945
Kroger Co./The(a)	1,423	32,999
Safeway, Inc.	1,812	32,888
Walgreen Co.	1,119	33,100
		131,932
Food Products – 2.7%
Archer-Daniels-Midland Co.(a)	1,119	33,033
Bunge Ltd.(a)	523	32,813
ConAgra Foods, Inc.(a)	1,277	33,113
Darling International, Inc.*(a)	1,994	32,881
Smithfield Foods, Inc.*	1,538	33,267
Tyson Foods, Inc., Class A	1,757	33,084
		198,191
Gas Utilities – 0.4%
Atmos Energy Corp.(a)	936	32,826
Health Care Equipment & Supplies – 1.4%
Alere, Inc.*(a)	1,702	33,087
Boston Scientific Corp.*(a)	5,800	32,886
Zimmer Holdings, Inc.	511	32,888
		98,861
Health Care Providers & Services – 5.9%
Aetna, Inc.(a)	851	32,993

	Number of Shares	Value
Cigna Corp.(a)	748	$32,912
Community Health Systems, Inc.*(a)	1,173	32,879
Coventry Health Care, Inc.(a)	1,034	32,871
Health Management Associates, Inc., Class A*(a)	4,195	32,931
Humana, Inc.(a)	426	32,989
LifePoint Hospitals, Inc.*(a)	803	32,907
Lincare Holdings, Inc.(a)	979	33,306
Omnicare, Inc.(a)	1,052	32,854
Tenet Healthcare Corp.*	6,244	32,719
UnitedHealth Group, Inc.	565	33,052
Universal Health Services, Inc., Class B	760	32,802
WellPoint, Inc.	517	32,979
		428,194
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.*	3,034	33,162
Hotels, Restaurants & Leisure – 0.5%
Royal Caribbean Cruises Ltd.	1,271	33,084
Household Durables – 1.4%
Jarden Corp.(a)	784	32,944
Newell Rubbermaid, Inc.(a)	1,818	32,978
Whirlpool Corp.	541	33,088
		99,010
Household Products – 0.4%
Energizer Holdings, Inc.*(a)	438	32,959
Independent Power Producers & Energy Traders – 0.5%
AES Corp./The*(a)	2,578	33,076
Industrial Conglomerates – 0.4%
General Electric Co.(a)	1,587	33,073
Insurance – 9.0%
ACE Ltd.(a)	444	32,914
American Financial Group, Inc./OH(a)	839	32,914
American International Group, Inc.*(a)	1,021	32,764
Aspen Insurance Holdings Ltd.(a)	1,137	32,859
Assurant, Inc.(a)	948	33,028
Assured Guaranty Ltd.(a)	2,329	32,839
Axis Capital Holdings Ltd.(a)	1,009	32,843
CNO Financial Group, Inc.(a)	4,213	32,861
Everest Re Group Ltd.	316	32,703
Genworth Financial, Inc., Class A*(a)	5,727	32,415
Hartford Financial Services Group, Inc.(a)	1,867	32,915
Lincoln National Corp.(a)	1,508	32,980
MetLife, Inc.(a)	1,070	33,009
PartnerRe Ltd.(a)	438	33,143
Principal Financial Group, Inc.(a)	1,259	33,024
Protective Life Corp.(a)	1,119	32,910
Prudential Financial, Inc.(a)	681	32,981
Reinsurance Group of America, Inc.	620	32,990

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Unum Group	1,721	$32,923
Validus Holdings Ltd.	1,028	32,927
		657,942
IT Services – 1.8%
Computer Sciences Corp.(a)	1,325	32,886
Fidelity National Information Services, Inc.(a)	967	32,955
Lender Processing Services, Inc.(a)	1,295	32,738
SAIC, Inc.	2,730	33,088
		131,667
Life Sciences Tools & Services – 0.9%
Life Technologies Corp.*(a)	736	33,113
Thermo Fisher Scientific, Inc.	632	32,807
		65,920
Machinery – 2.7%
AGCO Corp.*(a)	717	32,788
Eaton Corp.(a)	833	33,012
Harsco Corp.(a)	1,623	33,077
Kennametal, Inc.	991	32,852
Oshkosh Corp.*(a)	1,581	33,122
Trinity Industries, Inc.	1,319	32,948
		197,799
Media – 2.3%
Comcast Corp., Class A(a)	1,034	33,057
Comcast Corp., Class A Special(a)	1,052	33,033
Gannett Co., Inc.(a)	2,244	33,054
Time Warner, Inc.	857	32,994
Washington Post Co./The, Class B	91	34,018
		166,156
Metals & Mining – 2.3%
Cliffs Natural Resources, Inc.(a)	669	32,975
Coeur d'Alene Mines Corp.*(a)	1,885	33,100
Freeport-McMoRan Copper & Gold, Inc.(a)	967	32,946
Steel Dynamics, Inc.	2,803	32,935
United States Steel Corp.	1,593	32,816
		164,772
Multiline Retail – 1.8%
Dillard's, Inc., Class A(a)	511	32,541
Kohl's Corp.(a)	724	32,935
Macy's, Inc.(a)	961	33,010
Target Corp.	565	32,877
		131,363
Multi-Utilities – 1.4%
Ameren Corp.(a)	985	33,037
PG&E Corp.(a)	730	33,047
Public Service Enterprise Group, Inc.(a)	1,015	32,988
		99,072

	Number of Shares	Value
Office Electronics – 0.4%
Xerox Corp.	4,183	$32,920
Oil, Gas & Consumable Fuels – 5.0%
Apache Corp.(a)	377	33,135
ConocoPhillips(a)	590	32,969
Hess Corp.(a)	766	33,283
HollyFrontier Corp.(a)	924	32,737
Marathon Oil Corp.(a)	1,295	33,113
Marathon Petroleum Corp.(a)	724	32,522
Murphy Oil Corp.(a)	657	33,041
Newfield Exploration Co.*(a)	1,113	32,622
Peabody Energy Corp.(a)	1,344	32,955
Tesoro Corp.*	1,319	32,922
Valero Energy Corp.	1,362	32,892
		362,191
Paper & Forest Products – 0.4%
Domtar Corp.	426	32,678
Pharmaceuticals – 1.3%
Endo Health Solutions, Inc.*(a)	1,052	32,591
Merck & Co., Inc.(a)	790	32,982
Pfizer, Inc.(a)	1,435	33,005
		98,578
Real Estate Investment Trusts (REITs) – 2.7%
American Capital Agency Corp.(a)	985	33,106
Annaly Capital Management, Inc.(a)	1,970	33,057
Chimera Investment Corp.(a)	14,179	33,462
Hatteras Financial Corp.(a)	1,155	33,033
Invesco Mortgage Capital, Inc.(a)	1,788	32,792
MFA Financial, Inc.(a)	4,183	33,004
		198,454
Road & Rail – 1.8%
CSX Corp.(a)	1,471	32,891
Hertz Global Holdings, Inc.*(a)	2,572	32,922
Norfolk Southern Corp.(a)	462	33,158
Ryder System, Inc.(a)	918	33,057
		132,028
Semiconductors & Semiconductor Equipment – 1.8%
Applied Materials, Inc.(a)	2,882	33,028
Intel Corp.(a)	1,234	32,886
Marvell Technology Group Ltd.	2,943	33,197
ON Semiconductor Corp.*(a)	4,590	32,589
		131,700
Software – 0.9%
CA, Inc.(a)	1,222	33,104
Symantec Corp.*	2,262	33,048
		66,152

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Specialty Retail – 2.7%
Aaron's, Inc.(a)	1,161	$32,868
Abercrombie & Fitch Co., Class A	961	32,809
GameStop Corp., Class A(a)	1,788	32,828
Guess?, Inc.(a)	1,082	32,860
Rent-A-Center, Inc.	973	32,829
Staples, Inc.	2,529	33,003
		197,197
Trading Companies & Distributors – 0.9%
Air Lease Corp.*	1,678	32,536
GATX Corp.(a)	863	33,226
		65,762
Wireless Telecommunication Services – 0.9%
MetroPCS Communications, Inc.*(a)	5,338	32,295
Telephone & Data Systems, Inc.	1,538	32,744
		65,039
Total Common Stocks Held Long
(Cost $6,449,262)		6,589,862
Securities Sold Short – (90.3%)
Aerospace & Defense – (0.9%)
Precision Castparts Corp.	(201)	(33,062)
TransDigm Group, Inc.*	(243)	(32,635)
		(65,697)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(565)	(33,069)
Expeditors International of Washington, Inc.	(857)	(33,209)
		(66,278)
Beverages – (0.9%)
Coca-Cola Co./The	(420)	(32,840)
Monster Beverage Corp.*	(462)	(32,894)
		(65,734)
Biotechnology – (5.4%)
Alexion Pharmaceuticals, Inc.*	(334)	(33,166)
Alkermes plc*	(1,946)	(33,024)
Amylin Pharmaceuticals, Inc.*	(1,167)	(32,945)
Ariad Pharmaceuticals, Inc.*	(1,915)	(32,957)
BioMarin Pharmaceutical, Inc.*	(833)	(32,970)
Cepheid, Inc.*	(736)	(32,936)
Medivation, Inc.*	(359)	(32,813)
Onyx Pharmaceuticals, Inc.*	(492)	(32,693)
Pharmacyclics, Inc.*	(608)	(33,203)
Regeneron Pharmaceuticals, Inc.*	(286)	(32,667)
Theravance, Inc.*	(1,477)	(32,819)
Vertex Pharmaceuticals, Inc.*	(584)	(32,657)
		(394,850)

	Number of Shares	Value
Building Products – (0.4%)
Masco Corp.	(2,359)	$(32,719)
Capital Markets – (0.4%)
T. Rowe Price Group, Inc.	(523)	(32,928)
Chemicals – (4.1%)
Airgas, Inc.	(395)	(33,184)
Ecolab, Inc.	(480)	(32,894)
FMC Corp.	(620)	(33,158)
International Flavors & Fragrances, Inc.	(596)	(32,661)
Praxair, Inc.	(304)	(33,054)
Scotts Miracle-Gro Co./The, Class A	(796)	(32,731)
Sherwin-Williams Co./The	(249)	(32,955)
Sigma-Aldrich Corp.	(444)	(32,825)
W.R. Grace & Co.*	(657)	(33,146)
		(296,608)
Commercial Services & Supplies – (1.4%)
Clean Harbors, Inc.*	(584)	(32,949)
Copart, Inc.*	(1,392)	(32,976)
Stericycle, Inc.*	(359)	(32,910)
		(98,835)
Communications Equipment – (0.9%)
Acme Packet, Inc.*	(1,751)	(32,656)
F5 Networks, Inc.*	(334)	(33,253)
		(65,909)
Construction Materials – (0.4%)
Martin Marietta Materials, Inc.	(413)	(32,553)
Diversified Financial Services – (0.9%)
CBOE Holdings, Inc.	(1,186)	(32,828)
Moody's Corp.	(900)	(32,895)
		(65,723)
Diversified Telecommunication Services – (0.5%)
Level 3 Communications, Inc.*	(1,496)	(33,136)
Electric Utilities – (0.9%)
ITC Holdings Corp.	(480)	(33,077)
Southern Co./The	(711)	(32,919)
		(65,996)
Electrical Equipment – (1.4%)
AMETEK, Inc.	(663)	(33,090)
Rockwell Automation, Inc.	(499)	(32,964)
Roper Industries, Inc.	(334)	(32,926)
		(98,980)
Electronic Equipment, Instruments & Components – (1.3%)
IPG Photonics Corp.*	(748)	(32,605)
National Instruments Corp.	(1,222)	(32,823)
Trimble Navigation Ltd.*	(711)	(32,713)
		(98,141)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Energy Equipment & Services – (3.6%)
Cameron International Corp.*	(772)	$(32,972)
Core Laboratories N.V.	(286)	(33,147)
Dresser-Rand Group, Inc.*	(742)	(33,049)
Dril-Quip, Inc.*	(505)	(33,123)
FMC Technologies, Inc.*	(845)	(33,149)
Lufkin Industries, Inc.	(608)	(33,027)
Oceaneering International, Inc.	(687)	(32,880)
Schlumberger Ltd.	(511)	(33,169)
		(264,516)
Food & Staples Retailing – (0.9%)
United Natural Foods, Inc.*	(602)	(33,026)
Whole Foods Market, Inc.	(347)	(33,076)
		(66,102)
Food Products – (2.3%)
Flowers Foods, Inc.	(1,417)	(32,917)
Hershey Co./The	(456)	(32,846)
Hillshire Brands Co.	(1,155)	(33,483)
McCormick & Co., Inc.	(547)	(33,175)
Mead Johnson Nutrition Co.	(413)	(33,251)
		(165,672)
Gas Utilities – (1.8%)
ONEOK, Inc.	(784)	(33,171)
Piedmont Natural Gas Co., Inc.	(1,021)	(32,866)
Questar Corp.	(1,581)	(32,980)
WGL Holdings, Inc.	(827)	(32,873)
		(131,890)
Health Care Equipment & Supplies – (1.4%)
Edwards Lifesciences Corp.*	(316)	(32,643)
IDEXX Laboratories, Inc.*	(340)	(32,684)
Intuitive Surgical, Inc.*	(61)	(33,781)
		(99,108)
Health Care Providers & Services – (0.4%)
HMS Holdings Corp.*	(979)	(32,611)
Health Care Technology – (1.4%)
athenahealth, Inc.*	(420)	(33,251)
Cerner Corp.*	(401)	(33,147)
Quality Systems, Inc.	(1,186)	(32,627)
		(99,025)
Hotels, Restaurants & Leisure – (4.1%)
Bally Technologies, Inc.*	(705)	(32,895)
Chipotle Mexican Grill, Inc.*	(85)	(32,296)
Domino's Pizza, Inc.	(1,070)	(33,074)
Marriott International, Inc., Class A	(845)	(33,124)
McDonald's Corp.	(371)	(32,845)
Panera Bread Co., Class A*	(237)	(33,047)
Starbucks Corp.	(620)	(33,058)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	(620)	$(32,885)
Yum! Brands, Inc.	(511)	(32,919)
		(296,143)
Household Durables – (0.4%)
NVR, Inc.*	(36)	(30,600)
Household Products – (0.9%)
Clorox Co./The	(456)	(33,042)
Colgate-Palmolive Co.	(316)	(32,895)
		(65,937)
Independent Power Producers & Energy Traders – (0.4%)
Calpine Corp.*	(1,994)	(32,921)
Insurance – (0.5%)
Arthur J. Gallagher & Co.	(942)	(33,036)
Internet & Catalog Retail – (1.4%)
Amazon.com, Inc.*	(146)	(33,339)
Netflix, Inc.*	(480)	(32,866)
priceline.com, Inc.*	(49)	(32,561)
		(98,766)
Internet Software & Services – (1.8%)
CoStar Group, Inc.*	(401)	(32,561)
LinkedIn Corp., Class A*	(310)	(32,944)
Rackspace Hosting, Inc.*	(754)	(33,131)
VeriSign, Inc.*	(760)	(33,113)
		(131,749)
IT Services – (2.7%)
Automatic Data Processing, Inc.	(596)	(33,173)
Gartner, Inc.*	(766)	(32,976)
Mastercard, Inc., Class A	(79)	(33,979)
Paychex, Inc.	(1,046)	(32,855)
Teradata Corp.*	(456)	(32,837)
Visa, Inc., Class A	(268)	(33,133)
		(198,953)
Leisure Equipment & Products – (0.9%)
Brunswick Corp.	(1,490)	(33,108)
Polaris Industries, Inc.	(462)	(33,024)
		(66,132)
Life Sciences Tools & Services – (0.5%)
Mettler-Toledo International, Inc.*	(213)	(33,196)
Machinery – (3.2%)
Chart Industries, Inc.*	(480)	(33,005)
CLARCOR, Inc.	(681)	(32,797)
Donaldson Co., Inc.	(979)	(32,669)
Graco, Inc.	(717)	(33,039)
Nordson Corp.	(644)	(33,031)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Pall Corp.	(602)	$(32,996)
Woodward, Inc.	(833)	(32,853)
		(230,390)
Media – (0.5%)
Sirius XM Radio, Inc.*	(17,833)	(32,991)
Metals & Mining – (1.8%)
Allied Nevada Gold Corp.*	(1,167)	(33,119)
Compass Minerals International, Inc.	(432)	(32,953)
Royal Gold, Inc.	(420)	(32,928)
Titanium Metals Corp.	(2,912)	(32,935)
		(131,935)
Multiline Retail – (0.9%)
Dollar Tree, Inc.*	(608)	(32,710)
Family Dollar Stores, Inc.	(499)	(33,174)
		(65,884)
Multi-Utilities – (0.9%)
Dominion Resources, Inc.	(608)	(32,832)
Wisconsin Energy Corp.	(833)	(32,962)
		(65,794)
Oil, Gas & Consumable Fuels – (3.2%)
Cabot Oil & Gas Corp.	(839)	(33,057)
Cobalt International Energy, Inc.*	(1,411)	(33,159)
Continental Resources, Inc.*	(499)	(33,243)
Oasis Petroleum, Inc.*	(1,368)	(33,078)
Range Resources Corp.	(535)	(33,100)
Spectra Energy Corp.	(1,137)	(33,041)
Sunoco, Inc.	(693)	(32,918)
		(231,596)
Personal Products – (0.4%)
Estee Lauder Cos., Inc./The, Class A	(608)	(32,905)
Pharmaceuticals – (1.8%)
Allergan, Inc.	(359)	(33,233)
Perrigo Co.	(280)	(33,020)
Salix Pharmaceuticals Ltd.*	(602)	(32,773)
Vivus, Inc.*	(1,155)	(32,964)
		(131,990)
Professional Services – (1.8%)
Acacia Research Corp.*	(882)	(32,846)
IHS, Inc., Class A*	(310)	(33,396)
Robert Half International, Inc.	(1,155)	(32,998)
Verisk Analytics, Inc., Class A*	(669)	(32,955)
		(132,195)
Real Estate Investment Trusts (REITs) – (14.0%)
American Campus Communities, Inc.	(736)	(33,105)
American Tower Corp.	(474)	(33,137)
Apartment Investment & Management Co., Class A	(1,222)	(33,031)

	Number of Shares	Value
AvalonBay Communities, Inc.	(231)	$(32,682)
Boston Properties, Inc.	(304)	(32,944)
BRE Properties, Inc.	(663)	(33,163)
Camden Property Trust	(486)	(32,888)
Digital Realty Trust, Inc.	(444)	(33,331)
Equity Lifestyle Properties, Inc.	(480)	(33,106)
Equity Residential	(529)	(32,988)
Essex Property Trust, Inc.	(213)	(32,785)
Federal Realty Investment Trust	(316)	(32,892)
Highwoods Properties, Inc.	(979)	(32,943)
Home Properties, Inc.	(541)	(33,196)
Kilroy Realty Corp.	(681)	(32,967)
Macerich Co./The	(559)	(33,009)
Mid-America Apartment Communities, Inc.	(486)	(33,165)
Plum Creek Timber Co., Inc.	(833)	(33,070)
Post Properties, Inc.	(675)	(33,041)
Public Storage	(231)	(33,359)
Rayonier, Inc.	(736)	(33,046)
Realty Income Corp.	(790)	(32,998)
Regency Centers Corp.	(693)	(32,966)
Simon Property Group, Inc.	(213)	(33,156)
Tanger Factory Outlet Centers	(1,034)	(33,140)
Taubman Centers, Inc.	(432)	(33,333)
UDR, Inc.	(1,283)	(33,153)
Vornado Realty Trust	(395)	(33,172)
Washington Real Estate Investment Trust	(1,155)	(32,860)
Weingarten Realty Investors	(1,252)	(32,978)
Weyerhaeuser Co.	(1,477)	(33,026)
		(1,024,630)
Road & Rail – (0.5%)
Landstar System, Inc.	(644)	(33,308)
Software – (6.3%)
Ariba, Inc.*	(736)	(32,943)
Aspen Technology, Inc.*	(1,429)	(33,081)
CommVault Systems, Inc.*	(669)	(33,162)
Concur Technologies, Inc.*	(480)	(32,688)
FactSet Research Systems, Inc.	(353)	(32,808)
Fortinet, Inc.*	(1,423)	(33,042)
Informatica Corp.*	(778)	(32,956)
QLIK Technologies, Inc.*	(1,477)	(32,671)
Red Hat, Inc.*	(590)	(33,323)
Salesforce.com, Inc.*	(237)	(32,768)
SolarWinds, Inc.*	(760)	(33,106)
TIBCO Software, Inc.*	(1,113)	(33,301)
Ultimate Software Group, Inc.*	(371)	(33,064)
VMware, Inc., Class A*	(365)	(33,230)
		(462,143)
Specialty Retail – (3.6%)
AutoZone, Inc.*	(91)	(33,412)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
GNC Holdings, Inc., Class A	(845)	$(33,124)
Ross Stores, Inc.	(529)	(33,047)
Sally Beauty Holdings, Inc.*	(1,289)	(33,179)
TJX Cos., Inc.	(772)	(33,142)
Tractor Supply Co.	(395)	(32,809)
Ulta Salon Cosmetics & Fragrance, Inc.	(353)	(32,963)
Urban Outfitters, Inc.*	(1,192)	(32,887)
		(264,563)
Textiles, Apparel & Luxury Goods – (1.8%)
Carter's, Inc.*	(620)	(32,612)
Coach, Inc.	(559)	(32,690)
NIKE, Inc., Class B	(371)	(32,566)
Under Armour, Inc., Class A*	(347)	(32,785)
		(130,653)
Tobacco – (0.4%)
Philip Morris International, Inc.	(377)	(32,897)
Trading Companies & Distributors – (1.8%)
Fastenal Co.	(821)	(33,095)
MSC Industrial Direct Co., Inc., Class A	(499)	(32,709)
W.W. Grainger, Inc.	(170)	(32,511)
Watsco, Inc.	(444)	(32,767)
		(131,082)

	Number of Shares	Value
Water Utilities – (0.4%)
Aqua America, Inc.	(1,319)	$(32,922)
Wireless Telecommunication Services – (0.9%)
Crown Castle International Corp.*	(565)	(33,143)
SBA Communications Corp., Class A*	(578)	(32,975)
		(66,118)
Total Securities Sold Short (Proceeds Received $6,218,540)		(6,594,440)
Other assets less liabilities — 100.1%		7,305,173
Net Assets — 100.0%		$7,300,595
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $5,066,846.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$499,496
Aggregate gross unrealized depreciation	(910,201)
Net unrealized depreciation	$(410,705)
Federal income tax cost of investments	$406,127

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
670,684 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Value Index	$56,045
(673,374) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index	(0.00)%	(52,543)
					$3,502

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.3%
Aerospace & Defense – 0.4%
Textron, Inc.	642	$15,967
Auto Components – 3.6%
Dana Holding Corp.(a)	1,248	15,987
Gentex Corp.(a)	765	15,966
Goodyear Tire & Rubber Co./The*(a)	1,347	15,908
Johnson Controls, Inc.(a)	582	16,127
Tenneco, Inc.*	594	15,931
TRW Automotive Holdings Corp.*	432	15,880
Visteon Corp.*	429	16,087
WABCO Holdings, Inc.*	303	16,038
		127,924
Automobiles – 0.9%
Ford Motor Co.(a)	1,674	16,054
Harley-Davidson, Inc.(a)	351	16,051
		32,105
Biotechnology – 0.9%
Amylin Pharmaceuticals, Inc.*(a)	567	16,006
Cepheid, Inc.*(a)	357	15,976
		31,982
Building Products – 0.9%
Owens Corning*(a)	561	16,011
USG Corp.*	831	15,831
		31,842
Capital Markets – 5.4%
Affiliated Managers Group, Inc.*(a)	147	16,089
Ameriprise Financial, Inc.(a)	306	15,991
Charles Schwab Corp./The(a)	1,233	15,943
E*TRADE Financial Corp.*(a)	1,974	15,871
Eaton Vance Corp.(a)	594	16,008
Invesco Ltd.(a)	711	16,069
Jefferies Group, Inc.(a)	1,230	15,978
Legg Mason, Inc.(a)	609	16,059
Morgan Stanley(a)	1,110	16,195
Raymond James Financial, Inc.(a)	468	16,024
T. Rowe Price Group, Inc.	255	16,055
Waddell & Reed Financial, Inc., Class A	531	16,079
		192,361
Chemicals – 1.3%
Celanese Corp.(a)	462	15,995
Huntsman Corp.(a)	1,230	15,916
Rockwood Holdings, Inc.(a)	360	15,966
		47,877
Commercial Banks – 2.3%
Huntington Bancshares, Inc./OH(a)	2,505	16,032
Regions Financial Corp.(a)	2,376	16,038
SunTrust Banks, Inc.	660	15,992

	Number of Shares	Value
Webster Financial Corp.	738	$15,985
Zions Bancorp	825	16,021
		80,068
Communications Equipment – 2.7%
Acme Packet, Inc.*(a)	852	15,890
Aruba Networks, Inc.*(a)	1,053	15,848
F5 Networks, Inc.*(a)	162	16,129
JDS Uniphase Corp.*(a)	1,458	16,038
Juniper Networks, Inc.*(a)	981	16,000
Riverbed Technology, Inc.*(a)	990	15,988
		95,893
Construction & Engineering – 0.9%
Foster Wheeler AG*(a)	930	16,117
KBR, Inc.(a)	648	16,012
		32,129
Diversified Consumer Services – 0.9%
Sotheby's(a)	477	15,913
Weight Watchers International, Inc.	309	15,932
		31,845
Diversified Financial Services – 1.4%
Bank of America Corp.(a)	1,977	16,172
Citigroup, Inc.(a)	585	16,035
Leucadia National Corp.(a)	750	15,952
		48,159
Diversified Telecommunication Services – 0.5%
Level 3 Communications, Inc.*(a)	726	16,081
Electrical Equipment – 1.8%
EnerSys*(a)	459	16,097
General Cable Corp.*(a)	618	16,031
GrafTech International Ltd.*(a)	1,650	15,922
Rockwell Automation, Inc.(a)	243	16,053
		64,103
Electronic Equipment, Instruments & Components – 1.4%
Arrow Electronics, Inc.*(a)	486	15,946
Jabil Circuit, Inc.(a)	792	16,101
Vishay Intertechnology, Inc.*	1,683	15,871
		47,918
Energy Equipment & Services – 4.1%
CARBO Ceramics, Inc.(a)	207	15,883
Halliburton Co.(a)	564	16,012
Helix Energy Solutions Group, Inc.*(a)	963	15,803
Helmerich & Payne, Inc.(a)	369	16,044
Key Energy Services, Inc.*(a)	2,133	16,211
McDermott International, Inc.*(a)	1,449	16,142
Nabors Industries Ltd.*(a)	1,113	16,027
National Oilwell Varco, Inc.(a)	249	16,045

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Oil States International, Inc.*(a)	243	$16,087
		144,254
Gas Utilities – 2.3%
National Fuel Gas Co.(a)	339	15,926
ONEOK, Inc.(a)	381	16,120
Piedmont Natural Gas Co., Inc.(a)	498	16,031
UGI Corp.	546	16,069
WGL Holdings, Inc.	402	15,979
		80,125
Health Care Equipment & Supplies – 1.4%
Alere, Inc.*(a)	828	16,096
Hill-Rom Holdings, Inc.(a)	519	16,011
Sirona Dental Systems, Inc.*	354	15,934
		48,041
Health Care Providers & Services – 5.4%
AMERIGROUP Corp.*(a)	243	16,016
Brookdale Senior Living, Inc.*(a)	900	15,966
Centene Corp.*(a)	531	16,015
Community Health Systems, Inc.*(a)	570	15,977
Coventry Health Care, Inc.(a)	501	15,927
Health Management Associates, Inc., Class A*(a)	2,040	16,014
Health Net, Inc.*(a)	651	15,800
HealthSouth Corp.*(a)	687	15,979
HMS Holdings Corp.*(a)	477	15,889
Tenet Healthcare Corp.*	3,030	15,877
Universal Health Services, Inc., Class B	369	15,926
WellCare Health Plans, Inc.*	303	16,059
		191,445
Hotels, Restaurants & Leisure – 4.1%
Gaylord Entertainment Co.*	417	16,080
Hyatt Hotels Corp., Class A*(a)	432	16,053
Las Vegas Sands Corp.(a)	366	15,917
Marriott International, Inc., Class A(a)	408	15,994
MGM Resorts International*(a)	1,434	16,003
Royal Caribbean Cruises Ltd.(a)	618	16,087
Starwood Hotels & Resorts Worldwide, Inc.(a)	303	16,071
Wyndham Worldwide Corp.	303	15,980
Wynn Resorts Ltd.	153	15,869
		144,054
Household Durables – 1.4%
Harman International Industries, Inc.(a)	402	15,919
PulteGroup, Inc.*(a)	1,503	16,082
Tempur-Pedic International, Inc.*	684	15,999
		48,000

	Number of Shares	Value
Independent Power Producers & Energy Traders – 1.8%
AES Corp./The*(a)	1,254	$16,089
Calpine Corp.*(a)	969	15,998
GenOn Energy, Inc.*(a)	9,261	15,836
NRG Energy, Inc.*(a)	927	16,093
		64,016
Insurance – 5.4%
Aflac, Inc.(a)	375	15,971
American International Group, Inc.*(a)	498	15,981
Assured Guaranty Ltd.(a)	1,131	15,947
CNO Financial Group, Inc.(a)	2,046	15,959
Genworth Financial, Inc., Class A*(a)	2,784	15,757
Hartford Financial Services Group, Inc.(a)	906	15,973
Lincoln National Corp.(a)	732	16,009
MBIA, Inc.*	1,485	16,053
MetLife, Inc.(a)	519	16,011
Principal Financial Group, Inc.(a)	612	16,053
Protective Life Corp.(a)	543	15,969
Prudential Financial, Inc.(a)	330	15,982
		191,665
Internet Software & Services – 0.5%
eBay, Inc.*(a)	381	16,006
IT Services – 0.4%
CoreLogic, Inc.*(a)	867	15,875
Leisure Equipment & Products – 0.5%
Brunswick Corp.(a)	723	16,065
Life Sciences Tools & Services – 0.4%
Waters Corp.*	201	15,973
Machinery – 8.1%
Actuant Corp., Class A(a)	591	16,051
AGCO Corp.*(a)	348	15,914
Chart Industries, Inc.*(a)	231	15,884
Cummins, Inc.(a)	165	15,990
Gardner Denver, Inc.(a)	303	16,032
Harsco Corp.(a)	789	16,080
Ingersoll-Rand plc(a)	378	15,944
Joy Global, Inc.(a)	282	15,998
Kennametal, Inc.(a)	480	15,912
Manitowoc Co., Inc./The(a)	1,368	16,006
Navistar International Corp.*(a)	564	16,001
Nordson Corp.(a)	312	16,002
Oshkosh Corp.*(a)	768	16,090
Robbins & Myers, Inc.(a)	381	15,933
SPX Corp.	246	16,069
Terex Corp.*	891	15,886

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Timken Co.	348	$15,935
Trinity Industries, Inc.	639	15,962
		287,689
Media – 2.3%
CBS Corp., Class B(a)	489	16,029
Gannett Co., Inc.(a)	1,089	16,041
Interpublic Group of Cos., Inc./The(a)	1,473	15,982
Lamar Advertising Co., Class A*(a)	558	15,959
Live Nation Entertainment, Inc.*(a)	1,725	15,836
		79,847
Metals & Mining – 1.8%
Allegheny Technologies, Inc.(a)	501	15,977
Cliffs Natural Resources, Inc.(a)	324	15,970
United States Steel Corp.	774	15,944
Walter Energy, Inc.	360	15,898
		63,789
Multiline Retail – 1.4%
Nordstrom, Inc.(a)	324	16,100
Saks, Inc.*	1,494	15,911
Sears Holdings Corp.*	270	16,119
		48,130
Multi-Utilities – 0.4%
TECO Energy, Inc.	885	15,983
Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc.*(a)	1,824	15,887
Arch Coal, Inc.(a)	2,331	16,061
Denbury Resources, Inc.*(a)	1,077	16,273
Peabody Energy Corp.(a)	654	16,036
SandRidge Energy, Inc.*(a)	2,391	15,996
Spectra Energy Corp.(a)	552	16,041
Valero Energy Corp.	660	15,939
Whiting Petroleum Corp.*	390	16,037
		128,270
Pharmaceuticals – 0.4%
Warner Chilcott plc, Class A*	891	15,967
Professional Services – 0.9%
Manpower, Inc.(a)	438	16,052
Robert Half International, Inc.(a)	561	16,028
		32,080
Real Estate Investment Trusts (REITs) – 1.8%
CBL & Associates Properties, Inc.(a)	822	16,062
DiamondRock Hospitality Co.(a)	1,563	15,942
Host Hotels & Resorts, Inc.(a)	1,017	16,089
LaSalle Hotel Properties(a)	549	15,998
		64,091

	Number of Shares	Value
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A*	975	$15,951
Forest City Enterprises, Inc., Class A*(a)	1,095	15,987
Jones Lang LaSalle, Inc.(a)	225	15,833
		47,771
Road & Rail – 0.9%
Con-way, Inc.(a)	441	15,925
Hertz Global Holdings, Inc.*(a)	1,248	15,974
		31,899
Semiconductors & Semiconductor Equipment – 5.4%
Advanced Micro Devices, Inc.*(a)	2,802	16,055
Atmel Corp.*(a)	2,361	15,819
Cavium, Inc.*(a)	570	15,960
Cypress Semiconductor Corp.*(a)	1,209	15,983
Fairchild Semiconductor International, Inc.*(a)	1,128	15,905
International Rectifier Corp.*(a)	795	15,892
Micron Technology, Inc.*(a)	2,541	16,034
Microsemi Corp.*(a)	864	15,975
NVIDIA Corp.*(a)	1,158	16,004
ON Semiconductor Corp.*(a)	2,229	15,826
Skyworks Solutions, Inc.*	585	16,011
Teradyne, Inc.*	1,131	15,902
		191,366
Software – 1.8%
Autodesk, Inc.*(a)	459	16,060
Citrix Systems, Inc.*(a)	192	16,117
Progress Software Corp.*(a)	768	16,028
TIBCO Software, Inc.*	540	16,157
		64,362
Specialty Retail – 3.2%
Abercrombie & Fitch Co., Class A(a)	465	15,875
Aeropostale, Inc.*(a)	894	15,940
CarMax, Inc.*(a)	615	15,953
Guess?, Inc.(a)	525	15,944
Signet Jewelers Ltd.	363	15,976
Tiffany & Co.	300	15,885
Williams-Sonoma, Inc.	459	16,051
		111,624
Textiles, Apparel & Luxury Goods – 2.7%
Coach, Inc.(a)	273	15,965
Deckers Outdoor Corp.*(a)	363	15,976
Fossil, Inc.*(a)	210	16,073
PVH Corp.(a)	204	15,869
Under Armour, Inc., Class A*	168	15,873
Warnaco Group, Inc./The*	375	15,967
		95,723

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Trading Companies & Distributors – 0.9%
United Rentals, Inc.*	465	$15,829
WESCO International, Inc.*	279	16,056
		31,885
Wireless Telecommunication Services – 0.4%
MetroPCS Communications, Inc.*(a)	2,592	15,682
Total Common Stocks Held Long
(Cost $3,510,133)		3,197,931
Securities Sold Short – (90.4%)
Aerospace & Defense – (2.3%)
Alliant Techsystems, Inc.	(318)	(16,081)
General Dynamics Corp.	(243)	(16,028)
Lockheed Martin Corp.	(183)	(15,936)
Raytheon Co.	(282)	(15,958)
Rockwell Collins, Inc.	(324)	(15,990)
		(79,993)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(273)	(15,979)
United Parcel Service, Inc., Class B	(204)	(16,067)
		(32,046)
Beverages – (0.5%)
PepsiCo, Inc.	(228)	(16,110)
Biotechnology – (2.7%)
Alexion Pharmaceuticals, Inc.*	(162)	(16,087)
Amgen, Inc.	(219)	(15,996)
Celgene Corp.*	(249)	(15,976)
Cubist Pharmaceuticals, Inc.*	(420)	(15,922)
Regeneron Pharmaceuticals, Inc.*	(138)	(15,762)
United Therapeutics Corp.*	(324)	(15,999)
		(95,742)
Chemicals – (4.1%)
Air Products & Chemicals, Inc.	(198)	(15,985)
Airgas, Inc.	(192)	(16,130)
Ecolab, Inc.	(234)	(16,036)
International Flavors & Fragrances, Inc.	(291)	(15,947)
Olin Corp.	(759)	(15,855)
Praxair, Inc.	(147)	(15,983)
Sherwin-Williams Co./The	(120)	(15,882)
Sigma-Aldrich Corp.	(216)	(15,969)
Valspar Corp.	(303)	(15,904)
		(143,691)
Commercial Services & Supplies – (4.5%)
Avery Dennison Corp.	(582)	(15,912)
Clean Harbors, Inc.*	(285)	(16,080)
Copart, Inc.*	(678)	(16,062)
Corrections Corp. of America	(546)	(16,080)

	Number of Shares	Value
Covanta Holding Corp.	(927)	$(15,898)
Iron Mountain, Inc.	(486)	(16,018)
Republic Services, Inc.	(609)	(16,114)
Stericycle, Inc.*	(174)	(15,950)
Waste Connections, Inc.	(537)	(16,067)
Waste Management, Inc.	(480)	(16,032)
		(160,213)
Communications Equipment – (0.4%)
Motorola Solutions, Inc.	(333)	(16,021)
Computers & Peripherals – (0.9%)
Apple, Inc.*	(27)	(15,768)
Lexmark International, Inc., Class A	(603)	(16,028)
		(31,796)
Containers & Packaging – (2.3%)
AptarGroup, Inc.	(312)	(15,928)
Ball Corp.	(390)	(16,009)
Bemis Co., Inc.	(510)	(15,983)
Crown Holdings, Inc.*	(465)	(16,038)
Sonoco Products Co.	(531)	(16,010)
		(79,968)
Diversified Telecommunication Services – (1.4%)
AT&T, Inc.	(450)	(16,047)
Verizon Communications, Inc.	(360)	(15,998)
Windstream Corp.	(1,662)	(16,055)
		(48,100)
Electric Utilities – (3.6%)
American Electric Power Co., Inc.	(402)	(16,040)
Duke Energy Corp.	(690)	(15,911)
Entergy Corp.	(237)	(16,090)
Exelon Corp.	(426)	(16,026)
OGE Energy Corp.	(309)	(16,003)
PPL Corp.	(576)	(16,019)
Southern Co./The	(345)	(15,974)
Xcel Energy, Inc.	(564)	(16,023)
		(128,086)
Electronic Equipment, Instruments & Components – (0.4%)
Ingram Micro, Inc., Class A*	(915)	(15,985)
Energy Equipment & Services – (2.3%)
Bristow Group, Inc.	(393)	(15,984)
Core Laboratories N.V.	(138)	(15,994)
Diamond Offshore Drilling, Inc.	(270)	(15,965)
SEACOR Holdings, Inc.*	(177)	(15,820)
Tidewater, Inc.	(348)	(16,133)
		(79,896)
Food & Staples Retailing – (3.2%)
Costco Wholesale Corp.	(168)	(15,960)
CVS Caremark Corp.	(342)	(15,981)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Kroger Co./The	(693)	$(16,071)
Safeway, Inc.	(879)	(15,954)
Sysco Corp.	(537)	(16,008)
Walgreen Co.	(543)	(16,062)
Wal-Mart Stores, Inc.	(231)	(16,105)
		(112,141)
Food Products – (5.0%)
Campbell Soup Co.	(480)	(16,022)
Flowers Foods, Inc.	(687)	(15,959)
General Mills, Inc.	(417)	(16,071)
H.J. Heinz Co.	(294)	(15,988)
Hershey Co./The	(222)	(15,991)
Hormel Foods Corp.	(528)	(16,062)
Kellogg Co.	(324)	(15,983)
Kraft Foods, Inc., Class A	(417)	(16,104)
McCormick & Co., Inc.	(267)	(16,193)
Ralcorp Holdings, Inc.*	(240)	(16,018)
TreeHouse Foods, Inc.*	(258)	(16,071)
		(176,462)
Health Care Equipment & Supplies – (0.9%)
C.R. Bard, Inc.	(147)	(15,794)
ResMed, Inc.*	(510)	(15,912)
		(31,706)
Health Care Providers & Services – (1.8%)
AmerisourceBergen Corp.	(408)	(16,055)
DaVita, Inc.*	(165)	(16,205)
McKesson Corp.	(171)	(16,031)
Quest Diagnostics, Inc.	(267)	(15,993)
		(64,284)
Health Care Technology – (1.4%)
Allscripts Healthcare Solutions, Inc.*	(1,473)	(16,100)
Cerner Corp.*	(195)	(16,118)
Quality Systems, Inc.	(576)	(15,846)
		(48,064)
Hotels, Restaurants & Leisure – (0.9%)
McDonald's Corp.	(180)	(15,935)
Wendy's Co./The	(3,408)	(16,086)
		(32,021)
Household Durables – (0.4%)
Garmin Ltd.	(417)	(15,967)
Household Products – (1.8%)
Church & Dwight Co., Inc.	(288)	(15,976)
Clorox Co./The	(222)	(16,086)
Colgate-Palmolive Co.	(153)	(15,927)

	Number of Shares	Value
Kimberly-Clark Corp.	(192)	$(16,084)
		(64,073)
Insurance – (9.0%)
ACE Ltd.	(216)	(16,012)
Arch Capital Group Ltd.*	(405)	(16,074)
Arthur J. Gallagher & Co.	(456)	(15,992)
Aspen Insurance Holdings Ltd.	(552)	(15,953)
Axis Capital Holdings Ltd.	(492)	(16,015)
Brown & Brown, Inc.	(585)	(15,953)
Chubb Corp./The	(219)	(15,948)
Cincinnati Financial Corp.	(420)	(15,989)
Endurance Specialty Holdings Ltd.	(417)	(15,979)
Everest Re Group Ltd.	(153)	(15,834)
Fidelity National Financial, Inc., Class A	(834)	(16,063)
Hanover Insurance Group, Inc./The	(408)	(15,965)
Markel Corp.*	(36)	(15,901)
PartnerRe Ltd.	(213)	(16,118)
ProAssurance Corp.	(180)	(16,036)
RenaissanceRe Holdings Ltd.	(210)	(15,962)
Travelers Cos., Inc./The	(252)	(16,088)
Validus Holdings Ltd.	(498)	(15,951)
W.R. Berkley Corp.	(411)	(15,996)
Willis Group Holdings plc	(438)	(15,983)
		(319,812)
Internet & Catalog Retail – (0.4%)
Expedia, Inc.	(330)	(15,863)
Internet Software & Services – (1.4%)
IAC/InterActiveCorp	(354)	(16,143)
VeriSign, Inc.*	(369)	(16,077)
Yahoo!, Inc.*	(1,011)	(16,004)
		(48,224)
IT Services – (5.0%)
Amdocs Ltd.*	(534)	(15,870)
Automatic Data Processing, Inc.	(288)	(16,030)
Broadridge Financial Solutions, Inc.	(750)	(15,952)
DST Systems, Inc.	(294)	(15,967)
Fiserv, Inc.*	(222)	(16,033)
Gartner, Inc.*	(372)	(16,015)
Genpact Ltd.*	(966)	(16,065)
International Business Machines Corp.	(81)	(15,842)
Paychex, Inc.	(507)	(15,925)
SAIC, Inc.	(1,326)	(16,071)
Total System Services, Inc.	(669)	(16,009)
		(175,779)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Marine – (0.4%)
Kirby Corp.*	(339)	$(15,960)
Media – (1.3%)
Charter Communications, Inc., Class A*	(225)	(15,946)
Discovery Communications, Inc., Class C*	(318)	(15,928)
Madison Square Garden Co./The, Class A*	(429)	(16,062)
		(47,936)
Metals & Mining – (1.4%)
Compass Minerals International, Inc.	(210)	(16,019)
Newmont Mining Corp.	(330)	(16,008)
Royal Gold, Inc.	(204)	(15,994)
		(48,021)
Multiline Retail – (2.3%)
Big Lots, Inc.*	(390)	(15,908)
Dollar Tree, Inc.*	(297)	(15,979)
Family Dollar Stores, Inc.	(243)	(16,155)
Kohl's Corp.	(351)	(15,967)
Target Corp.	(276)	(16,060)
		(80,069)
Multi-Utilities – (2.3%)
Consolidated Edison, Inc.	(258)	(16,045)
Dominion Resources, Inc.	(297)	(16,038)
MDU Resources Group, Inc.	(738)	(15,948)
PG&E Corp.	(354)	(16,026)
Wisconsin Energy Corp.	(405)	(16,026)
		(80,083)
Oil, Gas & Consumable Fuels – (3.6%)
Cabot Oil & Gas Corp.	(408)	(16,075)
Chevron Corp.	(153)	(16,142)
ConocoPhillips	(288)	(16,093)
Exxon Mobil Corp.	(189)	(16,173)
Marathon Oil Corp.	(627)	(16,032)
Range Resources Corp.	(261)	(16,148)
Sunoco, Inc.	(336)	(15,960)
Williams Cos., Inc./The	(558)	(16,082)
		(128,705)
Pharmaceuticals – (4.1%)
Abbott Laboratories	(249)	(16,053)
Bristol-Myers Squibb Co.	(447)	(16,070)
Eli Lilly & Co.	(375)	(16,091)
Forest Laboratories, Inc.*	(456)	(15,955)
Hospira, Inc.*	(456)	(15,951)
Johnson & Johnson	(237)	(16,012)
Merck & Co., Inc.	(384)	(16,032)
Perrigo Co.	(135)	(15,920)
Watson Pharmaceuticals, Inc.*	(216)	(15,982)
		(144,066)

	Number of Shares	Value
Professional Services – (1.8%)
FTI Consulting, Inc.*	(555)	$(15,956)
Nielsen Holdings N.V.*	(609)	(15,968)
Towers Watson & Co., Class A	(267)	(15,994)
Verisk Analytics, Inc., Class A*	(324)	(15,960)
		(63,878)
Real Estate Investment Trusts (REITs) – (7.7%)
American Campus Communities, Inc.	(357)	(16,058)
American Tower Corp.	(228)	(15,939)
Annaly Capital Management, Inc.	(957)	(16,058)
AvalonBay Communities, Inc.	(114)	(16,129)
Camden Property Trust	(237)	(16,038)
Chimera Investment Corp.	(6,888)	(16,256)
Digital Realty Trust, Inc.	(216)	(16,215)
Equity Lifestyle Properties, Inc.	(234)	(16,139)
Federal Realty Investment Trust	(153)	(15,926)
Hatteras Financial Corp.	(561)	(16,045)
Health Care REIT, Inc.	(276)	(16,091)
MFA Financial, Inc.	(2,031)	(16,025)
Mid-America Apartment Communities, Inc.	(234)	(15,968)
National Retail Properties, Inc.	(567)	(16,040)
Rayonier, Inc.	(357)	(16,029)
Realty Income Corp.	(384)	(16,040)
Senior Housing Properties Trust	(717)	(16,003)
		(272,999)
Road & Rail – (0.4%)
J.B. Hunt Transport Services, Inc.	(270)	(16,092)
Software – (3.2%)
Activision Blizzard, Inc.	(1,335)	(16,007)
ANSYS, Inc.*	(252)	(15,904)
Check Point Software Technologies Ltd.*	(324)	(16,067)
Intuit, Inc.	(270)	(16,024)
Microsoft Corp.	(525)	(16,060)
Solera Holdings, Inc.	(381)	(15,922)
Synopsys, Inc.*	(543)	(15,980)
		(111,964)
Specialty Retail – (2.7%)
Advance Auto Parts, Inc.	(234)	(15,963)
AutoZone, Inc.*	(45)	(16,523)
Lowe's Cos., Inc.	(564)	(16,040)
O'Reilly Automotive, Inc.*	(189)	(15,833)
Ross Stores, Inc.	(255)	(15,930)
TJX Cos., Inc.	(372)	(15,970)
		(96,259)
Thrifts & Mortgage Finance – (0.4%)
Capitol Federal Financial, Inc.	(1,347)	(16,002)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Tobacco – (1.3%)
Altria Group, Inc.	(462)	$(15,962)
Lorillard, Inc.	(120)	(15,834)
Reynolds American, Inc.	(357)	(16,019)
		(47,815)
Total Securities Sold Short (Proceeds Received $3,220,260)		(3,201,892)
Other assets less liabilities — 100.1%		3,545,499
Net Assets — 100.0%		$3,541,538
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $3,403,466.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,968
Aggregate gross unrealized depreciation	(620,711)
Net unrealized depreciation	$(368,743)
Federal income tax cost of investments	$364,782

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
310,444 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral High Beta Index	$44,483
(349,917) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral High Beta Index	(0.00)%	(8,045)
					$36,438

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.3%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.	555	$28,066
Esterline Technologies Corp.*	450	28,058
Exelis, Inc.	2,805	27,657
Hexcel Corp.*(a)	1,095	28,240
Teledyne Technologies, Inc.*(a)	455	28,051
		140,072
Airlines – 0.9%
Alaska Air Group, Inc.*	780	28,002
US Airways Group, Inc.*	2,105	28,060
		56,062
Auto Components – 2.3%
Dana Holding Corp.	2,195	28,118
Gentex Corp.	1,345	28,070
Goodyear Tire & Rubber Co./The*(a)	2,365	27,931
Tenneco, Inc.*(a)	1,045	28,027
Visteon Corp.*(a)	755	28,312
		140,458
Biotechnology – 2.3%
Alkermes plc*	1,660	28,170
Myriad Genetics, Inc.*(a)	1,170	27,811
Pharmacyclics, Inc.*	515	28,124
Seattle Genetics, Inc.*(a)	1,110	28,183
United Therapeutics Corp.*(a)	570	28,147
		140,435
Building Products – 0.9%
A.O. Smith Corp.(a)	575	28,112
Lennox International, Inc.	600	27,978
		56,090
Capital Markets – 1.4%
Federated Investors, Inc., Class B	1,295	28,296
Stifel Financial Corp.*(a)	905	27,964
Waddell & Reed Financial, Inc., Class A	935	28,312
		84,572
Chemicals – 1.8%
Cabot Corp.	685	27,879
Cytec Industries, Inc.	480	28,147
Intrepid Potash, Inc.*(a)	1,225	27,881
Scotts Miracle-Gro Co./The, Class A(a)	680	27,962
		111,869
Commercial Banks – 5.0%
Associated Banc-Corp	2,135	28,161
Bank of Hawaii Corp.	615	28,259
CapitalSource, Inc.	4,215	28,325
City National Corp./CA	580	28,176
First Horizon National Corp.	3,250	28,112
Fulton Financial Corp.	2,810	28,072

	Number of Shares	Value
Popular, Inc.*(a)	1,695	$28,154
Prosperity Bancshares, Inc.	665	27,950
SVB Financial Group*(a)	485	28,479
TCF Financial Corp.(a)	2,435	27,954
Valley National Bancorp(a)	2,655	28,143
		309,785
Commercial Services & Supplies – 0.9%
Covanta Holding Corp.	1,630	27,955
R.R. Donnelley & Sons Co.	2,365	27,836
		55,791
Communications Equipment – 2.7%
Acme Packet, Inc.*	1,495	27,882
ADTRAN, Inc.	925	27,926
Aruba Networks, Inc.*(a)	1,855	27,918
Brocade Communications Systems, Inc.*	5,815	28,668
Polycom, Inc.*	2,650	27,878
ViaSat, Inc.*(a)	745	28,138
		168,410
Computers & Peripherals – 0.9%
Diebold, Inc.	760	28,051
Lexmark International, Inc., Class A(a)	1,060	28,175
		56,226
Construction & Engineering – 0.9%
EMCOR Group, Inc.	1,010	28,098
Shaw Group, Inc./The*(a)	1,035	28,266
		56,364
Containers & Packaging – 0.4%
Greif, Inc., Class A	685	28,085
Diversified Consumer Services – 0.9%
DeVry, Inc.	910	28,183
Sotheby's(a)	840	28,022
		56,205
Diversified Financial Services – 0.4%
CBOE Holdings, Inc.	1,010	27,957
Electric Utilities – 2.3%
Cleco Corp.	670	28,026
Great Plains Energy, Inc.	1,315	28,154
Hawaiian Electric Industries, Inc.(a)	985	28,092
IDACORP, Inc.	670	28,194
Portland General Electric Co.	1,055	28,126
		140,592
Electrical Equipment – 1.4%
Acuity Brands, Inc.(a)	555	28,255
GrafTech International Ltd.*	2,900	27,985
Polypore International, Inc.*(a)	690	27,869
		84,109

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Electronic Equipment, Instruments & Components – 1.8%
Anixter International, Inc.	530	$28,116
IPG Photonics Corp.*(a)	635	27,680
Tech Data Corp.*(a)	585	28,179
Vishay Intertechnology, Inc.*(a)	2,960	27,913
		111,888
Energy Equipment & Services – 4.5%
Atwood Oceanics, Inc.*	740	28,002
CARBO Ceramics, Inc.	365	28,006
Dril-Quip, Inc.*	430	28,204
Helix Energy Solutions Group, Inc.*(a)	1,695	27,815
Key Energy Services, Inc.*(a)	3,750	28,500
Lufkin Industries, Inc.(a)	520	28,246
McDermott International, Inc.*(a)	2,545	28,351
SEACOR Holdings, Inc.*(a)	315	28,155
Tidewater, Inc.(a)	610	28,280
Unit Corp.*(a)	765	28,221
		281,780
Food & Staples Retailing – 1.4%
Casey's General Stores, Inc.	475	28,020
Harris Teeter Supermarkets, Inc.	680	27,873
United Natural Foods, Inc.*(a)	515	28,253
		84,146
Food Products – 2.3%
Darling International, Inc.*	1,705	28,116
Dean Foods Co.*	1,660	28,270
Flowers Foods, Inc.	1,210	28,108
Hain Celestial Group, Inc./The*	510	28,070
TreeHouse Foods, Inc.*(a)	450	28,031
		140,595
Gas Utilities – 1.4%
Atmos Energy Corp.	800	28,056
Piedmont Natural Gas Co., Inc.	875	28,166
WGL Holdings, Inc.	705	28,024
		84,246
Health Care Equipment & Supplies – 1.4%
Hill-Rom Holdings, Inc.	915	28,228
STERIS Corp.(a)	895	28,076
Thoratec Corp.*(a)	840	28,207
		84,511
Health Care Providers & Services – 5.0%
Brookdale Senior Living, Inc.*	1,585	28,118
Centene Corp.*	935	28,200
Community Health Systems, Inc.*	1,000	28,030
Health Management Associates, Inc., Class A*(a)	3,585	28,142
Health Net, Inc.*	1,145	27,789
HealthSouth Corp.*(a)	1,205	28,028

	Number of Shares	Value
HMS Holdings Corp.*	840	$27,981
LifePoint Hospitals, Inc.*(a)	685	28,071
Lincare Holdings, Inc.(a)	840	28,577
Owens & Minor, Inc.	920	28,180
Tenet Healthcare Corp.*(a)	5,330	27,929
		309,045
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc.*(a)	2,590	28,309
athenahealth, Inc.*	355	28,105
Quality Systems, Inc.	1,010	27,785
		84,199
Hotels, Restaurants & Leisure – 2.7%
Bally Technologies, Inc.*	600	27,996
Brinker International, Inc.	890	28,364
Domino's Pizza, Inc.	910	28,128
Life Time Fitness, Inc.*(a)	600	27,906
Six Flags Entertainment Corp.(a)	520	28,174
Wendy's Co./The	5,990	28,273
		168,841
Household Durables – 0.9%
Harman International Industries, Inc.(a)	710	28,116
Leggett & Platt, Inc.	1,330	28,103
		56,219
Insurance – 2.7%
Aspen Insurance Holdings Ltd.(a)	970	28,033
Assured Guaranty Ltd.	1,990	28,059
CNO Financial Group, Inc.	3,595	28,041
MBIA, Inc.*(a)	2,615	28,268
ProAssurance Corp.	315	28,063
Protective Life Corp.(a)	955	28,087
		168,551
Internet & Catalog Retail – 0.4%
HSN, Inc.	695	28,043
Internet Software & Services – 0.4%
AOL, Inc.*	1,000	28,080
IT Services – 1.4%
DST Systems, Inc.	515	27,970
NeuStar, Inc., Class A*(a)	840	28,056
Wright Express Corp.*(a)	455	28,082
		84,108
Leisure Equipment & Products – 0.5%
Brunswick Corp.	1,270	28,219
Machinery – 3.2%
Chart Industries, Inc.*	410	28,192
CLARCOR, Inc.	585	28,174
Harsco Corp.	1,385	28,226
ITT Corp.(a)	1,590	27,984

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Oshkosh Corp.*(a)	1,350	$28,282
Robbins & Myers, Inc.	670	28,019
Trinity Industries, Inc.(a)	1,125	28,103
		196,980
Marine – 0.5%
Alexander & Baldwin Holdings, Inc.	530	28,223
Media – 2.2%
AMC Networks, Inc., Class A*	785	27,907
Lamar Advertising Co., Class A*(a)	980	28,028
Live Nation Entertainment, Inc.*(a)	3,030	27,815
Regal Entertainment Group, Class A(a)	2,045	28,139
Washington Post Co./The, Class B(a)	75	28,037
		139,926
Metals & Mining – 2.3%
Carpenter Technology Corp.	585	27,986
Coeur d'Alene Mines Corp.*	1,610	28,271
Compass Minerals International, Inc.	370	28,224
Molycorp, Inc.*(a)	1,305	28,123
Titanium Metals Corp.(a)	2,490	28,162
		140,766
Multiline Retail – 0.4%
Big Lots, Inc.*	685	27,941
Multi-Utilities – 0.4%
Vectren Corp.(a)	950	28,044
Oil, Gas & Consumable Fuels – 2.7%
Alpha Natural Resources, Inc.*	3,205	27,915
Berry Petroleum Co., Class A	710	28,159
Kodiak Oil & Gas Corp.*	3,380	27,750
Oasis Petroleum, Inc.*(a)	1,170	28,291
Rosetta Resources, Inc.*(a)	770	28,213
Teekay Corp.(a)	965	28,255
		168,583
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A	600	28,140
Pharmaceuticals – 0.4%
Vivus, Inc.*	985	28,112
Real Estate Investment Trusts (REITs) – 6.3%
CBL & Associates Properties, Inc.	1,445	28,235
Colonial Properties Trust	1,270	28,118
Corporate Office Properties Trust	1,205	28,330
Entertainment Properties Trust	685	28,160
Extra Space Storage, Inc.	925	28,305
Highwoods Properties, Inc.(a)	835	28,098
Invesco Mortgage Capital, Inc.	1,530	28,060
LaSalle Hotel Properties	965	28,120
Mack-Cali Realty Corp.	970	28,198
Omega Healthcare Investors, Inc.(a)	1,240	27,900

	Number of Shares	Value
Post Properties, Inc.	580	$28,391
Starwood Property Trust, Inc.	1,325	28,236
Tanger Factory Outlet Centers(a)	885	28,364
Washington Real Estate Investment Trust(a)	990	28,165
		394,680
Real Estate Management & Development – 0.4%
Forest City Enterprises, Inc., Class A*	1,925	28,105
Road & Rail – 2.3%
Con-way, Inc.	775	27,985
Dollar Thrifty Automotive Group, Inc.*	345	27,931
Genesee & Wyoming, Inc., Class A*	535	28,270
Landstar System, Inc.(a)	550	28,446
Old Dominion Freight Line, Inc.*(a)	645	27,922
		140,554
Semiconductors & Semiconductor Equipment – 0.9%
Cypress Semiconductor Corp.*	2,125	28,093
Fairchild Semiconductor International, Inc.*	1,985	27,988
		56,081
Software – 2.7%
CommVault Systems, Inc.*	575	28,503
Compuware Corp.*	3,015	28,009
Parametric Technology Corp.*	1,340	28,086
QLIK Technologies, Inc.*(a)	1,260	27,871
Quest Software, Inc.*	1,010	28,129
Ultimate Software Group, Inc.*	315	28,073
		168,671
Specialty Retail – 3.6%
Aaron's, Inc.(a)	990	28,027
Ascena Retail Group, Inc.*	1,505	28,023
Buckle, Inc./The	710	28,095
Cabela's, Inc.*	740	27,979
Chico's FAS, Inc.	1,895	28,122
Express, Inc.*	1,545	28,073
Guess?, Inc.	925	28,092
Rent-A-Center, Inc.	830	28,004
		224,415
Textiles, Apparel & Luxury Goods – 2.2%
Carter's, Inc.*	530	27,878
Deckers Outdoor Corp.*	640	28,166
Hanesbrands, Inc.*(a)	1,010	28,007
Warnaco Group, Inc./The*(a)	660	28,103
Wolverine World Wide, Inc.	715	27,728
		139,882

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Thrifts & Mortgage Finance – 0.9%
Capitol Federal Financial, Inc.	2,370	$28,156
Ocwen Financial Corp.*	1,505	28,264
		56,420
Trading Companies & Distributors – 0.9%
GATX Corp.	740	28,490
Watsco, Inc.(a)	380	28,044
		56,534
Water Utilities – 0.4%
Aqua America, Inc.(a)	1,125	28,080
Wireless Telecommunication Services – 1.3%
MetroPCS Communications, Inc.*	4,560	27,588
NII Holdings, Inc.*(a)	2,735	27,979
Telephone & Data Systems, Inc.(a)	1,310	27,890
		83,457
Total Common Stocks Held Long (Cost $5,553,923)		5,619,147
Securities Sold Short – (90.6%)
Aerospace & Defense – (3.6%)
Boeing Co./The	(380)	(28,234)
General Dynamics Corp.	(430)	(28,363)
Honeywell International, Inc.	(505)	(28,199)
Lockheed Martin Corp.	(325)	(28,301)
Northrop Grumman Corp.	(440)	(28,068)
Precision Castparts Corp.	(170)	(27,963)
Raytheon Co.	(495)	(28,012)
United Technologies Corp.	(375)	(28,324)
		(225,464)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(310)	(28,399)
United Parcel Service, Inc., Class B	(355)	(27,960)
		(56,359)
Auto Components – (0.5%)
Johnson Controls, Inc.	(1,025)	(28,403)
Automobiles – (0.9%)
Ford Motor Co.	(2,945)	(28,243)
General Motors Co.*	(1,435)	(28,298)
		(56,541)
Beverages – (0.9%)
Coca-Cola Co./The	(360)	(28,148)
PepsiCo, Inc.	(400)	(28,264)
		(56,412)
Biotechnology – (1.8%)
Amgen, Inc.	(385)	(28,120)
Biogen Idec, Inc.*	(195)	(28,154)
Celgene Corp.*	(440)	(28,231)

	Number of Shares	Value
Gilead Sciences, Inc.*	(550)	$(28,204)
		(112,709)
Capital Markets – (3.2%)
Bank of New York Mellon Corp./The	(1,290)	(28,316)
BlackRock, Inc.	(165)	(28,020)
Charles Schwab Corp./The	(2,170)	(28,058)
Franklin Resources, Inc.	(255)	(28,302)
Goldman Sachs Group, Inc./The	(295)	(28,279)
Morgan Stanley	(1,950)	(28,451)
State Street Corp.	(630)	(28,123)
		(197,549)
Chemicals – (3.6%)
Air Products & Chemicals, Inc.	(350)	(28,256)
Dow Chemical Co./The	(895)	(28,193)
E.I. du Pont de Nemours & Co.	(555)	(28,066)
Ecolab, Inc.	(410)	(28,097)
LyondellBasell Industries N.V., Class A	(700)	(28,189)
Monsanto Co.	(340)	(28,145)
Mosaic Co./The	(515)	(28,201)
Praxair, Inc.	(260)	(28,270)
		(225,417)
Commercial Banks – (1.8%)
BB&T Corp.	(915)	(28,228)
PNC Financial Services Group, Inc.	(460)	(28,110)
U.S. Bancorp	(880)	(28,301)
Wells Fargo & Co.	(845)	(28,257)
		(112,896)
Commercial Services & Supplies – (0.4%)
Waste Management, Inc.	(845)	(28,223)
Communications Equipment – (1.4%)
Cisco Systems, Inc.	(1,650)	(28,331)
Motorola Solutions, Inc.	(585)	(28,144)
QUALCOMM, Inc.	(505)	(28,118)
		(84,593)
Computers & Peripherals – (1.8%)
Apple, Inc.*	(50)	(29,200)
Dell, Inc.*	(2,240)	(28,045)
EMC Corp.*	(1,110)	(28,449)
Hewlett-Packard Co.	(1,400)	(28,154)
		(113,848)
Consumer Finance – (1.4%)
American Express Co.	(485)	(28,232)
Capital One Financial Corp.	(520)	(28,423)
Discover Financial Services	(820)	(28,356)
		(85,011)
Diversified Financial Services – (1.8%)
Bank of America Corp.	(3,475)	(28,425)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Citigroup, Inc.	(1,030)	$(28,232)
CME Group, Inc.	(105)	(28,152)
JPMorgan Chase & Co.	(790)	(28,227)
		(113,036)
Diversified Telecommunication Services – (1.4%)
AT&T, Inc.	(790)	(28,171)
CenturyLink, Inc.	(710)	(28,038)
Verizon Communications, Inc.	(635)	(28,220)
		(84,429)
Electric Utilities – (2.7%)
American Electric Power Co., Inc.	(705)	(28,130)
Duke Energy Corp.	(1,215)	(28,018)
Exelon Corp.	(750)	(28,215)
FirstEnergy Corp.	(575)	(28,284)
NextEra Energy, Inc.	(410)	(28,212)
Southern Co./The	(605)	(28,011)
		(168,870)
Electrical Equipment – (0.4%)
Emerson Electric Co.	(605)	(28,181)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(2,180)	(28,187)
TE Connectivity Ltd.	(880)	(28,081)
		(56,268)
Energy Equipment & Services – (1.8%)
Baker Hughes, Inc.	(685)	(28,153)
Halliburton Co.	(995)	(28,248)
National Oilwell Varco, Inc.	(440)	(28,354)
Schlumberger Ltd.	(435)	(28,236)
		(112,991)
Food & Staples Retailing – (1.8%)
Costco Wholesale Corp.	(295)	(28,025)
CVS Caremark Corp.	(600)	(28,038)
Walgreen Co.	(955)	(28,249)
Wal-Mart Stores, Inc.	(405)	(28,236)
		(112,548)
Food Products – (1.8%)
Archer-Daniels-Midland Co.	(955)	(28,192)
General Mills, Inc.	(730)	(28,134)
Kellogg Co.	(570)	(28,118)
Kraft Foods, Inc., Class A	(730)	(28,192)
		(112,636)
Health Care Equipment & Supplies – (2.2%)
Baxter International, Inc.	(530)	(28,170)
Covidien plc	(525)	(28,088)
Intuitive Surgical, Inc.*	(50)	(27,689)
Medtronic, Inc.	(725)	(28,079)

	Number of Shares	Value
Stryker Corp.	(510)	$(28,101)
		(140,127)
Health Care Providers & Services – (1.8%)
Express Scripts Holding Co.*	(505)	(28,194)
McKesson Corp.	(300)	(28,125)
UnitedHealth Group, Inc.	(480)	(28,080)
WellPoint, Inc.	(440)	(28,068)
		(112,467)
Hotels, Restaurants & Leisure – (2.3%)
Carnival Corp.	(820)	(28,101)
Las Vegas Sands Corp.	(645)	(28,051)
McDonald's Corp.	(320)	(28,330)
Starbucks Corp.	(530)	(28,259)
Yum! Brands, Inc.	(440)	(28,345)
		(141,086)
Household Products – (1.4%)
Colgate-Palmolive Co.	(270)	(28,107)
Kimberly-Clark Corp.	(335)	(28,063)
Procter & Gamble Co./The	(460)	(28,175)
		(84,345)
Industrial Conglomerates – (1.8%)
3M Co.	(315)	(28,224)
Danaher Corp.	(540)	(28,123)
General Electric Co.	(1,355)	(28,238)
Tyco International Ltd.	(530)	(28,011)
		(112,596)
Insurance – (5.0%)
ACE Ltd.	(380)	(28,169)
Aflac, Inc.	(660)	(28,109)
American International Group, Inc.*	(875)	(28,079)
Aon plc	(605)	(28,302)
Berkshire Hathaway, Inc., Class B*	(340)	(28,332)
Chubb Corp./The	(385)	(28,036)
Loews Corp.	(690)	(28,228)
Marsh & McLennan Cos., Inc.	(875)	(28,201)
MetLife, Inc.	(915)	(28,228)
Prudential Financial, Inc.	(580)	(28,089)
Travelers Cos., Inc./The	(440)	(28,090)
		(309,863)
Internet & Catalog Retail – (0.9%)
Amazon.com, Inc.*	(125)	(28,544)
priceline.com, Inc.*	(40)	(26,581)
		(55,125)
Internet Software & Services – (1.4%)
eBay, Inc.*	(670)	(28,147)
Google, Inc., Class A*	(50)	(29,004)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Yahoo!, Inc.*	(1,780)	$(28,177)
		(85,328)
IT Services – (2.7%)
Accenture plc, Class A	(470)	(28,242)
Automatic Data Processing, Inc.	(505)	(28,109)
Cognizant Technology Solutions Corp., Class A*	(470)	(28,200)
International Business Machines Corp.	(145)	(28,359)
Mastercard, Inc., Class A	(65)	(27,957)
Visa, Inc., Class A	(230)	(28,435)
		(169,302)
Life Sciences Tools & Services – (0.9%)
Agilent Technologies, Inc.	(715)	(28,057)
Thermo Fisher Scientific, Inc.	(540)	(28,031)
		(56,088)
Machinery – (3.2%)
Caterpillar, Inc.	(330)	(28,020)
Cummins, Inc.	(290)	(28,104)
Deere & Co.	(350)	(28,305)
Eaton Corp.	(710)	(28,137)
Illinois Tool Works, Inc.	(535)	(28,296)
PACCAR, Inc.	(720)	(28,217)
Parker Hannifin Corp.	(365)	(28,061)
		(197,140)
Media – (4.5%)
CBS Corp., Class B	(860)	(28,191)
Comcast Corp., Class A	(880)	(28,134)
Comcast Corp., Class A Special	(900)	(28,260)
DIRECTV, Class A*	(575)	(28,072)
News Corp., Class A	(1,260)	(28,085)
News Corp., Class B	(1,250)	(28,150)
Time Warner Cable, Inc.	(345)	(28,324)
Time Warner, Inc.	(735)	(28,297)
Viacom, Inc., Class B	(600)	(28,212)
Walt Disney Co./The	(580)	(28,130)
		(281,855)
Metals & Mining – (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	(830)	(28,278)
Newmont Mining Corp.	(585)	(28,378)
Southern Copper Corp.	(895)	(28,202)
		(84,858)
Multiline Retail – (0.9%)
Macy's, Inc.	(820)	(28,167)
Target Corp.	(485)	(28,222)
		(56,389)
Multi-Utilities – (1.4%)
Consolidated Edison, Inc.	(455)	(28,296)
Dominion Resources, Inc.	(520)	(28,080)

	Number of Shares	Value
PG&E Corp.	(625)	$(28,294)
		(84,670)
Oil, Gas & Consumable Fuels – (5.5%)
Anadarko Petroleum Corp.	(430)	(28,466)
Apache Corp.	(325)	(28,564)
Chevron Corp.	(270)	(28,485)
ConocoPhillips	(505)	(28,219)
Devon Energy Corp.	(485)	(28,125)
EOG Resources, Inc.	(315)	(28,385)
Exxon Mobil Corp.	(330)	(28,238)
Hess Corp.	(655)	(28,460)
Marathon Oil Corp.	(1,105)	(28,255)
Occidental Petroleum Corp.	(330)	(28,304)
Spectra Energy Corp.	(970)	(28,188)
Williams Cos., Inc./The	(980)	(28,244)
		(339,933)
Paper & Forest Products – (0.4%)
International Paper Co.	(970)	(28,043)
Personal Products – (0.4%)
Estee Lauder Cos., Inc./The, Class A	(520)	(28,142)
Pharmaceuticals – (3.2%)
Abbott Laboratories	(440)	(28,367)
Allergan, Inc.	(305)	(28,234)
Bristol-Myers Squibb Co.	(785)	(28,221)
Eli Lilly & Co.	(660)	(28,321)
Johnson & Johnson	(415)	(28,037)
Merck & Co., Inc.	(675)	(28,181)
Pfizer, Inc.	(1,230)	(28,290)
		(197,651)
Real Estate Investment Trusts (REITs) – (3.2%)
American Tower Corp.	(405)	(28,314)
Boston Properties, Inc.	(260)	(28,176)
Equity Residential	(455)	(28,374)
General Growth Properties, Inc.	(1,560)	(28,220)
Prologis, Inc.	(850)	(28,245)
Public Storage	(195)	(28,160)
Simon Property Group, Inc.	(180)	(28,019)
		(197,508)
Road & Rail – (1.4%)
CSX Corp.	(1,260)	(28,174)
Norfolk Southern Corp.	(395)	(28,349)
Union Pacific Corp.	(235)	(28,038)
		(84,561)
Semiconductors & Semiconductor Equipment – (1.8%)
Applied Materials, Inc.	(2,460)	(28,191)
Broadcom Corp., Class A*	(835)	(28,223)
Intel Corp.	(1,055)	(28,116)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Texas Instruments, Inc.	(990)	$(28,403)
		(112,933)
Software – (2.7%)
Adobe Systems, Inc.*	(870)	(28,162)
Intuit, Inc.	(475)	(28,191)
Microsoft Corp.	(920)	(28,143)
Oracle Corp.	(950)	(28,215)
Salesforce.com, Inc.*	(205)	(28,343)
VMware, Inc., Class A*	(310)	(28,223)
		(169,277)
Specialty Retail – (1.8%)
Bed Bath & Beyond, Inc.*	(455)	(28,119)
Home Depot, Inc./The	(530)	(28,085)
Lowe's Cos., Inc.	(990)	(28,155)
TJX Cos., Inc.	(655)	(28,119)
		(112,478)
Textiles, Apparel & Luxury Goods – (0.9%)
Coach, Inc.	(480)	(28,070)
NIKE, Inc., Class B	(320)	(28,090)
		(56,160)
Tobacco – (1.8%)
Altria Group, Inc.	(815)	(28,158)
Lorillard, Inc.	(210)	(27,710)
Philip Morris International, Inc.	(320)	(27,923)

	Number of Shares	Value
Reynolds American, Inc.	(625)	$(28,044)
		(111,835)
Trading Companies & Distributors – (0.9%)
Fastenal Co.	(700)	(28,217)
W.W. Grainger, Inc.	(145)	(27,730)
		(55,947)
Total Securities Sold Short (Proceeds Received $5,405,861)		(5,638,091)
Other assets less liabilities — 100.3%		6,239,290
Net Assets — 100.0%		$6,220,346
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $2,207,607.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$312,797
Aggregate gross unrealized depreciation	(938,862)
Net unrealized depreciation	$(626,065)
Federal income tax cost of investments	$607,121

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
519,197 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Size Index	$104,546
(570,756) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index	(0.00)%	(53,151)
					$51,395

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.2%
Aerospace & Defense – 1.8%
General Dynamics Corp.	320	$21,107
Precision Castparts Corp.(a)	128	21,055
Rockwell Collins, Inc.(a)	428	21,122
United Technologies Corp.(a)	280	21,148
		84,432
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	360	21,071
Expeditors International of Washington, Inc.	548	21,235
		42,306
Auto Components – 1.8%
Gentex Corp.	1,012	21,120
Lear Corp.	564	21,280
TRW Automotive Holdings Corp.*	572	21,027
WABCO Holdings, Inc.*(a)	400	21,172
		84,599
Beverages – 0.9%
Brown-Forman Corp., Class B	216	20,920
Monster Beverage Corp.*	296	21,075
		41,995
Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc.*(a)	212	21,052
Biogen Idec, Inc.*	148	21,368
Celgene Corp.*(a)	332	21,301
Myriad Genetics, Inc.*(a)	876	20,822
Pharmacyclics, Inc.*	388	21,189
United Therapeutics Corp.*(a)	428	21,135
		126,867
Capital Markets – 4.1%
BlackRock, Inc.	124	21,058
Charles Schwab Corp./The(a)	1,632	21,102
Eaton Vance Corp.	788	21,237
Federated Investors, Inc., Class B	976	21,325
Franklin Resources, Inc.	192	21,310
SEI Investments Co.(a)	1,064	21,163
T. Rowe Price Group, Inc.(a)	336	21,154
TD Ameritrade Holding Corp.(a)	1,240	21,080
Waddell & Reed Financial, Inc., Class A	700	21,196
		190,625
Chemicals – 3.6%
Albemarle Corp.	356	21,232
CF Industries Holdings, Inc.	108	20,924
Intrepid Potash, Inc.*(a)	924	21,030
LyondellBasell Industries N.V., Class A(a)	528	21,262
Mosaic Co./The(a)	388	21,247
NewMarket Corp.(a)	96	20,794

	Number of Shares	Value
Sigma-Aldrich Corp.(a)	284	$20,996
W.R. Grace & Co.*(a)	420	21,189
		168,674
Communications Equipment – 1.3%
Aruba Networks, Inc.*(a)	1,392	20,950
F5 Networks, Inc.*	212	21,107
Plantronics, Inc.(a)	628	20,975
		63,032
Computers & Peripherals – 0.9%
Apple, Inc.*	36	21,024
QLogic Corp.*(a)	1,528	20,918
		41,942
Construction & Engineering – 1.4%
Fluor Corp.(a)	428	21,117
Foster Wheeler AG*(a)	1,228	21,281
KBR, Inc.	856	21,152
		63,550
Distributors – 0.5%
Genuine Parts Co.	352	21,208
Diversified Consumer Services – 0.9%
Apollo Group, Inc., Class A*	584	21,135
DeVry, Inc.	680	21,060
		42,195
Diversified Financial Services – 1.8%
CBOE Holdings, Inc.	760	21,037
CME Group, Inc.	80	21,449
IntercontinentalExchange, Inc.*(a)	156	21,213
Leucadia National Corp.(a)	988	21,014
		84,713
Diversified Telecommunication Services – 0.5%
Windstream Corp.(a)	2,196	21,213
Electric Utilities – 1.4%
Cleco Corp.	504	21,082
Exelon Corp.	564	21,218
PPL Corp.(a)	760	21,136
		63,436
Electrical Equipment – 0.9%
Babcock & Wilcox Co./The*	860	21,070
Rockwell Automation, Inc.	320	21,139
		42,209
Electronic Equipment, Instruments & Components – 0.9%
Dolby Laboratories, Inc., Class A*(a)	512	21,145
IPG Photonics Corp.*(a)	476	20,749
		41,894

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Energy Equipment & Services – 3.2%
CARBO Ceramics, Inc.	276	$21,178
Diamond Offshore Drilling, Inc.	356	21,050
FMC Technologies, Inc.*(a)	540	21,184
Halliburton Co.	748	21,236
Helmerich & Payne, Inc.	488	21,218
National Oilwell Varco, Inc.(a)	328	21,136
Oceaneering International, Inc.(a)	440	21,059
		148,061
Food & Staples Retailing – 0.4%
Walgreen Co.(a)	716	21,179
Food Products – 0.9%
Green Mountain Coffee Roasters, Inc.*	968	21,083
Hormel Foods Corp.	696	21,172
		42,255
Gas Utilities – 1.8%
National Fuel Gas Co.	448	21,047
New Jersey Resources Corp.(a)	484	21,107
Questar Corp.(a)	1,012	21,111
WGL Holdings, Inc.	532	21,147
		84,412
Health Care Equipment & Supplies – 3.2%
Edwards Lifesciences Corp.*	204	21,073
Hill-Rom Holdings, Inc.	684	21,101
IDEXX Laboratories, Inc.*(a)	220	21,149
Intuitive Surgical, Inc.*(a)	40	22,152
Stryker Corp.	384	21,158
Thoratec Corp.*(a)	632	21,223
Varian Medical Systems, Inc.*(a)	344	20,905
		148,761
Health Care Providers & Services – 1.4%
Humana, Inc.	272	21,064
MEDNAX, Inc.*(a)	308	21,110
WellCare Health Plans, Inc.*(a)	400	21,200
		63,374
Health Care Technology – 0.4%
Quality Systems, Inc.(a)	760	20,908
Hotels, Restaurants & Leisure – 1.8%
Cheesecake Factory, Inc./The*	660	21,093
Chipotle Mexican Grill, Inc.*	56	21,277
Panera Bread Co., Class A*(a)	152	21,195
Starbucks Corp.(a)	396	21,115
		84,680
Household Durables – 0.4%
Garmin Ltd.	552	21,136

	Number of Shares	Value
Industrial Conglomerates – 0.4%
3M Co.(a)	236	$21,146
Insurance – 9.5%
ACE Ltd.	284	21,053
Aflac, Inc.	496	21,125
Alleghany Corp.*	64	21,744
Allied World Assurance Co. Holdings AG	268	21,298
American Financial Group, Inc./OH(a)	536	21,027
American International Group, Inc.*(a)	656	21,051
Arch Capital Group Ltd.*(a)	536	21,274
Arthur J. Gallagher & Co.	604	21,182
Assurant, Inc.(a)	608	21,183
Brown & Brown, Inc.	772	21,052
Chubb Corp./The	292	21,264
Fidelity National Financial, Inc., Class A	1,100	21,186
HCC Insurance Holdings, Inc.	676	21,226
Marsh & McLennan Cos., Inc.	656	21,143
PartnerRe Ltd.(a)	280	21,188
Principal Financial Group, Inc.(a)	808	21,194
ProAssurance Corp.(a)	236	21,025
Progressive Corp./The(a)	1,016	21,163
Reinsurance Group of America, Inc.(a)	396	21,071
RenaissanceRe Holdings Ltd.(a)	280	21,283
Torchmark Corp.(a)	420	21,231
		444,963
Internet & Catalog Retail – 0.5%
priceline.com, Inc.*(a)	32	21,265
Internet Software & Services – 0.9%
eBay, Inc.*	504	21,173
Google, Inc., Class A*	36	20,883
		42,056
IT Services – 4.5%
Accenture plc, Class A(a)	352	21,152
Automatic Data Processing, Inc.	380	21,151
Cognizant Technology Solutions Corp., Class A*	352	21,120
Convergys Corp.	1,428	21,092
Jack Henry & Associates, Inc.(a)	616	21,264
Mastercard, Inc., Class A	48	20,645
Paychex, Inc.(a)	672	21,108
Teradata Corp.*(a)	292	21,027
Total System Services, Inc.(a)	884	21,154
Visa, Inc., Class A(a)	172	21,264
		210,977
Leisure Equipment & Products – 0.4%
Polaris Industries, Inc.(a)	296	21,158
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	536	21,033

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Machinery – 4.1%
CLARCOR, Inc.	440	$21,190
Cummins, Inc.	220	21,320
Donaldson Co., Inc.	628	20,956
Flowserve Corp.	184	21,114
Gardner Denver, Inc.(a)	400	21,164
Nordson Corp.(a)	412	21,132
Parker Hannifin Corp.(a)	276	21,219
Timken Co.(a)	460	21,063
Valmont Industries, Inc.(a)	176	21,291
		190,449
Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	624	21,259
Southern Copper Corp.(a)	672	21,175
		42,434
Multiline Retail – 0.9%
Big Lots, Inc.*	516	21,048
Dollar Tree, Inc.*	392	21,089
		42,137
Multi-Utilities – 1.8%
Alliant Energy Corp.	464	21,145
CenterPoint Energy, Inc.	1,024	21,166
Public Service Enterprise Group, Inc.(a)	652	21,190
Sempra Energy(a)	308	21,215
		84,716
Oil, Gas & Consumable Fuels – 3.6%
Apache Corp.	244	21,445
Chevron Corp.	200	21,100
Cimarex Energy Co.	384	21,166
Exxon Mobil Corp.	248	21,222
HollyFrontier Corp.	596	21,116
Marathon Petroleum Corp.	464	20,843
Occidental Petroleum Corp.(a)	248	21,271
Whiting Petroleum Corp.*(a)	516	21,218
		169,381
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A(a)	452	21,199
Pharmaceuticals – 1.8%
Bristol-Myers Squibb Co.	588	21,139
Eli Lilly & Co.	496	21,283
Forest Laboratories, Inc.*	604	21,134
Questcor Pharmaceuticals, Inc.*(a)	396	21,083
		84,639
Professional Services – 0.4%
Robert Half International, Inc.(a)	740	21,142
Real Estate Investment Trusts (REITs) – 0.9%
Public Storage(a)	148	21,372

	Number of Shares	Value
Rayonier, Inc.(a)	472	$21,193
		42,565
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.(a)	296	20,829
Road & Rail – 0.9%
Landstar System, Inc.(a)	412	21,308
Werner Enterprises, Inc.(a)	884	21,119
		42,427
Semiconductors & Semiconductor Equipment – 2.7%
Altera Corp.	624	21,116
Atmel Corp.*	3,120	20,904
Hittite Microwave Corp.*(a)	416	21,266
Intel Corp.(a)	792	21,107
KLA-Tencor Corp.(a)	428	21,079
Teradyne, Inc.*(a)	1,492	20,977
		126,449
Software – 3.2%
Aspen Technology, Inc.*	920	21,298
Autodesk, Inc.*	608	21,274
Check Point Software Technologies Ltd.*	428	21,225
FactSet Research Systems, Inc.	228	21,190
Fortinet, Inc.*(a)	916	21,270
Microsoft Corp.	692	21,168
SolarWinds, Inc.*(a)	488	21,257
		148,682
Specialty Retail – 6.3%
Ascena Retail Group, Inc.*	1,132	21,078
Bed Bath & Beyond, Inc.*	340	21,012
Buckle, Inc./The	532	21,051
Chico's FAS, Inc.	1,424	21,132
Dick's Sporting Goods, Inc.	440	21,120
DSW, Inc., Class A	384	20,890
Guess?, Inc.	696	21,137
Pier 1 Imports, Inc.	1,288	21,162
Ross Stores, Inc.(a)	340	21,240
TJX Cos., Inc.	492	21,121
Tractor Supply Co.(a)	252	20,931
Ulta Salon Cosmetics & Fragrance, Inc.(a)	228	21,291
Urban Outfitters, Inc.*(a)	764	21,079
Williams-Sonoma, Inc.	604	21,122
		295,366
Textiles, Apparel & Luxury Goods – 3.6%
Coach, Inc.	360	21,053
Crocs, Inc.*	1,304	21,060
Deckers Outdoor Corp.*	480	21,125
Fossil, Inc.*(a)	276	21,125
NIKE, Inc., Class B(a)	240	21,067

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Ralph Lauren Corp.(a)	152	$21,289
Steven Madden Ltd.*(a)	660	20,955
Wolverine World Wide, Inc.	536	20,786
		168,460
Trading Companies & Distributors – 1.4%
Fastenal Co.(a)	524	21,122
MSC Industrial Direct Co., Inc., Class A	320	20,976
W.W. Grainger, Inc.(a)	112	21,419
		63,517
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.(a)	984	20,949
Total Common Stocks Held Long (Cost $4,053,941)		4,227,595
Securities Sold Short – (90.3%)
Aerospace & Defense – (0.9%)
Esterline Technologies Corp.*	(336)	(20,949)
Textron, Inc.	(848)	(21,090)
		(42,039)
Airlines – (0.4%)
Southwest Airlines Co.	(2,280)	(21,022)
Auto Components – (0.5%)
Visteon Corp.*	(568)	(21,300)
Beverages – (0.5%)
Beam, Inc.	(340)	(21,247)
Biotechnology – (2.7%)
Alkermes plc*	(1,248)	(21,179)
Amylin Pharmaceuticals, Inc.*	(748)	(21,116)
BioMarin Pharmaceutical, Inc.*	(536)	(21,215)
Cubist Pharmaceuticals, Inc.*	(556)	(21,078)
Medivation, Inc.*	(232)	(21,205)
Regeneron Pharmaceuticals, Inc.*	(184)	(21,016)
		(126,809)
Building Products – (0.9%)
Masco Corp.	(1,516)	(21,027)
Owens Corning*	(744)	(21,234)
		(42,261)
Capital Markets – (1.4%)
E*TRADE Financial Corp.*	(2,612)	(21,001)
Goldman Sachs Group, Inc./The	(220)	(21,089)
Morgan Stanley	(1,468)	(21,418)
		(63,508)
Chemicals – (2.7%)
Ashland, Inc.	(304)	(21,070)
Dow Chemical Co./The	(672)	(21,168)
Ecolab, Inc.	(308)	(21,107)
Huntsman Corp.	(1,624)	(21,015)

	Number of Shares	Value
Scotts Miracle-Gro Co./The, Class A	(512)	$(21,053)
Valspar Corp.	(400)	(20,996)
		(126,409)
Commercial Banks – (2.3%)
CapitalSource, Inc.	(3,172)	(21,316)
CIT Group, Inc.*	(596)	(21,241)
First Horizon National Corp.	(2,444)	(21,141)
First Niagara Financial Group, Inc.	(2,728)	(20,869)
TCF Financial Corp.	(1,832)	(21,031)
		(105,598)
Commercial Services & Supplies – (2.3%)
Avery Dennison Corp.	(772)	(21,107)
Corrections Corp. of America	(720)	(21,204)
Covanta Holding Corp.	(1,228)	(21,060)
Republic Services, Inc.	(804)	(21,274)
Waste Management, Inc.	(636)	(21,242)
		(105,887)
Communications Equipment – (1.8%)
Brocade Communications Systems, Inc.*	(4,372)	(21,554)
Harris Corp.	(504)	(21,093)
JDS Uniphase Corp.*	(1,928)	(21,208)
ViaSat, Inc.*	(560)	(21,151)
		(85,006)
Computers & Peripherals – (0.9%)
Hewlett-Packard Co.	(1,052)	(21,156)
NCR Corp.*	(940)	(21,366)
		(42,522)
Construction & Engineering – (0.4%)
Shaw Group, Inc./The*	(776)	(21,192)
Construction Materials – (0.9%)
Martin Marietta Materials, Inc.	(268)	(21,124)
Vulcan Materials Co.	(528)	(20,967)
		(42,091)
Containers & Packaging – (2.3%)
Bemis Co., Inc.	(676)	(21,186)
Greif, Inc., Class A	(512)	(20,992)
Owens-Illinois, Inc.*	(1,104)	(21,164)
Rock-Tenn Co., Class A	(388)	(21,165)
Sealed Air Corp.	(1,372)	(21,184)
		(105,691)
Diversified Financial Services – (0.9%)
Bank of America Corp.	(2,612)	(21,366)
Citigroup, Inc.	(776)	(21,270)
		(42,636)
Diversified Telecommunication Services – (0.5%)
Level 3 Communications, Inc.*	(960)	(21,264)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Electric Utilities – (3.2%)
Edison International	(456)	$(21,067)
Great Plains Energy, Inc.	(988)	(21,153)
Hawaiian Electric Industries, Inc.	(740)	(21,105)
NV Energy, Inc.	(1,196)	(21,026)
OGE Energy Corp.	(408)	(21,130)
Pepco Holdings, Inc.	(1,084)	(21,214)
UIL Holdings Corp.	(588)	(21,086)
		(147,781)
Electrical Equipment – (0.4%)
General Cable Corp.*	(816)	(21,167)
Energy Equipment & Services – (2.3%)
Nabors Industries Ltd.*	(1,472)	(21,197)
Noble Corp.*	(652)	(21,210)
SEACOR Holdings, Inc.*	(236)	(21,094)
Transocean Ltd.	(472)	(21,112)
Weatherford International Ltd.*	(1,700)	(21,471)
		(106,084)
Food & Staples Retailing – (0.4%)
Safeway, Inc.	(1,164)	(21,127)
Food Products – (2.3%)
Archer-Daniels-Midland Co.	(716)	(21,136)
Hain Celestial Group, Inc./The*	(384)	(21,135)
Kraft Foods, Inc., Class A	(552)	(21,318)
Ralcorp Holdings, Inc.*	(316)	(21,090)
TreeHouse Foods, Inc.*	(340)	(21,179)
		(105,858)
Gas Utilities – (0.4%)
UGI Corp.	(720)	(21,190)
Health Care Equipment & Supplies – (2.3%)
Alere, Inc.*	(1,096)	(21,306)
Boston Scientific Corp.*	(3,724)	(21,115)
DENTSPLY International, Inc.	(560)	(21,174)
Hologic, Inc.*	(1,164)	(20,998)
Teleflex, Inc.	(348)	(21,197)
		(105,790)
Health Care Providers & Services – (3.1%)
Brookdale Senior Living, Inc.*	(1,192)	(21,146)
Community Health Systems, Inc.*	(752)	(21,078)
Health Management Associates, Inc., Class A*	(2,696)	(21,164)
LifePoint Hospitals, Inc.*	(516)	(21,146)
Omnicare, Inc.	(676)	(21,111)
Tenet Healthcare Corp.*	(4,008)	(21,002)
Universal Health Services, Inc., Class B	(488)	(21,062)
		(147,709)

	Number of Shares	Value
Health Care Technology – (0.5%)
Allscripts Healthcare Solutions, Inc.*	(1,948)	$(21,292)
Hotels, Restaurants & Leisure – (4.1%)
Carnival Corp.	(616)	(21,110)
Gaylord Entertainment Co.*	(552)	(21,285)
Life Time Fitness, Inc.*	(452)	(21,023)
Penn National Gaming, Inc.*	(476)	(21,225)
Royal Caribbean Cruises Ltd.	(816)	(21,240)
Six Flags Entertainment Corp.	(392)	(21,239)
Vail Resorts, Inc.	(424)	(21,234)
Wendy's Co./The	(4,504)	(21,259)
Wyndham Worldwide Corp.	(400)	(21,096)
		(190,711)
Household Durables – (3.6%)
D.R. Horton, Inc.	(1,160)	(21,321)
Jarden Corp.	(504)	(21,178)
Lennar Corp., Class A	(684)	(21,142)
Mohawk Industries, Inc.*	(304)	(21,228)
Newell Rubbermaid, Inc.	(1,168)	(21,187)
PulteGroup, Inc.*	(1,988)	(21,272)
Toll Brothers, Inc.*	(716)	(21,287)
Whirlpool Corp.	(348)	(21,284)
		(169,899)
Household Products – (0.5%)
Energizer Holdings, Inc.*	(284)	(21,371)
Independent Power Producers & Energy Traders – (1.3%)
Calpine Corp.*	(1,280)	(21,133)
GenOn Energy, Inc.*	(12,244)	(20,937)
NRG Energy, Inc.*	(1,228)	(21,318)
		(63,388)
Industrial Conglomerates – (0.4%)
General Electric Co.	(1,016)	(21,173)
Internet & Catalog Retail – (0.4%)
Liberty Interactive Corp., Class A*	(1,188)	(21,134)
Internet Software & Services – (0.4%)
Equinix, Inc.*	(120)	(21,078)
IT Services – (2.3%)
Computer Sciences Corp.	(852)	(21,147)
CoreLogic, Inc.*	(1,148)	(21,020)
DST Systems, Inc.	(388)	(21,072)
Fidelity National Information Services, Inc.	(620)	(21,130)
SAIC, Inc.	(1,752)	(21,234)
		(105,603)
Machinery – (2.7%)
Harsco Corp.	(1,044)	(21,277)
Manitowoc Co., Inc./The	(1,808)	(21,154)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Pentair, Inc.	(552)	$(21,130)
Stanley Black & Decker, Inc.	(328)	(21,110)
Terex Corp.*	(1,176)	(20,968)
Trinity Industries, Inc.	(844)	(21,083)
		(126,722)
Marine – (0.5%)
Alexander & Baldwin Holdings, Inc.	(400)	(21,300)
Media – (5.0%)
Charter Communications, Inc., Class A*	(296)	(20,978)
Cinemark Holdings, Inc.	(928)	(21,205)
Comcast Corp., Class A	(664)	(21,228)
Comcast Corp., Class A Special	(676)	(21,226)
Lamar Advertising Co., Class A*	(736)	(21,050)
Liberty Global, Inc.*	(440)	(21,010)
Liberty Global, Inc., Class A*	(428)	(21,242)
Live Nation Entertainment, Inc.*	(2,280)	(20,930)
Time Warner Cable, Inc.	(260)	(21,346)
Time Warner, Inc.	(552)	(21,252)
Virgin Media, Inc.	(868)	(21,170)
		(232,637)
Metals & Mining – (1.8%)
Alcoa, Inc.	(2,420)	(21,175)
Commercial Metals Co.	(1,672)	(21,134)
Newmont Mining Corp.	(440)	(21,344)
Steel Dynamics, Inc.	(1,800)	(21,150)
		(84,803)
Multiline Retail – (0.5%)
J.C. Penney Co., Inc.	(912)	(21,259)
Multi-Utilities – (0.9%)
MDU Resources Group, Inc.	(976)	(21,091)
NiSource, Inc.	(856)	(21,186)
		(42,277)
Office Electronics – (0.4%)
Xerox Corp.	(2,688)	(21,155)
Oil, Gas & Consumable Fuels – (5.4%)
Alpha Natural Resources, Inc.*	(2,412)	(21,008)
Anadarko Petroleum Corp.	(320)	(21,184)
Arch Coal, Inc.	(3,080)	(21,221)
Berry Petroleum Co., Class A	(536)	(21,258)
Kodiak Oil & Gas Corp.*	(2,544)	(20,886)
Plains Exploration & Production Co.*	(604)	(21,249)
Range Resources Corp.	(344)	(21,283)
SandRidge Energy, Inc.*	(3,164)	(21,167)
Sunoco, Inc.	(444)	(21,090)
Teekay Corp.	(724)	(21,199)
Williams Cos., Inc./The	(736)	(21,212)

	Number of Shares	Value
WPX Energy, Inc.*	(1,316)	$(21,293)
		(254,050)
Pharmaceuticals – (1.3%)
Endo Health Solutions, Inc.*	(676)	(20,942)
Hospira, Inc.*	(604)	(21,128)
Mylan, Inc.*	(992)	(21,199)
		(63,269)
Professional Services – (0.9%)
FTI Consulting, Inc.*	(732)	(21,045)
Nielsen Holdings N.V.*	(808)	(21,186)
		(42,231)
Real Estate Investment Trusts (REITs) – (10.4%)
Annaly Capital Management, Inc.	(1,264)	(21,210)
Apartment Investment & Management Co., Class A	(784)	(21,192)
Boston Properties, Inc.	(196)	(21,240)
Camden Property Trust	(312)	(21,113)
CBL & Associates Properties, Inc.	(1,088)	(21,260)
Colonial Properties Trust	(956)	(21,166)
Corporate Office Properties Trust	(904)	(21,253)
DDR Corp.	(1,456)	(21,316)
Douglas Emmett, Inc.	(920)	(21,252)
Duke Realty Corp.	(1,452)	(21,257)
Equity Lifestyle Properties, Inc.	(308)	(21,243)
Equity Residential	(340)	(21,202)
Essex Property Trust, Inc.	(136)	(20,933)
General Growth Properties, Inc.	(1,176)	(21,274)
Healthcare Realty Trust, Inc.	(888)	(21,170)
Highwoods Properties, Inc.	(628)	(21,132)
Home Properties, Inc.	(344)	(21,108)
Kilroy Realty Corp.	(436)	(21,107)
Mid-America Apartment Communities, Inc.	(312)	(21,291)
Regency Centers Corp.	(444)	(21,121)
UDR, Inc.	(824)	(21,292)
Vornado Realty Trust	(252)	(21,163)
Weingarten Realty Investors	(804)	(21,177)
		(487,472)
Real Estate Management & Development – (0.4%)
Forest City Enterprises, Inc., Class A*	(1,448)	(21,141)
Road & Rail – (1.3%)
Con-way, Inc.	(580)	(20,944)
Hertz Global Holdings, Inc.*	(1,652)	(21,145)
Ryder System, Inc.	(588)	(21,174)
		(63,263)
Semiconductors & Semiconductor Equipment – (1.8%)
Advanced Micro Devices, Inc.*	(3,704)	(21,224)
Micron Technology, Inc.*	(3,360)	(21,202)
Microsemi Corp.*	(1,140)	(21,078)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
ON Semiconductor Corp.*	(2,948)	$(20,931)
		(84,435)
Software – (3.2%)
Ariba, Inc.*	(472)	(21,127)
Concur Technologies, Inc.*	(308)	(20,975)
Electronic Arts, Inc.*	(1,716)	(21,193)
Nuance Communications, Inc.*	(888)	(21,152)
Rovi Corp.*	(1,072)	(21,033)
Salesforce.com, Inc.*	(156)	(21,568)
Solera Holdings, Inc.	(504)	(21,062)
		(148,110)
Specialty Retail – (0.4%)
CarMax, Inc.*	(812)	(21,063)
Thrifts & Mortgage Finance – (1.8%)
Capitol Federal Financial, Inc.	(1,780)	(21,146)
Hudson City Bancorp, Inc.	(3,328)	(21,199)
New York Community Bancorp, Inc.	(1,692)	(21,201)
Ocwen Financial Corp.*	(1,132)	(21,259)
		(84,805)
Trading Companies & Distributors – (0.9%)
Air Lease Corp.*	(1,080)	(20,941)

	Number of Shares	Value
GATX Corp.	(556)	$(21,406)
		(42,347)
Wireless Telecommunication Services – (0.5%)
Sprint Nextel Corp.*	(6,528)	(21,281)
Total Securities Sold Short (Proceeds Received $4,154,749)		(4,232,457)
Other assets less liabilities — 100.1%		4,691,911
Net Assets — 100.0%		$4,687,049
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $2,108,890.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$558,130
Aggregate gross unrealized depreciation	(595,352)
Net unrealized depreciation	$(37,222)
Federal income tax cost of investments	$32,360

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
401,154 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Quality Index	$68,297
(425,255) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Quality Index	(0.00)%	(42,487)
					$25,810

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.3%
Aerospace & Defense – 0.5%
Alliant Techsystems, Inc.	400	$20,228
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	344	20,134
Expeditors International of Washington, Inc.	524	20,305
		40,439
Airlines – 0.4%
Southwest Airlines Co.(a)	2,176	20,063
Auto Components – 4.1%
Dana Holding Corp.	1,576	20,189
Gentex Corp.	968	20,202
Goodyear Tire & Rubber Co./The*	1,700	20,077
Johnson Controls, Inc.	736	20,395
Lear Corp.	536	20,223
Tenneco, Inc.*(a)	748	20,061
TRW Automotive Holdings Corp.*(a)	544	19,997
Visteon Corp.*(a)	544	20,400
WABCO Holdings, Inc.*(a)	384	20,325
		181,869
Automobiles – 0.9%
Ford Motor Co.	2,112	20,254
General Motors Co.*(a)	1,032	20,351
		40,605
Beverages – 0.5%
Molson Coors Brewing Co., Class B(a)	488	20,306
Biotechnology – 0.4%
United Therapeutics Corp.*(a)	408	20,147
Capital Markets – 5.9%
Bank of New York Mellon Corp./The	924	20,282
Charles Schwab Corp./The(a)	1,556	20,119
E*TRADE Financial Corp.*	2,492	20,036
Eaton Vance Corp.	752	20,266
Federated Investors, Inc., Class B	932	20,364
Goldman Sachs Group, Inc./The	212	20,322
Jefferies Group, Inc.	1,552	20,161
Legg Mason, Inc.	768	20,252
Morgan Stanley(a)	1,400	20,426
SEI Investments Co.	1,016	20,208
Stifel Financial Corp.*(a)	652	20,147
TD Ameritrade Holding Corp.(a)	1,184	20,128
Waddell & Reed Financial, Inc., Class A	672	20,348
		263,059
Chemicals – 0.9%
Intrepid Potash, Inc.*	880	20,029
Scotts Miracle-Gro Co./The, Class A(a)	488	20,066
		40,095

	Number of Shares	Value
Commercial Banks – 3.2%
Comerica, Inc.	656	$20,146
First Horizon National Corp.	2,332	20,172
First Niagara Financial Group, Inc.	2,604	19,920
Popular, Inc.*(a)	1,216	20,198
SunTrust Banks, Inc.(a)	836	20,256
TCF Financial Corp.(a)	1,748	20,067
Zions Bancorp(a)	1,040	20,197
		140,956
Commercial Services & Supplies – 0.9%
Pitney Bowes, Inc.	1,348	20,180
R.R. Donnelley & Sons Co.	1,700	20,009
		40,189
Communications Equipment – 2.7%
Acme Packet, Inc.*(a)	1,076	20,067
Aruba Networks, Inc.*	1,332	20,047
JDS Uniphase Corp.*(a)	1,840	20,240
Juniper Networks, Inc.*(a)	1,236	20,159
Polycom, Inc.*	1,904	20,030
Riverbed Technology, Inc.*(a)	1,248	20,155
		120,698
Computers & Peripherals – 0.9%
Hewlett-Packard Co.	1,004	20,190
NetApp, Inc.*	636	20,238
		40,428
Construction & Engineering – 3.2%
AECOM Technology Corp.*(a)	1,224	20,135
Fluor Corp.	412	20,328
Foster Wheeler AG*	1,172	20,311
Jacobs Engineering Group, Inc.*(a)	532	20,142
KBR, Inc.	816	20,163
Shaw Group, Inc./The*(a)	744	20,319
URS Corp.(a)	580	20,230
		141,628
Containers & Packaging – 1.8%
Greif, Inc., Class A	492	20,172
Owens-Illinois, Inc.*(a)	1,052	20,167
Rock-Tenn Co., Class A	372	20,293
Sealed Air Corp.(a)	1,312	20,257
		80,889
Diversified Consumer Services – 2.2%
Apollo Group, Inc., Class A*	556	20,122
DeVry, Inc.	652	20,192
ITT Educational Services, Inc.*(a)	328	19,926
Sotheby's(a)	604	20,150
Weight Watchers International, Inc.	388	20,005
		100,395

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Diversified Financial Services – 1.4%
Bank of America Corp.	2,496	$20,417
Citigroup, Inc.	740	20,284
NYSE Euronext	788	20,157
		60,858
Electric Utilities – 0.9%
Entergy Corp.	296	20,095
Exelon Corp.	540	20,315
		40,410
Electrical Equipment – 0.9%
Babcock & Wilcox Co./The*	824	20,188
GrafTech International Ltd.*	2,084	20,111
		40,299
Electronic Equipment, Instruments & Components – 2.7%
Arrow Electronics, Inc.*	612	20,080
Corning, Inc.	1,564	20,223
FLIR Systems, Inc.	1,036	20,202
IPG Photonics Corp.*	456	19,877
Itron, Inc.*(a)	488	20,125
Vishay Intertechnology, Inc.*(a)	2,124	20,029
		120,536
Energy Equipment & Services – 3.6%
Baker Hughes, Inc.	492	20,221
CARBO Ceramics, Inc.	264	20,257
McDermott International, Inc.*(a)	1,828	20,364
Nabors Industries Ltd.*(a)	1,408	20,275
Patterson-UTI Energy, Inc.	1,388	20,209
Superior Energy Services, Inc.*(a)	1,004	20,311
Transocean Ltd.(a)	448	20,039
Weatherford International Ltd.*(a)	1,624	20,511
		162,187
Food & Staples Retailing – 0.9%
Safeway, Inc.	1,112	20,183
Walgreen Co.	684	20,232
		40,415
Food Products – 0.9%
Bunge Ltd.	320	20,077
Green Mountain Coffee Roasters, Inc.*	924	20,125
		40,202
Gas Utilities – 1.8%
AGL Resources, Inc.	520	20,150
Atmos Energy Corp.	572	20,060
National Fuel Gas Co.	428	20,107
UGI Corp.(a)	688	20,248
		80,565
Health Care Equipment & Supplies – 2.3%
Alere, Inc.*	1,044	20,295

	Number of Shares	Value
Boston Scientific Corp.*	3,556	$20,163
Hill-Rom Holdings, Inc.	656	20,238
Hologic, Inc.*	1,112	20,060
St Jude Medical, Inc.	504	20,115
		100,871
Health Care Providers & Services – 3.6%
Brookdale Senior Living, Inc.*	1,136	20,153
Community Health Systems, Inc.*	720	20,181
HCA Holdings, Inc.	652	19,840
Health Management Associates, Inc., Class A*	2,576	20,221
HealthSouth Corp.*	864	20,097
Lincare Holdings, Inc.	604	20,548
Tenet Healthcare Corp.*	3,828	20,059
Universal Health Services, Inc., Class B	468	20,199
		161,298
Health Care Technology – 0.5%
Allscripts Healthcare Solutions, Inc.*	1,860	20,330
Hotels, Restaurants & Leisure – 2.7%
Carnival Corp.	588	20,151
Hyatt Hotels Corp., Class A*	544	20,215
MGM Resorts International*(a)	1,808	20,177
Royal Caribbean Cruises Ltd.(a)	780	20,304
Starwood Hotels & Resorts Worldwide, Inc.(a)	380	20,155
Wynn Resorts Ltd.	196	20,329
		121,331
Household Durables – 0.5%
Whirlpool Corp.(a)	332	20,305
Independent Power Producers & Energy Traders – 0.9%
AES Corp./The*	1,580	20,271
NRG Energy, Inc.*(a)	1,172	20,346
		40,617
Insurance – 2.7%
Aflac, Inc.	476	20,273
Assured Guaranty Ltd.	1,428	20,135
Genworth Financial, Inc., Class A*	3,512	19,878
Hartford Financial Services Group, Inc.	1,144	20,169
Lincoln National Corp.	924	20,208
MetLife, Inc.(a)	656	20,237
		120,900
Internet & Catalog Retail – 0.5%
Netflix, Inc.*(a)	296	20,267
IT Services – 1.4%
Computer Sciences Corp.	812	20,154
SAIC, Inc.	1,672	20,265
Western Union Co./The(a)	1,204	20,275
		60,694

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	596	$20,186
Life Sciences Tools & Services – 1.8%
Covance, Inc.*	424	20,288
Illumina, Inc.*	500	20,195
Life Technologies Corp.*(a)	448	20,156
Thermo Fisher Scientific, Inc.	388	20,141
		80,780
Machinery – 4.5%
AGCO Corp.*	440	20,121
Gardner Denver, Inc.	380	20,106
Harsco Corp.	996	20,299
Ingersoll-Rand plc	480	20,246
Joy Global, Inc.	356	20,196
Navistar International Corp.*(a)	712	20,199
Oshkosh Corp.*(a)	968	20,280
PACCAR, Inc.(a)	516	20,222
Terex Corp.*(a)	1,124	20,041
Trinity Industries, Inc.	808	20,184
		201,894
Media – 1.8%
Cablevision Systems Corp., Class A	1,520	20,201
DreamWorks Animation SKG, Inc., Class A*	1,064	20,280
Lamar Advertising Co., Class A*(a)	704	20,134
Live Nation Entertainment, Inc.*(a)	2,176	19,976
		80,591
Metals & Mining – 2.7%
Alcoa, Inc.(a)	2,312	20,230
Allegheny Technologies, Inc.(a)	632	20,154
Cliffs Natural Resources, Inc.	412	20,307
Molycorp, Inc.*(a)	936	20,171
United States Steel Corp.(a)	976	20,106
Walter Energy, Inc.(a)	456	20,137
		121,105
Multiline Retail – 0.9%
J.C. Penney Co., Inc.	872	20,326
Sears Holdings Corp.*(a)	340	20,298
		40,624
Multi-Utilities – 0.9%
Public Service Enterprise Group, Inc.	624	20,280
TECO Energy, Inc.	1,116	20,155
		40,435
Office Electronics – 0.4%
Xerox Corp.(a)	2,564	20,179
Oil, Gas & Consumable Fuels – 4.5%
Alpha Natural Resources, Inc.*(a)	2,304	20,068

	Number of Shares	Value
Chesapeake Energy Corp.	1,088	$20,237
Cimarex Energy Co.	368	20,284
CONSOL Energy, Inc.	672	20,321
Hess Corp.	468	20,334
Newfield Exploration Co.*(a)	680	19,931
Peabody Energy Corp.(a)	824	20,204
QEP Resources, Inc.	676	20,260
SandRidge Energy, Inc.*	3,020	20,204
Ultra Petroleum Corp.*(a)	872	20,117
		201,960
Personal Products – 0.5%
Avon Products, Inc.	1,252	20,295
Pharmaceuticals – 0.9%
Hospira, Inc.*	576	20,148
Warner Chilcott plc, Class A*(a)	1,128	20,214
		40,362
Professional Services – 0.5%
Manpower, Inc.(a)	552	20,231
Real Estate Investment Trusts (REITs) – 0.9%
Chimera Investment Corp.	8,692	20,513
Corporate Office Properties Trust	864	20,313
		40,826
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A*	1,228	20,090
Forest City Enterprises, Inc., Class A*	1,384	20,207
Jones Lang LaSalle, Inc.(a)	284	19,985
		60,282
Road & Rail – 0.9%
CSX Corp.	904	20,213
Hertz Global Holdings, Inc.*	1,576	20,173
		40,386
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Micro Devices, Inc.*(a)	3,540	20,284
Atmel Corp.*	2,980	19,966
Cree, Inc.*	780	20,023
Cypress Semiconductor Corp.*	1,524	20,147
Micron Technology, Inc.*(a)	3,208	20,243
NVIDIA Corp.*(a)	1,460	20,177
		120,840
Software – 0.9%
Electronic Arts, Inc.*	1,636	20,204
Rovi Corp.*(a)	1,024	20,091
		40,295
Specialty Retail – 3.2%
Abercrombie & Fitch Co., Class A(a)	588	20,074
Best Buy Co., Inc.	964	20,205
GameStop Corp., Class A	1,096	20,123

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Guess?, Inc.	664	$20,166
Staples, Inc.(a)	1,552	20,254
Tiffany & Co.	380	20,121
Urban Outfitters, Inc.*(a)	728	20,085
		141,028
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.*	456	20,069
Thrifts & Mortgage Finance – 0.9%
Hudson City Bancorp, Inc.	3,176	20,231
New York Community Bancorp, Inc.(a)	1,616	20,249
		40,480
Trading Companies & Distributors – 0.4%
Air Lease Corp.*	1,032	20,010
Wireless Telecommunication Services – 1.3%
MetroPCS Communications, Inc.*(a)	3,272	19,796
NII Holdings, Inc.*(a)	1,960	20,051
Sprint Nextel Corp.*	6,236	20,329
		60,176
Total Common Stocks Held Long (Cost $4,202,723)		4,037,113
Securities Sold Short – (90.4%)
Aerospace & Defense – (2.3%)
BE Aerospace, Inc.*	(460)	(20,084)
Hexcel Corp.*	(784)	(20,219)
Teledyne Technologies, Inc.*	(328)	(20,221)
TransDigm Group, Inc.*	(152)	(20,414)
Triumph Group, Inc.	(360)	(20,257)
		(101,195)
Automobiles – (0.4%)
Harley-Davidson, Inc.	(440)	(20,121)
Beverages – (0.9%)
Brown-Forman Corp., Class B	(208)	(20,145)
Monster Beverage Corp.*	(284)	(20,221)
		(40,366)
Biotechnology – (5.0%)
Alexion Pharmaceuticals, Inc.*	(204)	(20,257)
Amylin Pharmaceuticals, Inc.*	(712)	(20,100)
Ariad Pharmaceuticals, Inc.*	(1,172)	(20,170)
Biogen Idec, Inc.*	(140)	(20,213)
BioMarin Pharmaceutical, Inc.*	(512)	(20,265)
Celgene Corp.*	(316)	(20,274)
Cepheid, Inc.*	(448)	(20,048)
Gilead Sciences, Inc.*	(392)	(20,102)
Medivation, Inc.*	(220)	(20,108)
Pharmacyclics, Inc.*	(372)	(20,315)
Regeneron Pharmaceuticals, Inc.*	(176)	(20,103)
		(221,955)

	Number of Shares	Value
Chemicals – (5.4%)
Airgas, Inc.	(240)	$(20,163)
CF Industries Holdings, Inc.	(104)	(20,149)
Cytec Industries, Inc.	(344)	(20,172)
Ecolab, Inc.	(296)	(20,285)
FMC Corp.	(380)	(20,323)
LyondellBasell Industries N.V., Class A	(504)	(20,296)
NewMarket Corp.	(92)	(19,927)
PPG Industries, Inc.	(192)	(20,375)
RPM International, Inc.	(740)	(20,128)
Sherwin-Williams Co./The	(152)	(20,117)
Valspar Corp.	(384)	(20,156)
W.R. Grace & Co.*	(400)	(20,180)
		(242,271)
Commercial Banks – (1.8%)
BB&T Corp.	(656)	(20,238)
Signature Bank/NY*	(332)	(20,242)
U.S. Bancorp	(628)	(20,196)
Wells Fargo & Co.	(604)	(20,198)
		(80,874)
Commercial Services & Supplies – (0.9%)
Cintas Corp.	(520)	(20,077)
Clean Harbors, Inc.*	(356)	(20,086)
		(40,163)
Computers & Peripherals – (1.4%)
Apple, Inc.*	(36)	(21,024)
Diebold, Inc.	(544)	(20,079)
Seagate Technology plc	(824)	(20,378)
		(61,481)
Consumer Finance – (0.9%)
American Express Co.	(348)	(20,257)
Discover Financial Services	(588)	(20,333)
		(40,590)
Distributors – (0.4%)
LKQ Corp.*	(604)	(20,174)
Diversified Consumer Services – (0.4%)
Coinstar, Inc.*	(292)	(20,049)
Diversified Telecommunication Services – (0.5%)
Verizon Communications, Inc.	(456)	(20,265)
Electric Utilities – (1.8%)
Cleco Corp.	(480)	(20,078)
Duke Energy Corp.	(872)	(20,108)
OGE Energy Corp.	(388)	(20,095)
Southern Co./The	(436)	(20,187)
		(80,468)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Electrical Equipment – (0.9%)
Hubbell, Inc., Class B	(260)	$(20,265)
Roper Industries, Inc.	(204)	(20,110)
		(40,375)
Electronic Equipment, Instruments & Components – (0.4%)
FEI Co.*	(420)	(20,093)
Energy Equipment & Services – (1.4%)
Core Laboratories N.V.	(176)	(20,398)
Helix Energy Solutions Group, Inc.*	(1,216)	(19,955)
Oceaneering International, Inc.	(420)	(20,101)
		(60,454)
Food & Staples Retailing – (0.9%)
Casey's General Stores, Inc.	(344)	(20,292)
Whole Foods Market, Inc.	(212)	(20,208)
		(40,500)
Food Products – (1.4%)
Hain Celestial Group, Inc./The*	(368)	(20,255)
Hershey Co./The	(280)	(20,168)
Mead Johnson Nutrition Co.	(252)	(20,289)
		(60,712)
Gas Utilities – (0.5%)
ONEOK, Inc.	(480)	(20,309)
Health Care Equipment & Supplies – (0.9%)
Align Technology, Inc.*	(608)	(20,344)
Intuitive Surgical, Inc.*	(36)	(19,936)
		(40,280)
Health Care Providers & Services – (0.9%)
UnitedHealth Group, Inc.	(344)	(20,124)
WellCare Health Plans, Inc.*	(380)	(20,140)
		(40,264)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(256)	(20,267)
Cerner Corp.*	(248)	(20,500)
		(40,767)
Hotels, Restaurants & Leisure – (2.7%)
Chipotle Mexican Grill, Inc.*	(52)	(19,757)
Domino's Pizza, Inc.	(656)	(20,277)
Six Flags Entertainment Corp.	(372)	(20,155)
Starbucks Corp.	(380)	(20,262)
Wyndham Worldwide Corp.	(384)	(20,252)
Yum! Brands, Inc.	(316)	(20,357)
		(121,060)
Household Durables – (1.4%)
D.R. Horton, Inc.	(1,104)	(20,292)
Lennar Corp., Class A	(652)	(20,153)

	Number of Shares	Value
Toll Brothers, Inc.*	(684)	$(20,335)
		(60,780)
Household Products – (0.4%)
Church & Dwight Co., Inc.	(364)	(20,191)
Industrial Conglomerates – (0.4%)
Carlisle Cos., Inc.	(380)	(20,148)
Insurance – (4.5%)
ACE Ltd.	(272)	(20,163)
Allied World Assurance Co. Holdings AG	(256)	(20,344)
American Financial Group, Inc./OH	(512)	(20,086)
Arch Capital Group Ltd.*	(512)	(20,321)
Arthur J. Gallagher & Co.	(576)	(20,200)
Cincinnati Financial Corp.	(528)	(20,101)
Everest Re Group Ltd.	(192)	(19,870)
Fidelity National Financial, Inc., Class A	(1,052)	(20,262)
ProAssurance Corp.	(228)	(20,313)
W.R. Berkley Corp.	(520)	(20,239)
		(201,899)
Internet & Catalog Retail – (0.4%)
Expedia, Inc.	(416)	(19,997)
Internet Software & Services – (1.8%)
AOL, Inc.*	(716)	(20,105)
Equinix, Inc.*	(116)	(20,375)
IAC/InterActiveCorp	(444)	(20,247)
Rackspace Hosting, Inc.*	(460)	(20,213)
		(80,940)
IT Services – (3.6%)
Alliance Data Systems Corp.*	(148)	(19,980)
International Business Machines Corp.	(104)	(20,340)
Mastercard, Inc., Class A	(48)	(20,645)
NeuStar, Inc., Class A*	(604)	(20,174)
Teradata Corp.*	(280)	(20,163)
Total System Services, Inc.	(844)	(20,197)
Visa, Inc., Class A	(164)	(20,275)
Wright Express Corp.*	(328)	(20,244)
		(162,018)
Leisure Equipment & Products – (0.5%)
Polaris Industries, Inc.	(284)	(20,300)
Machinery – (3.6%)
Chart Industries, Inc.*	(292)	(20,078)
Donaldson Co., Inc.	(600)	(20,022)
ITT Corp.	(1,144)	(20,134)
Lincoln Electric Holdings, Inc.	(460)	(20,143)
Robbins & Myers, Inc.	(480)	(20,074)
Valmont Industries, Inc.	(168)	(20,323)
Wabtec Corp.	(256)	(19,971)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Woodward, Inc.	(508)	$(20,035)
		(160,780)
Media – (0.4%)
CBS Corp., Class B	(616)	(20,192)
Metals & Mining – (0.4%)
Royal Gold, Inc.	(256)	(20,070)
Multiline Retail – (1.4%)
Dollar General Corp.*	(372)	(20,233)
Dollar Tree, Inc.*	(372)	(20,013)
Macy's, Inc.	(588)	(20,198)
		(60,444)
Multi-Utilities – (2.3%)
Consolidated Edison, Inc.	(324)	(20,150)
NiSource, Inc.	(816)	(20,196)
SCANA Corp.	(424)	(20,284)
Sempra Energy	(292)	(20,113)
Wisconsin Energy Corp.	(508)	(20,101)
		(100,844)
Oil, Gas & Consumable Fuels – (4.5%)
Cabot Oil & Gas Corp.	(516)	(20,331)
Cobalt International Energy, Inc.*	(864)	(20,304)
Continental Resources, Inc.*	(308)	(20,519)
HollyFrontier Corp.	(568)	(20,124)
Kodiak Oil & Gas Corp.*	(2,424)	(19,901)
Pioneer Natural Resources Co.	(228)	(20,112)
Plains Exploration & Production Co.*	(576)	(20,264)
Range Resources Corp.	(328)	(20,293)
Sunoco, Inc.	(424)	(20,140)
Williams Cos., Inc./The	(704)	(20,289)
		(202,277)
Personal Products – (0.5%)
Nu Skin Enterprises, Inc., Class A	(432)	(20,261)
Pharmaceuticals – (2.3%)
Abbott Laboratories	(316)	(20,373)
Bristol-Myers Squibb Co.	(564)	(20,276)
Perrigo Co.	(172)	(20,284)
Salix Pharmaceuticals Ltd.*	(368)	(20,034)
Vivus, Inc.*	(708)	(20,206)
		(101,173)
Professional Services – (0.9%)
Equifax, Inc.	(432)	(20,131)
Verisk Analytics, Inc., Class A*	(408)	(20,098)
		(40,229)
Real Estate Investment Trusts (REITs) – (7.7%)
American Campus Communities, Inc.	(452)	(20,331)
American Capital Agency Corp.	(600)	(20,166)
American Tower Corp.	(288)	(20,134)

	Number of Shares	Value
AvalonBay Communities, Inc.	(144)	$(20,373)
Digital Realty Trust, Inc.	(272)	(20,419)
Douglas Emmett, Inc.	(876)	(20,236)
Equity Lifestyle Properties, Inc.	(292)	(20,139)
Essex Property Trust, Inc.	(132)	(20,317)
Extra Space Storage, Inc.	(664)	(20,318)
Federal Realty Investment Trust	(196)	(20,402)
Kilroy Realty Corp.	(416)	(20,139)
Macerich Co./The	(344)	(20,313)
Post Properties, Inc.	(416)	(20,363)
Public Storage	(140)	(20,217)
Simon Property Group, Inc.	(128)	(19,925)
Tanger Factory Outlet Centers	(632)	(20,256)
Taubman Centers, Inc.	(264)	(20,370)
		(344,418)
Road & Rail – (2.3%)
J.B. Hunt Transport Services, Inc.	(340)	(20,264)
Kansas City Southern	(292)	(20,311)
Landstar System, Inc.	(392)	(20,274)
Old Dominion Freight Line, Inc.*	(464)	(20,087)
Union Pacific Corp.	(168)	(20,044)
		(100,980)
Semiconductors & Semiconductor Equipment – (1.3%)
Cirrus Logic, Inc.*	(676)	(20,199)
Intel Corp.	(756)	(20,147)
KLA-Tencor Corp.	(408)	(20,094)
		(60,440)
Software – (3.2%)
Ariba, Inc.*	(452)	(20,232)
Aspen Technology, Inc.*	(876)	(20,279)
CommVault Systems, Inc.*	(412)	(20,423)
Concur Technologies, Inc.*	(296)	(20,158)
Microsoft Corp.	(660)	(20,189)
SolarWinds, Inc.*	(464)	(20,212)
Ultimate Software Group, Inc.*	(228)	(20,319)
		(141,812)
Specialty Retail – (7.2%)
American Eagle Outfitters, Inc.	(1,028)	(20,283)
AutoZone, Inc.*	(56)	(20,562)
Cabela's, Inc.*	(532)	(20,115)
Foot Locker, Inc.	(660)	(20,183)
Gap, Inc./The	(736)	(20,137)
GNC Holdings, Inc., Class A	(516)	(20,227)
Home Depot, Inc./The	(380)	(20,136)
Ltd. Brands, Inc.	(476)	(20,244)
O'Reilly Automotive, Inc.*	(240)	(20,105)
PetSmart, Inc.	(296)	(20,181)
Pier 1 Imports, Inc.	(1,228)	(20,176)
Ross Stores, Inc.	(324)	(20,240)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Sally Beauty Holdings, Inc.*	(788)	$(20,283)
TJX Cos., Inc.	(472)	(20,263)
Tractor Supply Co.	(240)	(19,934)
Ulta Salon Cosmetics & Fragrance, Inc.	(216)	(20,170)
		(323,239)
Textiles, Apparel & Luxury Goods – (2.7%)
Carter's, Inc.*	(380)	(19,988)
NIKE, Inc., Class B	(228)	(20,014)
PVH Corp.	(260)	(20,225)
Ralph Lauren Corp.	(144)	(20,169)
Under Armour, Inc., Class A*	(212)	(20,030)
VF Corp.	(152)	(20,284)
		(120,710)
Thrifts & Mortgage Finance – (0.5%)
Ocwen Financial Corp.*	(1,080)	(20,282)
Tobacco – (0.5%)
Philip Morris International, Inc.	(232)	(20,244)
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(504)	(20,316)
United Rentals, Inc.*	(588)	(20,016)
W.W. Grainger, Inc.	(104)	(19,889)
		(60,221)

	Number of Shares	Value
Water Utilities – (0.5%)
American Water Works Co., Inc.	(592)	$(20,294)
Wireless Telecommunication Services – (0.9%)
Crown Castle International Corp.*	(344)	(20,179)
SBA Communications Corp., Class A*	(356)	(20,310)
		(40,489)
Total Securities Sold Short (Proceeds Received $3,712,376)		(4,040,458)
Other assets less liabilities — 100.1%		4,474,808
Net Assets — 100.0%		$4,471,463
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $1,620,345.

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,878
Aggregate gross unrealized depreciation	(727,521)
Net unrealized depreciation	$(531,643)
Federal income tax cost of investments	$528,298

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
398,821 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index	$47,389
(387,375) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index	(0.00)%	(60,849)
					$(13,460)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Common Stocks Held Long – 90.1%
Aerospace & Defense – 2.3%
Alliant Techsystems, Inc.(a)	848	$42,883
General Dynamics Corp.(a)	648	42,742
Lockheed Martin Corp.(a)	496	43,192
Raytheon Co.	760	43,009
Rockwell Collins, Inc.(a)	864	42,638
		214,464
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	736	43,078
United Parcel Service, Inc., Class B	544	42,846
		85,924
Beverages – 0.5%
PepsiCo, Inc.(a)	608	42,961
Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc.*(a)	432	42,898
Amgen, Inc.(a)	584	42,655
Celgene Corp.*(a)	672	43,116
Cubist Pharmaceuticals, Inc.*(a)	1,128	42,762
Regeneron Pharmaceuticals, Inc.*(a)	376	42,947
United Therapeutics Corp.*	864	42,664
		257,042
Chemicals – 3.6%
Air Products & Chemicals, Inc.(a)	536	43,271
Airgas, Inc.(a)	512	43,013
Ecolab, Inc.(a)	624	42,763
International Flavors & Fragrances, Inc.(a)	776	42,525
Olin Corp.(a)	2,032	42,448
Praxair, Inc.(a)	392	42,622
Sherwin-Williams Co./The	320	42,352
Valspar Corp.	816	42,832
		341,826
Commercial Services & Supplies – 4.5%
Avery Dennison Corp.(a)	1,560	42,651
Clean Harbors, Inc.*(a)	760	42,879
Corrections Corp. of America(a)	1,456	42,879
Covanta Holding Corp.(a)	2,480	42,532
Iron Mountain, Inc.(a)	1,304	42,980
Pitney Bowes, Inc.(a)	2,856	42,754
Republic Services, Inc.	1,632	43,183
Stericycle, Inc.*	472	43,268
Waste Connections, Inc.	1,440	43,085
Waste Management, Inc.	1,288	43,019
		429,230
Communications Equipment – 1.4%
Cisco Systems, Inc.(a)	2,504	42,994
Motorola Solutions, Inc.(a)	896	43,106

	Number of Shares	Value
Tellabs, Inc.	12,760	$42,491
		128,591
Computers & Peripherals – 0.9%
Apple, Inc.*(a)	72	42,048
Lexmark International, Inc., Class A(a)	1,608	42,741
		84,789
Construction & Engineering – 0.5%
Quanta Services, Inc.*(a)	1,784	42,941
Containers & Packaging – 2.7%
AptarGroup, Inc.(a)	832	42,474
Ball Corp.(a)	1,040	42,692
Bemis Co., Inc.(a)	1,368	42,873
Crown Holdings, Inc.*(a)	1,240	42,768
Greif, Inc., Class A(a)	1,040	42,640
Sonoco Products Co.	1,416	42,692
		256,139
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	1,200	42,792
Verizon Communications, Inc.	960	42,662
Windstream Corp.	4,440	42,891
		128,345
Electric Utilities – 3.6%
American Electric Power Co., Inc.(a)	1,072	42,773
Duke Energy Corp.(a)	1,848	42,615
Entergy Corp.(a)	632	42,906
Exelon Corp.(a)	1,144	43,037
OGE Energy Corp.(a)	824	42,675
PPL Corp.(a)	1,544	42,939
Southern Co./The	920	42,596
Xcel Energy, Inc.	1,512	42,956
		342,497
Energy Equipment & Services – 2.3%
Bristow Group, Inc.(a)	1,056	42,948
Core Laboratories N.V.(a)	368	42,651
Diamond Offshore Drilling, Inc.(a)	728	43,047
SEACOR Holdings, Inc.*(a)	480	42,902
Tidewater, Inc.	928	43,022
		214,570
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.(a)	448	42,560
CVS Caremark Corp.(a)	912	42,618
Kroger Co./The(a)	1,848	42,855
Safeway, Inc.	2,352	42,689
Sysco Corp.	1,440	42,926
Walgreen Co.	1,456	43,068
Wal-Mart Stores, Inc.	616	42,948
		299,664

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Food Products – 5.4%
Campbell Soup Co.(a)	1,288	$42,993
ConAgra Foods, Inc.(a)	1,656	42,940
Flowers Foods, Inc.(a)	1,840	42,743
General Mills, Inc.(a)	1,112	42,856
H.J. Heinz Co.(a)	784	42,634
Hershey Co./The(a)	592	42,642
Hormel Foods Corp.(a)	1,416	43,075
Kellogg Co.(a)	864	42,621
Kraft Foods, Inc., Class A(a)	1,112	42,945
McCormick & Co., Inc.(a)	712	43,183
Ralcorp Holdings, Inc.*(a)	640	42,714
TreeHouse Foods, Inc.*	688	42,856
		514,202
Health Care Equipment & Supplies – 1.4%
C.R. Bard, Inc.(a)	400	42,976
Edwards Lifesciences Corp.*(a)	416	42,973
ResMed, Inc.*	1,360	42,432
		128,381
Health Care Providers & Services – 0.4%
AmerisourceBergen Corp.(a)	1,088	42,813
Health Care Technology – 0.4%
Quality Systems, Inc.(a)	1,536	42,255
Hotels, Restaurants & Leisure – 1.4%
McDonald's Corp.(a)	488	43,203
Wendy's Co./The	9,120	43,046
Yum! Brands, Inc.	664	42,775
		129,024
Household Durables – 0.4%
Garmin Ltd.	1,112	42,578
Household Products – 1.8%
Church & Dwight Co., Inc.(a)	776	43,045
Clorox Co./The(a)	592	42,896
Colgate-Palmolive Co.(a)	408	42,473
Kimberly-Clark Corp.(a)	512	42,890
		171,304
Insurance – 9.9%
Allied World Assurance Co. Holdings AG(a)	536	42,596
Arch Capital Group Ltd.*(a)	1,088	43,183
Arthur J. Gallagher & Co.(a)	1,224	42,926
Aspen Insurance Holdings Ltd.(a)	1,480	42,772
Assurant, Inc.(a)	1,232	42,923
Axis Capital Holdings Ltd.(a)	1,312	42,706
Chubb Corp./The(a)	592	43,109
Cincinnati Financial Corp.(a)	1,120	42,638
Endurance Specialty Holdings Ltd.(a)	1,120	42,918
Everest Re Group Ltd.(a)	408	42,224

	Number of Shares	Value
Fidelity National Financial, Inc., Class A(a)	2,224	$42,834
Hanover Insurance Group, Inc./The	1,096	42,887
HCC Insurance Holdings, Inc.(a)	1,368	42,955
Markel Corp.*(a)	96	42,403
PartnerRe Ltd.(a)	568	42,981
ProAssurance Corp.(a)	480	42,763
Progressive Corp./The(a)	2,064	42,993
RenaissanceRe Holdings Ltd.	560	42,566
Travelers Cos., Inc./The	672	42,900
Validus Holdings Ltd.	1,336	42,792
W.R. Berkley Corp.	1,104	42,968
Willis Group Holdings plc	1,176	42,912
		941,949
Internet & Catalog Retail – 0.4%
Expedia, Inc.(a)	888	42,686
Internet Software & Services – 1.8%
IAC/InterActiveCorp(a)	944	43,046
VeriSign, Inc.*	984	42,873
WebMD Health Corp.*	2,088	42,825
Yahoo!, Inc.*	2,704	42,804
		171,548
IT Services – 4.0%
Amdocs Ltd.*(a)	1,432	42,559
Automatic Data Processing, Inc.(a)	768	42,747
Broadridge Financial Solutions, Inc.(a)	2,008	42,710
Gartner, Inc.*(a)	992	42,706
International Business Machines Corp.(a)	216	42,245
NeuStar, Inc., Class A*(a)	1,280	42,752
Paychex, Inc.(a)	1,360	42,718
SAIC, Inc.	3,544	42,953
Total System Services, Inc.	1,792	42,882
		384,272
Marine – 0.5%
Kirby Corp.*(a)	912	42,937
Media – 1.3%
Madison Square Garden Co./The, Class A*(a)	1,144	42,831
Regal Entertainment Group, Class A	3,112	42,821
Washington Post Co./The, Class B	112	41,868
		127,520
Metals & Mining – 1.8%
Allied Nevada Gold Corp.*(a)	1,512	42,910
Compass Minerals International, Inc.(a)	560	42,717
Newmont Mining Corp.(a)	888	43,077
Royal Gold, Inc.(a)	544	42,650
		171,354
Multiline Retail – 2.2%
Big Lots, Inc.*(a)	1,040	42,422

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Dollar Tree, Inc.*(a)	792	$42,610
Family Dollar Stores, Inc.(a)	648	43,079
Kohl's Corp.(a)	944	42,942
Target Corp.	736	42,828
		213,881
Multi-Utilities – 2.2%
Consolidated Edison, Inc.(a)	688	42,787
Dominion Resources, Inc.(a)	792	42,768
MDU Resources Group, Inc.(a)	1,976	42,701
PG&E Corp.(a)	944	42,735
Wisconsin Energy Corp.	1,080	42,736
		213,727
Oil, Gas & Consumable Fuels – 3.6%
Cabot Oil & Gas Corp.(a)	1,088	42,867
Chevron Corp.(a)	408	43,044
ConocoPhillips(a)	768	42,916
Exxon Mobil Corp.	504	43,127
Marathon Oil Corp.(a)	1,680	42,958
Range Resources Corp.	696	43,061
Sunoco, Inc.	904	42,940
Williams Cos., Inc./The	1,496	43,115
		344,028
Pharmaceuticals – 4.5%
Abbott Laboratories(a)	664	42,808
Allergan, Inc.(a)	464	42,952
Bristol-Myers Squibb Co.(a)	1,192	42,852
Eli Lilly & Co.(a)	1,000	42,910
Forest Laboratories, Inc.*(a)	1,224	42,828
Hospira, Inc.*(a)	1,224	42,816
Johnson & Johnson(a)	632	42,698
Merck & Co., Inc.(a)	1,032	43,086
Perrigo Co.(a)	360	42,455
Watson Pharmaceuticals, Inc.*	576	42,618
		428,023
Professional Services – 1.8%
FTI Consulting, Inc.*(a)	1,480	42,550
IHS, Inc., Class A*(a)	400	43,092
Towers Watson & Co., Class A	712	42,649
Verisk Analytics, Inc., Class A*	872	42,955
		171,246
Real Estate Investment Trusts (REITs) – 6.8%
American Campus Communities, Inc.(a)	952	42,821
American Tower Corp.(a)	616	43,065
Annaly Capital Management, Inc.(a)	2,560	42,957
Camden Property Trust(a)	632	42,767
Chimera Investment Corp.(a)	18,424	43,481
Digital Realty Trust, Inc.(a)	576	43,240
Equity Lifestyle Properties, Inc.(a)	624	43,037

	Number of Shares	Value
Equity Residential(a)	688	$42,904
Federal Realty Investment Trust(a)	416	43,301
Hatteras Financial Corp.(a)	1,504	43,014
MFA Financial, Inc.(a)	5,432	42,859
National Retail Properties, Inc.(a)	1,520	43,001
Rayonier, Inc.	952	42,745
Realty Income Corp.(a)	1,032	43,107
Senior Housing Properties Trust	1,920	42,854
		645,153
Semiconductors & Semiconductor Equipment – 0.5%
Marvell Technology Group Ltd.(a)	3,824	43,135
Software – 2.7%
ANSYS, Inc.*(a)	680	42,915
Check Point Software Technologies Ltd.*(a)	864	42,846
Intuit, Inc.(a)	720	42,732
Microsoft Corp.(a)	1,400	42,826
Solera Holdings, Inc.	1,016	42,458
Synopsys, Inc.*	1,456	42,850
		256,627
Specialty Retail – 2.7%
Advance Auto Parts, Inc.(a)	632	43,115
AutoZone, Inc.*(a)	120	44,061
Lowe's Cos., Inc.(a)	1,512	43,001
O'Reilly Automotive, Inc.*(a)	504	42,220
Ross Stores, Inc.	688	42,979
TJX Cos., Inc.	1,000	42,930
		258,306
Thrifts & Mortgage Finance – 0.5%
Capitol Federal Financial, Inc.(a)	3,608	42,863
Tobacco – 1.3%
Altria Group, Inc.(a)	1,240	42,842
Lorillard, Inc.(a)	320	42,224
Reynolds American, Inc.(a)	952	42,716
		127,782
Total Common Stocks Held Long (Cost $8,330,849)		8,566,577
Securities Sold Short – (90.0%)
Aerospace & Defense – (0.4%)
Textron, Inc.	(1,720)	(42,776)
Auto Components – (4.1%)
BorgWarner, Inc.*	(656)	(43,027)
Dana Holding Corp.	(3,344)	(42,837)
Gentex Corp.	(2,048)	(42,742)
Goodyear Tire & Rubber Co./The*	(3,600)	(42,516)
Johnson Controls, Inc.	(1,560)	(43,228)
Tenneco, Inc.*	(1,592)	(42,697)
TRW Automotive Holdings Corp.*	(1,152)	(42,347)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Visteon Corp.*	(1,152)	$(43,200)
WABCO Holdings, Inc.*	(816)	(43,191)
		(385,785)
Automobiles – (1.4%)
Ford Motor Co.	(4,480)	(42,963)
Harley-Davidson, Inc.	(936)	(42,803)
Thor Industries, Inc.	(1,560)	(42,760)
		(128,526)
Biotechnology – (0.9%)
Amylin Pharmaceuticals, Inc.*	(1,512)	(42,684)
Onyx Pharmaceuticals, Inc.*	(640)	(42,528)
		(85,212)
Building Products – (0.5%)
Owens Corning*	(1,504)	(42,924)
Capital Markets – (5.4%)
Affiliated Managers Group, Inc.*	(392)	(42,904)
Ameriprise Financial, Inc.	(824)	(43,062)
E*TRADE Financial Corp.*	(5,288)	(42,516)
Eaton Vance Corp.	(1,592)	(42,904)
Invesco Ltd.	(1,904)	(43,030)
Jefferies Group, Inc.	(3,288)	(42,711)
Legg Mason, Inc.	(1,632)	(43,036)
Morgan Stanley	(2,968)	(43,303)
Raymond James Financial, Inc.	(1,256)	(43,006)
Stifel Financial Corp.*	(1,376)	(42,518)
T. Rowe Price Group, Inc.	(680)	(42,813)
Waddell & Reed Financial, Inc., Class A	(1,424)	(43,119)
		(514,922)
Chemicals – (1.8%)
Celanese Corp.	(1,240)	(42,929)
Huntsman Corp.	(3,288)	(42,547)
LyondellBasell Industries N.V., Class A	(1,064)	(42,847)
Rockwood Holdings, Inc.	(960)	(42,576)
		(170,899)
Commercial Banks – (2.7%)
Huntington Bancshares, Inc./OH	(6,704)	(42,905)
Regions Financial Corp.	(6,352)	(42,876)
SunTrust Banks, Inc.	(1,768)	(42,839)
SVB Financial Group*	(736)	(43,218)
Webster Financial Corp.	(1,968)	(42,627)
Zions Bancorp	(2,208)	(42,879)
		(257,344)
Communications Equipment – (2.7%)
Aruba Networks, Inc.*	(2,824)	(42,501)
F5 Networks, Inc.*	(432)	(43,010)
JDS Uniphase Corp.*	(3,896)	(42,856)
Juniper Networks, Inc.*	(2,624)	(42,797)
Polycom, Inc.*	(4,032)	(42,417)

	Number of Shares	Value
Riverbed Technology, Inc.*	(2,648)	$(42,765)
		(256,346)
Construction & Engineering – (0.9%)
Foster Wheeler AG*	(2,488)	(43,117)
KBR, Inc.	(1,736)	(42,897)
		(86,014)
Containers & Packaging – (0.4%)
Owens-Illinois, Inc.*	(2,232)	(42,787)
Diversified Consumer Services – (0.4%)
Sotheby's	(1,280)	(42,701)
Diversified Financial Services – (1.4%)
Bank of America Corp.	(5,288)	(43,256)
Citigroup, Inc.	(1,568)	(42,979)
Leucadia National Corp.	(2,000)	(42,540)
		(128,775)
Diversified Telecommunication Services – (0.5%)
Level 3 Communications, Inc.*	(1,944)	(43,060)
Electrical Equipment – (0.9%)
GrafTech International Ltd.*	(4,416)	(42,614)
Rockwell Automation, Inc.	(648)	(42,807)
		(85,421)
Electronic Equipment, Instruments & Components – (1.8%)
Anixter International, Inc.	(808)	(42,864)
Arrow Electronics, Inc.*	(1,304)	(42,784)
Jabil Circuit, Inc.	(2,120)	(43,100)
Vishay Intertechnology, Inc.*	(4,504)	(42,473)
		(171,221)
Energy Equipment & Services – (4.1%)
Halliburton Co.	(1,512)	(42,926)
Helix Energy Solutions Group, Inc.*	(2,576)	(42,272)
Helmerich & Payne, Inc.	(992)	(43,132)
Key Energy Services, Inc.*	(5,704)	(43,350)
McDermott International, Inc.*	(3,872)	(43,134)
Nabors Industries Ltd.*	(2,984)	(42,970)
Oil States International, Inc.*	(648)	(42,898)
Patterson-UTI Energy, Inc.	(2,936)	(42,748)
Weatherford International Ltd.*	(3,440)	(43,447)
		(386,877)
Gas Utilities – (1.8%)
National Fuel Gas Co.	(904)	(42,470)
ONEOK, Inc.	(1,016)	(42,987)
Piedmont Natural Gas Co., Inc.	(1,328)	(42,748)
UGI Corp.	(1,456)	(42,850)
		(171,055)
Health Care Equipment & Supplies – (0.9%)
Alere, Inc.*	(2,216)	(43,079)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Hill-Rom Holdings, Inc.	(1,392)	$(42,943)
		(86,022)
Health Care Providers & Services – (4.9%)
AMERIGROUP Corp.*	(656)	(43,237)
Brookdale Senior Living, Inc.*	(2,408)	(42,718)
Community Health Systems, Inc.*	(1,528)	(42,830)
Coventry Health Care, Inc.	(1,344)	(42,726)
Health Management Associates, Inc., Class A*	(5,456)	(42,829)
Health Net, Inc.*	(1,744)	(42,327)
HealthSouth Corp.*	(1,832)	(42,612)
HMS Holdings Corp.*	(1,272)	(42,370)
Tenet Healthcare Corp.*	(8,112)	(42,507)
Universal Health Services, Inc., Class B	(992)	(42,815)
WellCare Health Plans, Inc.*	(808)	(42,824)
		(469,795)
Hotels, Restaurants & Leisure – (4.1%)
Gaylord Entertainment Co.*	(1,112)	(42,879)
Hyatt Hotels Corp., Class A*	(1,152)	(42,808)
Las Vegas Sands Corp.	(976)	(42,446)
Marriott International, Inc., Class A	(1,096)	(42,963)
MGM Resorts International*	(3,832)	(42,765)
Royal Caribbean Cruises Ltd.	(1,656)	(43,106)
Starwood Hotels & Resorts Worldwide, Inc.	(808)	(42,856)
Wyndham Worldwide Corp.	(816)	(43,036)
Wynn Resorts Ltd.	(416)	(43,148)
		(386,007)
Household Durables – (1.4%)
Harman International Industries, Inc.	(1,080)	(42,768)
PulteGroup, Inc.*	(4,024)	(43,057)
Tempur-Pedic International, Inc.*	(1,832)	(42,850)
		(128,675)
Independent Power Producers & Energy Traders – (1.8%)
AES Corp./The*	(3,352)	(43,006)
Calpine Corp.*	(2,592)	(42,794)
GenOn Energy, Inc.*	(24,784)	(42,381)
NRG Energy, Inc.*	(2,480)	(43,053)
		(171,234)
Industrial Conglomerates – (0.5%)
Carlisle Cos., Inc.	(808)	(42,840)
Insurance – (4.9%)
Aflac, Inc.	(1,008)	(42,931)
American International Group, Inc.*	(1,328)	(42,615)
Assured Guaranty Ltd.	(3,032)	(42,751)
CNO Financial Group, Inc.	(5,472)	(42,682)
Genworth Financial, Inc., Class A*	(7,448)	(42,156)
Hartford Financial Services Group, Inc.	(2,424)	(42,735)
Lincoln National Corp.	(1,960)	(42,865)

	Number of Shares	Value
MetLife, Inc.	(1,392)	$(42,943)
Principal Financial Group, Inc.	(1,640)	(43,017)
Protective Life Corp.	(1,456)	(42,821)
Prudential Financial, Inc.	(888)	(43,006)
		(470,522)
Internet Software & Services – (0.9%)
eBay, Inc.*	(1,016)	(42,682)
ValueClick, Inc.*	(2,624)	(43,008)
		(85,690)
Leisure Equipment & Products – (0.5%)
Brunswick Corp.	(1,936)	(43,018)
Life Sciences Tools & Services – (0.9%)
Agilent Technologies, Inc.	(1,088)	(42,693)
Waters Corp.*	(536)	(42,596)
		(85,289)
Machinery – (8.1%)
Actuant Corp., Class A	(1,576)	(42,804)
AGCO Corp.*	(936)	(42,803)
Chart Industries, Inc.*	(624)	(42,906)
Cummins, Inc.	(440)	(42,640)
Harsco Corp.	(2,112)	(43,043)
Ingersoll-Rand plc	(1,016)	(42,855)
Joy Global, Inc.	(752)	(42,661)
Kennametal, Inc.	(1,288)	(42,697)
Manitowoc Co., Inc./The	(3,656)	(42,775)
Navistar International Corp.*	(1,512)	(42,896)
Nordson Corp.	(840)	(43,084)
Oshkosh Corp.*	(2,056)	(43,073)
Robbins & Myers, Inc.	(1,016)	(42,489)
SPX Corp.	(656)	(42,850)
Terex Corp.*	(2,384)	(42,507)
Timken Co.	(928)	(42,493)
Trinity Industries, Inc.	(1,712)	(42,766)
Woodward, Inc.	(1,080)	(42,595)
		(769,937)
Media – (2.7%)
CBS Corp., Class B	(1,312)	(43,007)
Gannett Co., Inc.	(2,912)	(42,894)
Interpublic Group of Cos., Inc./The	(3,936)	(42,706)
Lamar Advertising Co., Class A*	(1,488)	(42,557)
Live Nation Entertainment, Inc.*	(4,616)	(42,375)
Viacom, Inc., Class B	(912)	(42,882)
		(256,421)
Metals & Mining – (1.3%)
Allegheny Technologies, Inc.	(1,336)	(42,605)
Cliffs Natural Resources, Inc.	(872)	(42,981)
Walter Energy, Inc.	(968)	(42,747)
		(128,333)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

	Number of Shares	Value
Multi-Utilities – (0.9%)
Avista Corp.	(1,592)	$(42,506)
TECO Energy, Inc.	(2,368)	(42,766)
		(85,272)
Oil, Gas & Consumable Fuels – (3.6%)
Alpha Natural Resources, Inc.*	(4,880)	(42,505)
Arch Coal, Inc.	(6,232)	(42,938)
Denbury Resources, Inc.*	(2,880)	(43,517)
Peabody Energy Corp.	(1,744)	(42,763)
SandRidge Energy, Inc.*	(6,400)	(42,816)
Spectra Energy Corp.	(1,472)	(42,776)
Valero Energy Corp.	(1,768)	(42,697)
Whiting Petroleum Corp.*	(1,048)	(43,094)
		(343,106)
Pharmaceuticals – (1.3%)
Mylan, Inc.*	(2,008)	(42,911)
Salix Pharmaceuticals Ltd.*	(784)	(42,681)
Warner Chilcott plc, Class A*	(2,384)	(42,721)
		(128,313)
Professional Services – (0.5%)
Manpower, Inc.	(1,168)	(42,807)
Real Estate Investment Trusts (REITs) – (1.8%)
CBL & Associates Properties, Inc.	(2,200)	(42,988)
DiamondRock Hospitality Co.	(4,176)	(42,595)
Host Hotels & Resorts, Inc.	(2,720)	(43,031)
LaSalle Hotel Properties	(1,472)	(42,894)
		(171,508)
Real Estate Management & Development – (1.3%)
CBRE Group, Inc., Class A*	(2,608)	(42,667)
Forest City Enterprises, Inc., Class A*	(2,928)	(42,749)
Jones Lang LaSalle, Inc.	(600)	(42,222)
		(127,638)
Road & Rail – (1.3%)
Con-way, Inc.	(1,176)	(42,466)
Hertz Global Holdings, Inc.*	(3,344)	(42,803)
Ryder System, Inc.	(1,192)	(42,924)
		(128,193)
Semiconductors & Semiconductor Equipment – (4.5%)
Advanced Micro Devices, Inc.*	(7,496)	(42,952)
Atmel Corp.*	(6,320)	(42,344)
Cypress Semiconductor Corp.*	(3,232)	(42,727)
Fairchild Semiconductor International, Inc.*	(3,016)	(42,526)
International Rectifier Corp.*	(2,128)	(42,539)
Micron Technology, Inc.*	(6,792)	(42,857)
NVIDIA Corp.*	(3,096)	(42,787)
ON Semiconductor Corp.*	(5,960)	(42,316)
Skyworks Solutions, Inc.*	(1,560)	(42,697)

	Number of Shares	Value
Teradyne, Inc.*	(3,024)	$(42,517)
		(426,262)
Software – (2.7%)
Ariba, Inc.*	(952)	(42,612)
Autodesk, Inc.*	(1,232)	(43,108)
Citrix Systems, Inc.*	(512)	(42,977)
Concur Technologies, Inc.*	(624)	(42,494)
Salesforce.com, Inc.*	(312)	(43,137)
TIBCO Software, Inc.*	(1,440)	(43,085)
		(257,413)
Specialty Retail – (4.0%)
Abercrombie & Fitch Co., Class A	(1,248)	(42,607)
Aeropostale, Inc.*	(2,392)	(42,649)
CarMax, Inc.*	(1,648)	(42,749)
Chico's FAS, Inc.	(2,888)	(42,858)
Guess?, Inc.	(1,408)	(42,761)
Rent-A-Center, Inc.	(1,264)	(42,647)
Signet Jewelers Ltd.	(968)	(42,602)
Tiffany & Co.	(808)	(42,784)
Williams-Sonoma, Inc.	(1,224)	(42,803)
		(384,460)
Textiles, Apparel & Luxury Goods – (1.8%)
Coach, Inc.	(728)	(42,574)
Fossil, Inc.*	(560)	(42,862)
PVH Corp.	(544)	(42,318)
Under Armour, Inc., Class A*	(448)	(42,327)
		(170,081)
Trading Companies & Distributors – (0.9%)
United Rentals, Inc.*	(1,248)	(42,482)
WESCO International, Inc.*	(744)	(42,817)
		(85,299)
Wireless Telecommunication Services – (0.4%)
MetroPCS Communications, Inc.*	(6,936)	(41,963)
Total Securities Sold Short (Proceeds Received $8,777,030)		(8,558,743)
Other assets less liabilities — 99.9%		9,498,498
Net Assets — 100.0%		$9,506,332
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2012, the aggregate amount held in a segregated account was $6,408,201.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2012

As of June 30, 2012, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,618
Aggregate gross unrealized depreciation	(522,787)
Net unrealized depreciation	$(39,169)
Federal income tax cost of investments	$47,003

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation
866,980 USD	10/03/2013	Morgan Stanley	0.70%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	$83,874
(973,204) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(0.00)%	24,454
					$108,328

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2012

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral High Beta Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Quality Fund	QuantShares U.S. Market Neutral Anti-Momentum Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$4,570,107	$6,589,862	$3,197,931	$5,619,147	$4,227,595	$4,037,113	$8,566,577
Cash	372,995	1,107,427	818,393	635,955	574,092	683,268	490,878
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	—	260,000	320,000	—	260,000
Segregated cash balance with broker for securities sold short (Note 2)	4,712,135	6,126,344	3,916,602	5,246,523	3,866,154	3,758,684	8,575,925
Unrealized appreciation on swap agreements	81,215	56,045	44,483	104,546	68,297	47,389	108,328
Receivables:
Securities sold	1,517,744	1,067,502	1,489,830	824,242	511,000	1,395,607	723,902
Dividends and interest	3,883	9,932	2,401	5,926	3,672	2,995	14,885
Investment adviser (Note 4)	20,109	21,104	24,115	22,686	7,886	20,593	17,692
Prepaid expenses	9,243	9,492	11,270	9,242	9,244	9,243	9,491
Total Assets	11,287,431	14,987,708	9,505,025	12,728,267	9,587,940	9,954,892	18,767,678
LIABILITIES
Securities sold short, at value(2)	4,567,500	6,594,440	3,201,892	5,638,091	4,232,457	4,040,458	8,558,743
Unrealized depreciation on swap agreements	33,058	52,543	8,045	53,151	42,487	60,849	—
Payables:
Securities purchased	1,571,180	992,336	1,521,664	765,028	577,679	1,336,894	658,022
Capital shares redeemed	—	—	1,181,021	—	—	—	—
Trustees fees (Note 4)	531	707	730	784	890	515	618
Dividends on securities sold short	3,894	4,902	10,717	7,014	5,939	3,880	5,024
Accrued expenses and other liabilities	41,195	42,185	39,418	43,853	41,439	40,833	38,939
Total Liabilities	6,217,358	7,687,113	5,963,487	6,507,921	4,900,891	5,483,429	9,261,346
Net Assets	$5,070,073	$7,300,595	$3,541,538	$6,220,346	$4,687,049	$4,471,463	$9,506,332
NET ASSETS CONSIST OF:
Paid-in capital	$4,995,068	$7,607,291	$4,415,499	$7,097,643	$6,143,364	$4,997,877	$9,876,102
Accumulated undistributed net investment income (loss)	(30,712)	—	(85,731)	(68,858)	(59,810)	—	—
Accumulated undistributed net realized gain (loss)	(556,858)	(74,898)	(530,834)	(692,828)	(1,518,261)	(19,262)	(932,113)
Net unrealized appreciation (depreciation) on:
Investments	383,613	140,600	(312,202)	65,224	173,654	(165,610)	235,728
Securities sold short	230,805	(375,900)	18,368	(232,230)	(77,708)	(328,082)	218,287
Swap agreements	48,157	3,502	36,438	51,395	25,810	(13,460)	108,328
Net Assets	$5,070,073	$7,300,595	$3,541,538	$6,220,346	$4,687,049	$4,471,463	$9,506,332
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	200,001	304,000	150,001	250,001	200,001	200,001	400,001
Net Asset Value	$25.35	$24.02	$23.61	$24.88	$23.44	$22.36	$23.77
(1) Investments in securities, at cost	$4,186,494	$6,449,262	$3,510,133	$5,553,923	$4,053,941	$4,202,723	$8,330,849
(2) Securities sold short, proceeds	4,798,305	6,218,540	3,220,260	5,405,861	4,154,749	3,712,376	8,777,030

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations

	QuantShares U.S. Market Neutral Momentum Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Value Fund For the period 09/12/11* – 06/30/12	QuantShares U.S. Market Neutral High Beta Fund For the period 09/12/11* – 06/30/12	QuantShares U.S. Market Neutral Size Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Quality Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Anti-Momentum Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Anti-Beta Fund For the period 09/12/11* – 06/30/12
INVESTMENT INCOME
Dividend income	$49,296	$93,801	$40,691	$82,612	$105,998	$56,422	$98,745
Interest income	56	67	224	31	72	16	39
Foreign withholding tax on dividends	(556)	(104)	—	—	(235)	—	(26)
Total Investment Income	48,796	93,764	40,915	82,643	105,835	56,438	98,758
EXPENSES
Dividends on securities sold short	57,492	55,539	107,846	127,785	113,534	55,457	39,792
Interest on securities sold short	8,360	13,511	13,735	12,220	17,987	8,915	12,341
Investment management fees (Note 4)	19,855	23,507	23,661	30,270	37,846	19,673	21,193
Professional fees	47,309	49,773	50,169	53,759	57,062	47,251	47,972
Custody fees	19,022	18,471	17,412	22,860	21,615	18,792	17,120
Offering costs	15,816	15,568	13,790	15,816	15,816	15,816	15,568
Index fees	18,375	18,375	18,375	18,375	18,375	18,375	18,375
CCO fees	7,689	8,790	8,942	11,089	13,869	7,731	7,893
Treasurer fees	6,765	7,697	7,826	9,644	11,997	6,801	6,938
Listing fees	4,089	4,007	6,507	4,089	4,089	4,089	4,007
Accounting fees	2,636	2,819	2,826	3,157	3,537	2,627	2,703
Trustees fees (Note 4)	1,385	1,639	1,674	2,168	2,807	1,395	1,432
Administration fees (Note 5)	1,193	1,412	1,421	1,818	2,273	1,182	1,273
Other fees	4,287	4,576	4,628	5,459	6,476	4,317	4,296
Total Expenses before Adjustments	214,273	225,684	278,812	318,509	327,283	212,421	200,903
Less waivers and/or reimbursements by Adviser (Note 4)	(109,107)	(110,099)	(110,403)	(118,570)	(120,845)	(109,111)	(106,811)
Total Expenses after Adjustments	105,166	115,585	168,409	199,939	206,438	103,310	94,092
Net Investment Income (Loss)	(56,370)	(21,821)	(127,494)	(117,296)	(100,603)	(46,872)	4,666
NET REALIZED GAIN (LOSS) ON:
Investments in securities	275,378	351,501	187,194	411,762	472,509	599,074	144,728
In-kind redemptions of investments	—	—	152,922	885,489	813,331	—	298,362
Securities sold short	(670,151)	(273,758)	(567,087)	(976,361)	(1,797,552)	(427,751)	(863,077)
Swap agreements	(17,257)	(15,182)	(99,163)	(41,197)	(93,439)	(36,488)	(138,096)
Net Realized Gain (Loss)	(412,030)	62,561	(326,134)	279,693	(605,151)	134,835	(558,083)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	383,613	140,600	(312,202)	65,224	173,654	(165,610)	235,728
Securities sold short	230,805	(375,900)	18,368	(232,230)	(77,708)	(328,082)	218,287
Swap agreements	48,157	3,502	36,438	51,395	25,810	(13,460)	108,328
Net Change in Unrealized Appreciation (Depreciation)	662,575	(231,798)	(257,396)	(115,611)	121,756	(507,152)	562,343
Net Realized and Unrealized Gain (Loss)	250,545	(169,237)	(583,530)	164,082	(483,395)	(372,317)	4,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$194,175	$(191,058)	$(711,024)	$46,786	$(583,998)	$(419,189)	$8,926
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	QuantShares U.S. Market Neutral Momentum Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Value Fund For the period 09/12/11* – 06/30/12	QuantShares U.S. Market Neutral High Beta Fund For the period 09/12/11* – 06/30/12	QuantShares U.S. Market Neutral Size Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Quality Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Anti-Momentum Fund For the period 09/06/11* – 06/30/12	QuantShares U.S. Market Neutral Anti-Beta Fund For the period 09/12/11* – 06/30/12
OPERATIONS
Net investment income (loss)	$(56,370)	$(21,821)	$(127,494)	$(117,296)	$(100,603)	$(46,872)	$4,666
Net realized gain (loss)	(412,030)	62,561	(326,134)	279,693	(605,151)	134,835	(558,083)
Net change in unrealized appreciation (depreciation)	662,575	(231,798)	(257,396)	(115,611)	121,756	(507,152)	562,343
Net Increase (Decrease) in Net Assets Resulting from Operations	194,175	(191,058)	(711,024)	46,786	(583,998)	(419,189)	8,926
DISTRIBUTIONS
Net investment income	—	—	—	—	—	—	(4,832)
Net realized gain	(121,318)	(117,786)	(21,294)	(54,660)	(81,255)	(109,373)	(80,624)
Tax return of capital	(2,809)	—	—	—	—	—	—
Total Distributions	(124,127)	(117,786)	(21,294)	(54,660)	(81,255)	(109,373)	(85,456)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,000,025	7,509,439	8,944,320	15,007,240	12,583,595	5,000,025	14,276,783
Cost of shares redeemed	—	—	(4,670,464)	(8,779,020)	(7,231,293)	—	(4,693,921)
Net Increase (Decrease) from Capital Transactions	5,000,025	7,509,439	4,273,856	6,228,220	5,352,302	5,000,025	9,582,862
Total Increase (Decrease) in Net Assets	5,070,073	7,200,595	3,541,538	6,220,346	4,687,049	4,471,463	9,506,332
NET ASSETS
Beginning of period	$—	$100,000 (2)	$—	$—	$—	$—	$—
End of Period	$5,070,073	$7,300,595	$3,541,538	$6,220,346	$4,687,049	$4,471,463	$9,506,332
Accumulated undistributed net investment income (loss) included in end of period net assets	$(30,712)	$—	$(85,731)	$(68,858)	$(59,810)	$—	$—
SHARES TRANSACTIONS
Beginning of period	—	4,000 (2)	—	—	—	—	—
Shares issued	1	—	1	300,001	1	1	1
Shares issued in-kind (Note 8)	200,000	300,000	350,000	300,000	500,000	200,000	600,000
Shares redeemed	—	—		—	—	—	—
Shares redeemed in-kind (Note 8)	—	—	(200,000)	(350,000)	(300,000)	—	(200,000)
Shares Outstanding, End of Period	200,001	304,000	150,001	250,001	200,001	200,001	400,001
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.
(2)	Represents initial seed capital.

See accompanying notes to the financial statements.

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FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the period 09/06/11* – 06/30/12	$25.00	$(0.28)	$1.25		$0.97	$—	$(0.61)	$(0.01)	$(0.62)	$25.35
QuantShares U.S. Market Neutral Value Fund
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)		(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral High Beta Fund
For the period 09/12/11* – 06/30/12	25.00	(0.55)	(0.73)		(1.28)	—	(0.11)	—	(0.11)	23.61
QuantShares U.S. Market Neutral Size Fund
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46		0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Quality Fund
For the period 09/06/11* – 06/30/12	25.00	(0.26)	(1.14)		(1.40)	—	(0.16)	—	(0.16)	23.44
QuantShares U.S. Market Neutral Anti-Momentum Fund
For the period 09/06/11* – 06/30/12	25.00	(0.23)	(1.86)		(2.09)	—	(0.55)	—	(0.55)	22.36
QuantShares U.S. Market Neutral Anti-Beta Fund
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(7)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(5)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(6)	In-kind transactions are not included in portfolio turnover calculations.
(7)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)					Total Return(3)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net asset value (4)	Market value (5)	Portfolio turnover rate (excluding short sales)(3)(6)	Portfolio turnover rate (including short sales)(3)(6)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the period 09/06/11* – 06/30/12	0.99%	2.65%	5.40%	(1.42)%	(4.17)%	4.04%	4.28%	196%	372%	$5,070
QuantShares U.S. Market Neutral Value Fund
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)	2.81	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral High Beta Fund
For the period 09/12/11* – 06/30/12	0.99	3.56	5.89	(2.70)	(5.03)	(5.11)	(4.87)	79	252	3,542
QuantShares U.S. Market Neutral Size Fund
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)	(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Quality Fund
For the period 09/06/11* – 06/30/12	0.99	2.73	4.32	(1.33)	(2.93)	(5.62)	(5.62)	73	257	4,687
QuantShares U.S. Market Neutral Anti-Momentum Fund
For the period 09/06/11* – 06/30/12	0.99	2.63	5.40	(1.19)	(3.97)	(8.47)	(8.52)	164	379	4,471
QuantShares U.S. Market Neutral Anti-Beta Fund
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11	(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2012

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust currently consists of seven series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund (formerly known as QuantShares U.S. Market Neutral Beta Fund), QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. The standard clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. The standard is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Adviser is currently evaluating the implications of the amendment and its impact on the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

The following is a summary of the valuations as of June 30, 2012, for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs
	Common Stocks	Swap Agreements*	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,570,107	$81,215	$4,651,322
Liabilities:	(4,567,500)	(33,058)	(4,600,558)
Totals:	$2,607	$48,157	$50,764
QuantShares U.S. Market Neutral Value Fund
Assets:	$6,589,862	$56,045	$6,645,907
Liabilities:	(6,594,440)	(52,543)	(6,646,983)
Totals:	$(4,578)	$3,502	$(1,076)
QuantShares U.S. Market Neutral High Beta Fund
Assets:	$3,197,931	$44,483	$3,242,414
Liabilities:	(3,201,892)	(8,045)	(3,209,937)
Totals:	$(3,961)	$36,438	$32,477
QuantShares U.S. Market Neutral Size Fund
Assets:	$5,619,147	$104,546	$5,723,693
Liabilities:	(5,638,091)	(53,151)	(5,691,242)
Totals:	$(18,944)	$51,395	$32,451
QuantShares U.S. Market Neutral Quality Fund
Assets:	$4,227,595	$68,297	$4,295,892
Liabilities:	(4,232,457)	(42,487)	(4,274,944)
Totals:	$(4,862)	$25,810	20,948
QuantShares U.S. Market Neutral Anti-Momentum Fund
Assets:	$4,037,113	$47,389	$4,084,502
Liabilities:	(4,040,458)	(60,849)	(4,101,307)
Totals:	$(3,345)	$(13,460)	(16,805)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$8,566,577	$108,328	$8,674,905
Liabilities:	(8,558,743)	(—)	(8,558,743)
Totals:	$7,834	$108,328	$116,162
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the year ended June 30, 2012, there were no Level 3 investments in a Fund held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Level 1 and Level 2 for the year ending June 30, 2012.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds all entered into swap agreements during the period. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended June 30, 2012:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$499,472	$(492,866)
QuantShares U.S. Market Neutral Value Fund	608,952	(613,359)
QuantShares U.S. Market Neutral High Beta Fund	592,059	(593,754)
QuantShares U.S. Market Neutral Size Fund	792,600	(800,237)
QuantShares U.S. Market Neutral Quality Fund	942,509	(934,981)
QuantShares U.S. Market Neutral Anti-Momentum Fund	497,913	(500,165)
QuantShares U.S. Market Neutral Anti-Beta Fund	589,844	(589,595)

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of June 30, 2012
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$81,215	$33,058
QuantShares U.S. Market Neutral Value Fund			56,045	52,543
QuantShares U.S. Market Neutral High Beta Fund			44,483	8,045
QuantShares U.S. Market Neutral Size Fund			104,546	53,151
QuantShares U.S. Market Neutral Quality Fund			68,297	42,487
QuantShares U.S. Market Neutral Anti-Momentum Fund			47,389	60,849
QuantShares U.S. Market Neutral Anti-Beta Fund			108,328	—

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2012
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$(17,257)	$48,157
QuantShares U.S. Market Neutral Value Fund		(15,182)	3,502
QuantShares U.S. Market Neutral High Beta Fund		(99,163)	36,438
QuantShares U.S. Market Neutral Size Fund		(41,197)	51,395
QuantShares U.S. Market Neutral Quality Fund		(93,439)	25,810
QuantShares U.S. Market Neutral Anti-Momentum Fund		(36,488)	(13,460)
QuantShares U.S. Market Neutral Anti-Beta Fund		(138,096)	108,328

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2012, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax of the distributions paid for the tax year ended June 30, 2012, were as follows:

	Distributions paid from
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$119,158	$2,160	$2,809	$124,127
QuantShares U.S. Market Neutral Value Fund	117,625	161	—	117,786
QuantShares U.S. Market Neutral High Beta Fund	21,294	—	—	21,294
QuantShares U.S. Market Neutral Size Fund	53,783	877	—	54,660
QuantShares U.S. Market Neutral Quality Fund	80,288	967	—	81,255
QuantShares U.S. Market Neutral Anti-Momentum Fund	109,347	26	—	109,373
QuantShares U.S. Market Neutral Anti-Beta Fund	85,246	210	—	85,456

At June 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(461,588)	$630,705
QuantShares U.S. Market Neutral Value Fund	180,192	341	—	(407,203)
QuantShares U.S. Market Neutral High Beta Fund	—	—	(385,934)	(332,110)
QuantShares U.S. Market Neutral Size Fund	—	—	(282,928)	(572,027)
QuantShares U.S. Market Neutral Quality Fund	—	737	(1,405,537)	(11,412)
QuantShares U.S. Market Neutral Anti-Momentum Fund	71,022	80	—	(544,766)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	1,285	(422,548)	69,832

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales and return of capital distributions.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, and nondeductible expenses resulted in the following reclassifications, as of June 30, 2012 among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
QuantShares U.S. Market Neutral Momentum Fund	$25,658	$(23,510)	$(2,148)
QuantShares U.S. Market Neutral Value Fund	21,821	(19,673)	(2,148)
QuantShares U.S. Market Neutral High Beta Fund	41,763	(183,406)	141,643
QuantShares U.S. Market Neutral Size Fund	48,438	(917,861)	869,423
QuantShares U.S. Market Neutral Quality Fund	40,793	(831,855)	791,062
QuantShares U.S. Market Neutral Anti-Momentum Fund	46,872	(44,724)	(2,148)
QuantShares U.S. Market Neutral Anti-Beta Fund	166	(293,406)	293,240

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2012, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2012:

Fund	Ordinary Late Year Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$30,712	$430,876	$461,588
QuantShares U.S. Market Neutral Value Fund	—	—	—
QuantShares U.S. Market Neutral High Beta Fund	85,731	300,203	385,934
QuantShares U.S. Market Neutral Size Fund	68,858	214,070	282,928
QuantShares U.S. Market Neutral Quality Fund	59,810	1,345,727	1,405,537
QuantShares U.S. Market Neutral Anti-Momentum Fund	—	—	—
QuantShares U.S. Market Neutral Anti-Beta Fund	—	422,548	422,548

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

4. Fees and Other Transactions with Affiliates

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. This undertaking can only be changed with the approval of the Board of Trustees.

For the year ended June 30, 2012, management fees waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$19,855	$89,252
QuantShares U.S. Market Neutral Value Fund	23,507	86,592
QuantShares U.S. Market Neutral High Beta Fund	23,661	86,742
QuantShares U.S. Market Neutral Size Fund	30,270	88,300
QuantShares U.S. Market Neutral Quality Fund	37,846	82,999
QuantShares U.S. Market Neutral Anti-Momentum Fund	19,673	89,438
QuantShares U.S. Market Neutral Anti-Beta Fund	21,193	85,618

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% of the Fund’s average net assets. Any such repayment must be made within three years after the month in which the Adviser incurred the expense. As of June 30, 2012, the amounts eligible for recoupment and the year of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2015	2016	2017
QuantShares U.S. Market Neutral Momentum Fund	$109,107	$—	$—	$109,107
QuantShares U.S. Market Neutral Value Fund	110,099	—	—	110,099
QuantShares U.S. Market Neutral High Beta Fund	110,403	—	—	110,403
QuantShares U.S. Market Neutral Size Fund	118,570	—	—	118,570
QuantShares U.S. Market Neutral Quality Fund	120,845	—	—	120,845
QuantShares U.S. Market Neutral Anti-Momentum Fund	109,111	—	—	109,111
QuantShares U.S. Market Neutral Anti-Beta Fund	106,811	—	—	106,811

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units.

At June 30, 2012, the QuantShares U.S. Market Neutral Size Fund had $2,000 of transaction fees, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

9. Investment Transactions

For the year ended June 30, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$8,579,242	$7,692,092	$8,886,615	$11,819,608
QuantShares U.S. Market Neutral Value Fund	4,753,294	5,154,033	5,197,395	11,098,650
QuantShares U.S. Market Neutral High Beta Fund	4,917,246	8,465,110	4,201,576	11,118,219
QuantShares U.S. Market Neutral Size Fund	12,165,754	11,133,491	6,332,705	15,562,617
QuantShares U.S. Market Neutral Quality Fund	6,000,104	15,201,477	8,253,575	17,557,470
QuantShares U.S. Market Neutral Anti-Momentum Fund	7,131,772	9,300,080	7,750,137	12,584,062
QuantShares U.S. Market Neutral Anti-Beta Fund	3,469,760	7,138,217	3,900,890	15,051,639

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Realized Gain
QuantShares U.S. Market Neutral High Beta Fund	$4,233,294	$152,922
QuantShares U.S. Market Neutral Size Fund	8,014,936	885,489
QuantShares U.S. Market Neutral Quality Fund	6,283,148	813,331
QuantShares U.S. Market Neutral Anti-Beta Fund	4,028,221	298,362

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
QuantShares U.S. Market Neutral Momentum Fund	$4,223,280
QuantShares U.S. Market Neutral Value Fund	6,542,350
QuantShares U.S. Market Neutral High Beta Fund	6,688,971
QuantShares U.S. Market Neutral Size Fund	6,445,128
QuantShares U.S. Market Neutral Quality Fund	11,306,295
QuantShares U.S. Market Neutral Anti-Momentum Fund	4,222,356
QuantShares U.S. Market Neutral Anti-Beta Fund	12,349,857

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have had above average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Beta Risk:  For the QuantShares U.S. Market Neutral High Beta Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have below average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Quality Risk:  For the QuantShares U.S. Market Neutral Quality Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a Fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Anti-Momentum Risk:  For the QuantShares U.S. Market Neutral Anti-Momentum Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a Fund using an anti-momentum strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2012

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because a Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds' maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds' indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of FQF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of each of the portfolios comprising FQF Trust (the “Trust”) at June 30, 2012, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as “financial statements”) are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 20, 2012

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, June 30, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, June 30, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,062.90	$12.67	2.47%
Hypothetical	$1,000.00	$1,012.58	$12.36	2.47%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$948.70	$11.87	2.45%
Hypothetical	$1,000.00	$1,012.68	$12.26	2.45%
QuantShares U.S. Market Neutral High Beta Fund
Actual	$1,000.00	$952.80	$16.70	3.44%
Hypothetical	$1,000.00	$1,007.76	$17.17	3.44%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$988.50	$15.38	3.11%
Hypothetical	$1,000.00	$1,009.40	$15.54	3.11%
QuantShares U.S. Market Neutral Quality Fund
Actual	$1,000.00	$967.00	$13.01	2.66%
Hypothetical	$1,000.00	$1,011.64	$13.30	2.66%
QuantShares U.S. Market Neutral Anti-Momentum Fund
Actual	$1,000.00	$921.00	$12.61	2.64%
Hypothetical	$1,000.00	$1,011.74	$13.20	2.64%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,008.10	$10.83	2.17%
Hypothetical	$1,000.00	$1,014.07	$10.87	2.17%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, when available, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

For the year ended June 30, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2012 Form 1099-DIV.

FQF Trust

Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 66	Trustee	Since 2011	Principal, Dover Consulting LLC (2008 to present); Senior Vice President and Chief Compliance Officer, State Street Global Advisors (2001 to 2007)	7	None
Joseph A. Franco c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 53	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present)	7	None
Richard S. Robie III c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 50	Trustee	Since 2011	Consultant, Advent International (August 2010 to present) (private equity firm); Senior Managing Director and Chief Administration Officer, Putnam Investments (2003 to 2008)	7	None
Interested Trustee*
Ronald C. Martin, CFA c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 39	Trustee Vice President	Since 2010 Since 2011	Chief Financial Officer and Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	7	None
*	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9803 (collect).

FQF Trust

Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Brent Arvidson 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 42	Principal Financial Officer and Treasurer	Since 2011	Director, Foreside Management Services LLC (2010 to present); Head of Fund Reporting, Assistant Treasurer, Fund Administration, Grantham, Mayo Van Otterloo & Co. LLC (1997 to 2009).*
William H. DeRoche c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 49	Chief Executive Officer	Since 2010	Chief Executive Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003)
Kishore L. Karunakaran c/o FQF Trust, 230 Congress Street Floor 5, Boston, MA 02110 Age: 40	President	Since 2010	President and Chief Operating
Officer, Adviser (December
2009 to present); Director,
Platinum Grove Asset
Management (July 2008 to
December 2008); Vice
President, AQR Capital
Management (April 2007 to
April 2008); Senior Portfolio
Manager, State Street Global
Advisors (October 2004 to
March 2007).
Ann E. Edgeworth 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 49	Chief Compliance Officer	Since 2011	Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Arvidson and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed end funds for which the Distributor (or its affiliates) act as distributor or provider of other services.

FQF Trust

230 Congress Street, Floor 5
Boston, MA 02110
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2012, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the year ended June 30, 2012 was:

2012
Audit Fees (a)	$112,500
Audit Related Fees (b)	–
Tax Fees (c)	57,400
All Other Fees (d)	–
Total:	$169,900

(b)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2012 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: [ N/A].

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended June 30, 2012: [$0].

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:         /s/ Kishore L. Karunakaran

Kishore L. Karunakaran

President

August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Kishore L. Karunakaran

Kishore L. Karunakaran

President

August 31, 2012

By:         /s/ Brent Arvidson

Brent Arvidson

Principal Financial Officer and Treasurer

August 31, 2012